UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 2.7%

1,000	Boeing Company	$54,150

500	General Dynamics Corporation	32,300

200	Goodrich Corporation	10,868

1,000	Honeywell International Inc.	37,150

300	ITT Industries, Inc.	15,645

200	L-3 Communications Holdings, Inc.	16,064

400	Lockheed Martin Corporation	31,232

400	Northrop Grumman Corporation	20,700

200	Precision Castparts Corporation	20,374

600	Raytheon Company	28,782

200	Rockwell Collins, Inc.	10,160

1,500	United Technologies Corporation	91,395
	Total Aerospace & Defense	368,820

	Air Freight & Logistics – 1.0%

300	C.H. Robinson Worldwide, Inc.	17,325

300	Expeditors International of Washington, Inc.	10,545

400	FedEx Corporation	30,088

1,400	United Parcel Service, Inc., Class B	79,058
	Total Air Freight & Logistics	137,016

	Airlines – 0.0%

500	Southwest Airlines Co.	4,800

	Auto Components – 0.2%

300	Goodyear Tire & Rubber Company, (2)	5,109

800	Johnson Controls, Inc.	20,448
	Total Auto Components	25,557

	Automobiles – 0.3%

5,700	Ford Motor Company, (2)	41,097

300	Harley-Davidson, Inc.	6,900
	Total Automobiles	47,997

	Beverages – 2.5%

100	Brown-Forman Corporation	4,822

3,100	Coca-Cola Company	166,470

600	Coca-Cola Enterprises Inc.	12,846

200	Constellation Brands, Inc., Class A, (2)	3,030

400	Dr. Pepper Snapple Group, (2)	11,500

300	Molson Coors Brewing Company, Class B	14,604

300	Pepsi Bottling Group, Inc.	10,932

2,200	PepsiCo, Inc.	129,052
	Total Beverages	353,256

	Biotechnology – 1.6%

1,600	Amgen Inc., (2)	96,368

500	Biogen Idec Inc., (2)	25,260

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Biotechnology (continued)

500	Celgene Corporation, (2)	$27,950

100	Cephalon, Inc., (2)	5,824

300	Genzyme Corporation, (2)	17,019

1,200	Gilead Sciences, Inc., (2)	55,896
	Total Biotechnology	228,317

	Building Products – 0.1%

600	Masco Corporation	7,752

	Capital Markets – 2.9%

300	Ameriprise Financial, Inc.	10,899

1,800	Bank of New York Company, Inc.	52,182

1,100	Charles Schwab Corporation	21,065

900	E*Trade Group Inc., (2)	1,575

200	Federated Investors Inc.	5,274

200	Franklin Resources, Inc.	20,120

800	Goldman Sachs Group, Inc.	147,480

600	Invesco LTD	13,656

100	Janus Capital Group Inc.	1,418

200	Legg Mason, Inc.	6,206

1,500	Morgan Stanley	46,320

300	Northern Trust Corporation	17,448

700	State Street Corporation	36,820

400	T. Rowe Price Group Inc.	18,280
	Total Capital Markets	398,743

	Chemicals – 1.7%

300	Air Products & Chemicals Inc.	23,274

100	Airgas, Inc.	4,837

1,100	Dow Chemical Company	28,677

1,300	E.I. Du Pont de Nemours and Company	41,782

100	Eastman Chemical Company	5,354

200	Ecolab Inc.	9,246

100	FMC Corporation	5,625

100	International Flavors & Fragrances Inc.	3,793

700	Monsanto Company	54,180

300	PPG Industries, Inc.	17,463

400	Praxair, Inc.	32,676

200	Sigma-Aldrich Corporation	10,796
	Total Chemicals	237,703

	Commercial Banks – 2.6%

1,200	BB&T Corporation	32,688

200	Comerica Incorporated	5,934

1,200	Fifth Third Bancorp.	12,156

500	First Horizon National Corporation, (2)	6,620

700	Huntington BancShares Inc.	3,297

600	KeyCorp.	3,900

2	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

100	M&T Bank Corporation	$6,232

200	Marshall and Ilsley Corporation	1,614

500	PNC Financial Services Group, Inc.	24,295

1,200	Regions Financial Corporation	7,452

400	SunTrust Banks, Inc.	9,020

2,300	U.S. Bancorp	50,278

7,100	Wells Fargo & Company	200,078

100	Zions Bancorporation	1,797
	Total Commercial Banks	365,361

	Commercial Services & Supplies – 0.5%

100	Avery Dennison Corporation	3,601

200	Cintas Corporation	6,062

300	Iron Mountain Inc., (2)	7,998

300	Pitney Bowes Inc.	7,455

300	R.R. Donnelley & Sons Company	6,378

500	Republic Services, Inc.	13,285

100	Stericycle Inc., (2)	4,845

800	Waste Management, Inc.	23,856
	Total Commercial Services & Supplies	73,480

	Communications Equipment – 2.7%

100	Ciena Corporation, (2)	1,628

8,500	Cisco Systems, Inc., (2)	200,090

200	Harris Corporation	7,520

200	JDS Uniphase Corporation, (2)	1,422

700	Juniper Networks Inc., (2)	18,914

2,400	Motorola, Inc.	20,616

2,500	QUALCOMM, Inc.	112,450

800	Tellabs Inc., (2)	5,536
	Total Communications Equipment	368,176

	Computers & Peripherals – 6.1%

1,400	Apple, Inc., (2)	259,518

2,300	Dell Inc., (2)	35,098

3,400	EMC Corporation, (2)	57,936

3,700	Hewlett-Packard Company	174,677

2,200	International Business Machines Corporation (IBM)	263,142

400	Network Appliance Inc., (2)	10,672

200	QLogic Corporation, (2)	3,440

300	SanDisk Corporation, (2)	6,510

1,400	Sun Microsystems Inc., (2)	12,726

300	Teradata Corporation, (2)	8,256

500	Western Digital Corporation, (2)	18,265
	Total Computers & Peripherals	850,240

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Construction & Engineering – 0.1%

200	Fluor Corporation	$10,170

100	Jacobs Engineering Group, Inc., (2)	4,595

200	Quanta Services Incorporated, (2)	4,426
	Total Construction & Engineering	19,191

	Construction Materials – 0.0%

100	Vulcan Materials Company	5,407

	Consumer Finance – 0.8%

1,900	American Express Company	64,410

700	Capital One Financial Corporation	25,011

800	Discover Financial Services	12,984

300	SLM Corporation, (2)	2,616
	Total Consumer Finance	105,021

	Containers & Packaging – 0.2%

200	Ball Corporation	9,840

200	Bemis Company, Inc.	5,182

200	Owens-Illinois, Inc., (2)	7,380

200	Pactiv Corporation, (2)	5,210

200	Sealed Air Corporation	3,926
	Total Containers & Packaging	31,538

	Distributors – 0.1%

300	Genuine Parts Company	11,418

	Diversified Consumer Services – 0.2%

200	Apollo Group, Inc., (2)	14,734

100	Devry, Inc.	5,532

400	H & R Block Inc.	7,352
	Total Diversified Consumer Services	27,618

	Diversified Financial Services – 4.6%

11,400	Bank of America Corporation	192,888

16,200	Citigroup Inc.	78,408

100	CME Group, Inc.	30,819

100	Intercontinental Exchange, Inc., (2)	9,719

6,900	JPMorgan Chase & Co.	302,358

100	Leucadia National Corporation, (2)	2,472

300	Moody’s Corporation	6,138

200	Nasdaq Stock Market, Inc., (2)	4,210

300	New York Stock Exchange Euronext	8,667
	Total Diversified Financial Services	635,679

	Diversified Telecommunication Services – 3.6%

10,500	AT&T Inc.	283,605

600	CenturyTel, Inc.	20,160

400	Frontier Communications Corporation	3,016

3,100	Qwest Communications International Inc.	11,811

5,600	Verizon Communications Inc.	169,512

4	Nuveen Investments

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

700	Windstream Corporation	$7,091
	Total Diversified Telecommunication Services	495,195

	Electric Utilities – 2.3%

200	Allegheny Energy, Inc.	5,304

900	American Electric Power Company, Inc.	27,891

2,500	Duke Energy Corporation	39,350

500	Edison International	16,790

300	Entergy Corporation	23,958

900	Exelon Corporation	44,658

400	FirstEnergy Corp.	18,288

800	FPL Group, Inc.	44,184

300	Northeast Utilities	7,122

300	Pepco Holdings, Inc.	4,464

200	Pinnacle West Capital Corporation	6,564

500	PPL Corporation	15,170

600	Progress Energy, Inc.	23,436

1,300	Southern Company	41,171
	Total Electric Utilities	318,350

	Electrical Equipment – 0.4%

1,100	Emerson Electric Company	44,088

200	Rockwell Automation, Inc.	8,520
	Total Electrical Equipment	52,608

	Electronic Equipment & Instruments – 0.5%

400	Agilent Technologies, Inc., (2)	11,132

200	Amphenol Corporation, Class A	7,536

2,200	Corning Incorporated	33,682

100	FLIR Systems Inc., (2)	2,797

300	Jabil Circuit Inc.	4,023

200	Molex Inc.	4,176
	Total Electronic Equipment & Instruments	63,346

	Energy Equipment & Services – 1.2%

300	Baker Hughes Incorporated	12,798

300	BJ Services Company	5,829

300	Cooper Cameron Corporation, (2)	11,346

100	Diamond Offshore Drilling, Inc.	9,552

100	ENSCO International Incorporated	4,254

200	FMC Technologies Inc., (2)	10,448

800	Halliburton Company	21,696

200	Nabors Industries Inc., (2)	4,180

300	National-Oilwell Varco Inc., (2)	12,939

100	Rowan Companies Inc.	2,307

1,200	Schlumberger Limited	71,520

200	Smith International, Inc.	5,740
	Total Energy Equipment & Services	172,609

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Food & Staples Retailing – 3.0%

500	Costco Wholesale Corporation	$28,230

2,700	CVS Caremark Corporation	96,498

1,000	Kroger Co.	20,640

600	Safeway Inc.	11,832

300	SUPERVALU INC.	4,518

900	Sysco Corporation	22,365

1,600	Walgreen Co.	59,952

3,300	Wal-Mart Stores, Inc.	161,997

300	Whole Foods Market, Inc., (2)	9,147
	Total Food & Staples Retailing	415,179

	Food Products – 1.9%

1,300	Archer-Daniels-Midland Company	37,986

300	Campbell Soup Company	9,786

800	ConAgra Foods, Inc.	17,344

200	Dean Foods Company, (2)	3,558

500	General Mills, Inc.	32,190

500	H.J. Heinz Company	19,875

300	Hershey Foods Corporation	11,658

100	Hormel Foods Corporation	3,552

200	JM Smucker Company	10,602

400	Kellogg Company	19,692

2,700	Kraft Foods Inc.	70,929

200	McCormick & Company, Incorporated	6,788

900	Sara Lee Corporation	10,026

400	Tyson Foods, Inc., Class A	5,052
	Total Food Products	259,038

	Gas Utilities – 0.1%

200	EQT Corporation	8,520

100	Nicor Inc.	3,659

200	Questar Corporation	7,512
	Total Gas Utilities	19,691

	Health Care Equipment & Supplies – 1.7%

900	Baxter International, Inc.	51,309

300	Becton, Dickinson and Company	20,925

2,700	Boston Scientific Corporation, (2)	28,593

100	C. R. Bard, Inc.	7,861

400	CareFusion Corporation, (2)	8,720

200	DENTSPLY International Inc.	6,908

200	Hospira Inc., (2)	8,920

1,500	Medtronic, Inc.	55,200

500	Saint Jude Medical Inc., (2)	19,505

200	Stryker Corporation	9,086

100	Varian Medical Systems, Inc., (2)	4,213

200	Zimmer Holdings, Inc., (2)	10,690
	Total Health Care Equipment & Supplies	231,930

6	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 2.2%

500	Aetna Inc.	$13,915

500	AmerisourceBergen Corporation	11,190

600	Cardinal Health, Inc.	16,080

400	CIGNA Corporation	11,236

200	Coventry Health Care, Inc., (2)	3,992

100	Davita Inc., (2)	5,664

400	Express Scripts, Inc., (2)	31,032

200	Humana Inc., (2)	7,460

200	Laboratory Corporation of America Holdings, (2)	13,140

400	McKesson HBOC Inc.	23,820

900	Medco Health Solutions, Inc., (2)	49,779

100	Patterson Companies, Inc., (2)	2,725

200	Quest Diagnostics Incorporated	10,438

600	Tenet Healthcare Corporation, (2)	3,528

2,000	UnitedHealth Group Incorporated	50,080

1,000	Wellpoint Inc., (2)	47,360
	Total Health Care Providers & Services	301,439

	Health Care Technology – 0.0%

200	IMS Health Incorporated	3,070

	Hotels, Restaurants & Leisure – 1.6%

600	Carnival Corporation	19,968

300	Darden Restaurants, Inc.	10,239

500	International Game Technology	10,740

400	Marriott International, Inc., Class A	11,036

1,800	McDonald’s Corporation	102,726

1,400	Starbucks Corporation, (2)	28,910

300	Starwood Hotels & Resorts Worldwide, Inc.	9,909

300	Wyndham Worldwide Corporation	4,896

800	YUM! Brands, Inc.	27,008
	Total Hotels, Restaurants & Leisure	225,432

	Household Durables – 0.4%

100	Black & Decker Corporation	4,629

500	D.R. Horton, Inc.	5,705

200	Fortune Brands Inc.	8,596

100	Harman International Industries Inc.	3,388

100	KB Home	1,661

300	Leggett and Platt Inc.	5,820

300	Lennar Corporation, Class A	4,275

300	Newell Rubbermaid Inc.	4,707

500	Pulte Corporation	5,495

100	Whirlpool Corporation	6,996
	Total Household Durables	51,272

	Household Products – 2.5%

200	Clorox Company	11,764

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Household Products (continued)

800	Colgate-Palmolive Company	$61,024

800	Kimberly-Clark Corporation	47,184

4,000	Procter & Gamble Company	231,680
	Total Household Products	351,652

	Independent Power Producers & Energy Traders – 0.2%

1,200	AES Corporation, (2)	17,784

200	Constellation Energy Group	6,474

300	Dynegy Inc., (2)	765
	Total Independent Power Producers & Energy Traders	25,023

	Industrial Conglomerates – 1.8%

1,200	3M Co.	88,560

9,700	General Electric Company	159,274

200	Textron Inc.	3,796
	Total Industrial Conglomerates	251,630

	Insurance – 2.5%

600	AFLAC Incorporated	25,644

600	Allstate Corporation	18,372

100	American International Group, (2)	4,411

400	Aon Corporation	16,276

100	Assurant Inc.	3,206

700	Chubb Corporation	35,287

300	Cincinnati Financial Corporation	7,797

600	Genworth Financial Inc., Class A	7,170

200	Hartford Financial Services Group, Inc.	5,300

200	Lincoln National Corporation	5,182

500	Loews Corporation	17,125

700	Marsh & McLennan Companies, Inc.	17,311

100	MBIA Inc., (2)	776

1,000	MetLife, Inc.	38,070

400	Principal Financial Group, Inc.	10,956

900	Progressive Corporation, (2)	14,922

600	Prudential Financial, Inc.	29,946

100	Torchmark Corporation	4,343

1,300	Travelers Companies, Inc.	63,999

600	Unum Group	12,864

700	XL Capital Ltd, Class A	12,222
	Total Insurance	351,179

	Internet & Catalog Retail – 0.3%

400	Amazon.com, Inc., (2)	37,344

400	Expedia, Inc., (2)	9,580
	Total Internet & Catalog Retail	46,924

	Internet Software & Services – 2.0%

200	Akamai Technologies, Inc., (2)	3,936

1,700	eBay Inc., (2)	40,137

8	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

400	Google Inc., Class A, (2)	$198,340

100	VeriSign, Inc., (2)	2,369

1,600	Yahoo! Inc., (2)	28,496
	Total Internet Software & Services	273,278

	IT Services – 1.1%

100	Affiliated Computer Services, Inc., (2)	5,417

800	Automatic Data Processing, Inc.	31,440

500	Cognizant Technology Solutions Corporation, Class A, (2)	19,330

300	Computer Sciences Corporation, (2)	15,813

200	Convergys Corporation, (2)	1,988

400	Fidelity National Information Services	10,204

300	Fiserv, Inc., (2)	14,460

100	MasterCard, Inc.	20,215

500	Paychex, Inc.	14,525

300	Total System Services Inc.	4,833

700	Western Union Company	13,244
	Total IT Services	151,469

	Leisure Equipment & Products – 0.1%

200	Eastman Kodak Company	956

200	Hasbro, Inc.	5,550

600	Mattel, Inc.	11,076
	Total Leisure Equipment & Products	17,582

	Life Sciences Tools & Services – 0.4%

300	Life Technologies Corporation, (2)	13,965

100	Millipore Corporation, (2)	7,033

100	Perkinelmer Inc.	1,924

600	Thermo Fisher Scientific, Inc., (2)	26,202

100	Waters Corporation, (2)	5,586
	Total Life Sciences Tools & Services	54,710

	Machinery – 1.4%

700	Caterpillar Inc.	35,931

300	Cummins Inc.	13,443

300	Danaher Corporation	20,196

500	Deere & Company	21,460

200	Dover Corporation	7,752

300	Eaton Corporation	16,977

100	Flowserve Corporation	9,854

600	Illinois Tool Works, Inc.	25,626

500	PACCAR Inc.	18,855

100	Pall Corporation	3,228

200	Parker Hannifin Corporation	10,368

100	Snap-on Incorporated	3,476

100	Stanley Works	4,269
	Total Machinery	191,435

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Media – 2.6%

900	CBS Corporation, Class B	$10,845

3,800	Comcast Corporation, Class A	64,182

700	DIRECTV Group, Inc., (2)	19,306

200	Gannett Company Inc.	2,502

600	Interpublic Group Companies, Inc., (2)	4,512

700	McGraw-Hill Companies, Inc.	17,598

100	Meredith Corporation	2,994

100	New York Times, Class A	812

3,000	News Corporation, Class A	35,970

500	Omnicom Group, Inc.	18,470

100	Scripps Networks Interactive, Class A Shares	3,695

600	Time Warner Cable, Class A, (2)	25,854

1,700	Time Warner Inc.	48,926

1,000	Viacom Inc., Class B, (2)	28,040

2,600	Walt Disney Company	71,396
	Total Media	355,102

	Metals & Mining – 0.8%

100	AK Steel Holding Corporation	1,973

700	Alcoa Inc.	9,184

100	Allegheny Technologies, Inc.	3,499

500	Freeport-McMoRan Copper & Gold, Inc.	34,305

700	Newmont Mining Corporation	30,814

500	Nucor Corporation	23,505

100	Titanium Metals Corporation	959

100	United States Steel Corporation	4,437
	Total Metals & Mining	108,676

	Multiline Retail – 0.9%

100	Big Lots, Inc., (2)	2,502

300	Family Dollar Stores, Inc.	7,920

500	Federated Department Stores, Inc.	9,145

300	J.C. Penney Company, Inc.	10,125

500	Kohl’s Corporation, (2)	28,525

300	Nordstrom, Inc.	9,162

100	Sears Holding Corporation, (2)	6,531

1,200	Target Corporation	56,016
	Total Multiline Retail	129,926

	Multi-Utilities – 1.5%

400	Ameren Corporation	10,112

600	CenterPoint Energy, Inc.	7,458

500	CMS Energy Corporation	6,700

600	Consolidated Edison, Inc.	24,564

900	Dominion Resources, Inc.	31,050

300	DTE Energy Company	10,542

100	Integrys Energy Group, Inc.	3,589

10	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities (continued)

600	NiSource Inc.	$8,334

700	PG&E Corporation	28,343

800	Public Service Enterprise Group Incorporated	25,152

200	Scana Corporation	6,980

400	Sempra Energy	19,924

300	TECO Energy, Inc.	4,224

200	Wisconsin Energy Corporation	9,034

900	Xcel Energy, Inc.	17,316
	Total Multi-Utilities	213,322

	Office Electronics – 0.1%

1,100	Xerox Corporation	8,514

	Oil, Gas & Consumable Fuels – 9.4%

700	Anadarko Petroleum Corporation	43,911

400	Apache Corporation	36,732

100	Cabot Oil & Gas Corporation	3,575

400	Chesapeake Energy Corporation	11,360

3,400	Chevron Corporation	239,462

1,700	ConocoPhillips	76,772

100	CONSOL Energy Inc.	4,511

300	Denbury Resources Inc., (2)	4,539

400	Devon Energy Corporation	26,932

600	El Paso Corporation	6,192

300	EOG Resources, Inc.	25,053

7,500	Exxon Mobil Corporation	514,575

200	Hess Corporation	10,692

1,100	Marathon Oil Corporation	35,090

100	Massey Energy Company	2,789

300	Murphy Oil Corporation	17,271

300	Noble Energy, Inc.	19,788

1,300	Occidental Petroleum Corporation	101,920

200	Peabody Energy Corporation	7,444

100	Pioneer Natural Resources Company	3,629

200	Range Resources Corporation	9,872

400	Southwestern Energy Company, (2)	17,072

1,000	Spectra Energy Corporation	18,940

200	Sunoco, Inc.	5,690

200	Tesoro Corporation	2,996

600	Valero Energy Corporation	11,634

600	Williams Companies, Inc.	10,722

800	XTO Energy, Inc.	33,056
	Total Oil, Gas & Consumable Fuels	1,302,219

	Paper & Forest Products – 0.2%

700	International Paper Company	15,561

300	MeadWestvaco Corporation	6,693

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Paper & Forest Products (continued)

300	Weyerhaeuser Company	$10,995
	Total Paper & Forest Products	33,249

	Personal Products – 0.2%

600	Avon Products, Inc.	20,376

100	Estee Lauder Companies Inc., Class A	3,708
	Total Personal Products	24,084

	Pharmaceuticals – 7.9%

2,100	Abbott Laboratories	103,887

500	Allergan, Inc.	28,380

3,900	Bristol-Myers Squibb Company	87,828

1,400	Eli Lilly and Company	46,242

500	Forest Laboratories, Inc., (2)	14,720

4,300	Johnson & Johnson	261,827

400	King Pharmaceuticals Inc., (2)	4,308

4,000	Merck & Co. Inc.	126,520

600	Mylan Laboratories Inc., (2)	9,606

11,900	Pfizer Inc.	196,945

3,200	Schering-Plough Corporation	90,400

200	Watson Pharmaceuticals Inc., (2)	7,328

2,500	Wyeth	121,450
	Total Pharmaceuticals	1,099,441

	Professional Services – 0.2%

100	Dun and Bradstreet Inc.	7,532

200	Equifax Inc.	5,828

200	Monster Worldwide Inc., (2)	3,496

300	Robert Half International Inc.	7,506
	Total Professional Services	24,362

	Real Estate – 1.0%

100	Apartment Investment & Management Company, Class A	1,475

100	AvalonBay Communities, Inc.	7,273

100	Boston Properties, Inc.	6,555

400	Equity Residential	12,280

500	Health Care Property Investors Inc.	14,370

200	Health Care REIT, Inc.	8,324

800	Host Hotels & Resorts Inc.	9,416

400	Kimco Realty Corporation	5,216

200	Plum Creek Timber Company	6,128

500	ProLogis	5,960

200	Public Storage, Inc.	15,048

400	Simon Property Group, Inc.	27,772

300	Ventas Inc.	11,550

200	Vornado Realty Trust	12,882
	Total Real Estate	144,249

12	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Management & Development – 0.0%

400	CB Richard Ellis Group, Inc., Class A, (2)	$4,696

	Road & Rail – 0.9%

400	Burlington Northern Santa Fe Corporation	31,932

500	CSX Corporation	20,930

500	Norfolk Southern Corporation	21,555

100	Ryder System, Inc.	3,906

700	Union Pacific Corporation	40,845
	Total Road & Rail	119,168

	Semiconductors & Equipment – 2.8%

400	Advanced Micro Devices, Inc., (2)	2,264

400	Altera Corporation	8,204

500	Analog Devices, Inc.	13,790

1,800	Applied Materials, Inc.	24,120

700	Broadcom Corporation, Class A, (2)	21,483

9,400	Intel Corporation	183,958

200	KLA-Tencor Corporation	7,172

300	Linear Technology Corporation	8,289

800	LSI Logic Corporation, (2)	4,392

200	MEMC Electronic Materials, (2)	3,326

300	Microchip Technology Incorporated	7,950

1,600	Micron Technology, Inc., (2)	13,120

200	National Semiconductor Corporation	2,854

100	Novellus Systems, Inc., (2)	2,098

900	NVIDIA Corporation, (2)	13,527

200	Teradyne Inc., (2)	1,850

2,300	Texas Instruments Incorporated	54,487

400	Xilinx, Inc.	9,368
	Total Semiconductors & Equipment	382,252

	Software – 3.9%

600	Adobe Systems Incorporated, (2)	19,824

200	Autodesk, Inc., (2)	4,760

300	BMC Software, Inc., (2)	11,259

600	CA Inc.	13,194

300	Citrix Systems, (2)	11,769

200	Compuware Corporation, (2)	1,466

100	Electronic Arts Inc. (EA), (2)	1,905

500	Intuit, Inc., (2)	14,250

200	McAfee Inc., (2)	8,758

11,500	Microsoft Corporation	297,735

300	Novell Inc., (2)	1,353

6,300	Oracle Corporation	131,292

300	Red Hat, Inc., (2)	8,292

100	Salesforce.com, Inc., (2)	5,693

800	Symantec Corporation, (2)	13,176
	Total Software	544,726

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Specialty Retail – 2.2%

100	Abercrombie & Fitch Co., Class A	$3,288

200	AutoNation Inc., (2)	3,616

100	AutoZone, Inc., (2)	14,622

500	Bed Bath and Beyond Inc., (2)	18,770

500	Best Buy Co., Inc.	18,760

100	GameStop Corporation, (2)	2,647

700	Gap, Inc.	14,980

3,100	Home Depot, Inc.	82,584

400	Limited Brands, Inc.	6,796

2,300	Lowe’s Companies, Inc.	48,162

400	Office Depot, Inc., (2)	2,648

300	O’Reilly Automotive Inc., (2)	10,842

200	RadioShack Corporation	3,314

200	Sherwin-Williams Company	12,032

1,000	Staples, Inc.	23,220

200	Tiffany & Co.	7,706

700	TJX Companies, Inc.	26,005
	Total Specialty Retail	299,992

	Textiles, Apparel & Luxury Goods – 0.5%

500	Coach, Inc.	16,460

600	Nike, Inc., Class B	38,820

100	Polo Ralph Lauren Corporation	7,662

100	VF Corporation	7,243
	Total Textiles, Apparel & Luxury Goods	70,185

	Thrifts & Mortgage Finance – 0.1%

800	Hudson City Bancorp, Inc.	10,520

600	People’s United Financial, Inc.	9,336
	Total Thrifts & Mortgage Finance	19,856

	Tobacco – 1.9%

3,900	Altria Group, Inc.	69,459

300	Lorillard Inc.	22,290

3,100	Philip Morris International	151,094

300	Reynolds American Inc.	13,356
	Total Tobacco	256,199

	Trading Companies & Distributors – 0.1%

100	Fastenal Company	3,870

100	W.W. Grainger, Inc.	8,936
	Total Trading Companies & Distributors	12,806

	Wireless Telecommunication Services – 0.2%

400	American Tower Corporation, (2)	14,560

200	Metropcs Communications Inc., (2)	1,872

2,500	Sprint Nextel Corporation, (2)	9,875
	Total Wireless Telecommunication Services	26,307
	Total Common Stocks (cost $13,151,591)	13,806,462

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.8%

$105	Repurchase Agreement with State Street Bank, dated 9/30/09, repurchase price $105,377, collateralized by $110,000 U.S. Treasury Bills, 0.000%, due 3/25/10, value $109,901.	0.010%	10/01/09	$105,377
	Total Short-Term Investments (cost $105,377)			105,377
	Total Investments (cost $13,256,968) – 100.3%			13,911,839
	Other Assets Less Liabilities – (0.3)%			(37,289)
	Net Assets – 100%			$13,874,550

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,806,462	$—	$—	$13,806,462
Short-Term Investments	105,377	—	—	105,377
Total	$13,911,839	$—	$—	$13,911,839

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $13,289,440.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$1,320,033
Depreciation	(697,634)
Net unrealized appreciation (depreciation) of investments	$622,399

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 96.6%

	Aerospace & Defense – 2.1%

30	Alliant Techsystems Inc., (2)	$2,335

120	Goodrich Corporation	6,521

140	ITT Industries, Inc.	7,301

110	L-3 Communications Holdings, Inc.	8,835

130	Precision Castparts Corporation	13,243

130	Rockwell Collins, Inc.	6,604

40	Spirit AeroSystems Holdings Inc., (2)	722

40	TransDigm Group Inc., (2)	1,992
	Total Aerospace & Defense	47,553

	Air Freight & Logistics – 0.5%

120	C.H. Robinson Worldwide, Inc.	6,930

140	Expeditors International of Washington, Inc.	4,921

20	UTI Worldwide, Inc.	290
	Total Air Freight & Logistics	12,141

	Airlines – 0.5%

90	AMR Corporation, (2)	715

10	Continental Airlines, inc., (2)	164

30	Copa Holdings SA	1,335

650	Delta Air Lines, Inc., (2)	5,824

390	Southwest Airlines Co.	3,744
	Total Airlines	11,782

	Auto Components – 0.2%

40	Autoliv Inc.	1,343

50	BorgWarner Inc.	1,513

90	Gentex Corporation	1,274

20	WABCO Holdings Inc.	420
	Total Auto Components	4,550

	Automobiles – 0.2%

190	Harley-Davidson, Inc.	4,370

30	Thor Industries, Inc.	928
	Total Automobiles	5,298

	Beverages – 1.6%

70	Brown-Forman Corporation	3,375

460	Coca-Cola Enterprises Inc.	9,848

30	Constellation Brands, Inc., Class A, (2)	455

240	Dr. Pepper Snapple Group, (2)	6,900

80	Hansen Natural Corporation, (2)	2,939

120	Molson Coors Brewing Company, Class B	5,842

160	Pepsi Bottling Group, Inc.	5,830

70	PepsiAmericas Inc.	1,999
	Total Beverages	37,188

16	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology – 0.7%

40	Alexion Pharmaceuticals Inc., (2)	$1,782

70	Cephalon, Inc., (2)	4,077

80	Dendreon Corporation, (2)	2,238

90	Myriad Genentics Inc., (2)	2,466

60	OSI Pharmaceuticals, Inc., (2)	2,118

20	United Therapeutics Corporation, (2)	980

70	Vertex Pharmaceuticals Inc., (2)	2,653
	Total Biotechnology	16,314

	Building Products – 0.3%

20	Armstrong World Industries Inc., (2)	688

50	Lennox International Inc.	1,806

210	Masco Corporation	2,713

30	Owens Corning, (2)	674
	Total Building Products	5,881

	Capital Markets – 1.9%

250	Ameriprise Financial, Inc.	9,083

80	Eaton Vance Corporation	2,239

80	Federated Investors Inc.	2,110

70	GLG Partners Inc.	282

20	Greenhill & Co Inc.	1,792

280	Invesco LTD	6,373

20	Investment Technology Group, (2)	557

10	Janus Capital Group Inc.	142

60	Jefferies Group, Inc., (2)	1,634

40	Lazard Limited	1,652

10	Legg Mason, Inc.	310

60	Raymond James Financial Inc.	1,397

60	SEI Investments Company	1,181

170	T. Rowe Price Group Inc.	7,769

230	TD Ameritrade Holding Corporation, (2)	4,513

70	Waddell & Reed Financial, Inc., Class A	1,992
	Total Capital Markets	43,026

	Chemicals – 3.3%

80	Airgas, Inc.	3,870

70	Albemarle Corporation	2,422

40	Ashland Inc.	1,729

40	Cabot Corporation	924

100	Celanese Corporation, Series A	2,500

140	CF Industries Holdings, Inc.	12,072

10	Cytec Industries, Inc.	325

70	Eastman Chemical Company	3,747

190	Ecolab Inc.	8,784

70	FMC Corporation	3,938

90	Huntsman Corporation	820

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Chemicals (continued)

70	International Flavors & Fragrances Inc.	$2,655

40	Interpid Potash Inc., (2)	944

50	Lubrizol Corporation	3,573

80	Nalco Holding Company	1,639

160	PPG Industries, Inc.	9,314

90	RPM International, Inc.	1,664

50	Scotts Miracle Gro Company	2,148

100	Sigma-Aldrich Corporation	5,398

90	Terra Industries, Inc.	3,120

120	Valspar Corporation	3,301
	Total Chemicals	74,887

	Commercial & Professional Services – 0.1%

30	Brinks Company	807

50	Corrections Corporation of America, (2)	1,133
	Total Commercial & Professional Services	1,940

	Commercial Banks – 1.7%

120	Associated Banc-Corp.	1,370

100	BancorpSouth Inc.	2,441

40	Bank of Hawaii Corporation	1,662

20	BOK Financial Corporation	926

40	City National Corporation	1,557

110	Comerica Incorporated	3,264

50	Commerce Bancshares Inc.	1,862

60	Cullen/Frost Bankers, Inc.	3,097

210	Fifth Third Bancorp.	2,127

10	First Citizens Bancshs Inc.	1,591

223	First Horizon National Corporation, (2)	2,957

80	Fulton Financial Corporation	589

320	Huntington BancShares Inc.	1,507

120	KeyCorp.	780

70	M&T Bank Corporation	4,362

120	Marshall and Ilsley Corporation	968

150	Popular, Inc.	425

330	Regions Financial Corporation	2,049

10	SunTrust Banks, Inc.	226

30	Synovus Financial Corp.	113

150	TCF Financial Corporation	1,956

130	Valley National Bancorp.	1,598

50	Whitney Holding Corporation	477

20	Wilmington Trust Corporation	284

30	Zions Bancorporation	539
	Total Commercial Banks	38,727

	Commercial Services & Supplies – 1.4%

50	Avery Dennison Corporation	1,801

18	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

140	Cintas Corporation	$4,243

30	Copart Inc., (2)	996

40	Covanta Holding Corporation, (2)	680

100	Iron Mountain Inc., (2)	2,666

200	Pitney Bowes Inc.	4,970

240	R.R. Donnelley & Sons Company	5,102

230	Republic Services, Inc.	6,111

20	St Joe Company, (2)	582

50	Stericycle Inc., (2)	2,423

60	Waste Connections Inc., (2)	1,732
	Total Commercial Services & Supplies	31,306

	Communication Equipment – 0.6%

410	Brocade Communications Systems Inc., (2)	3,223

20	Echostar Holding Corproation, Class A, (2)	369

80	F5 Networks, Inc., (2)	3,170

120	Harris Corporation	4,512

30	JDS Uniphase Corporation, (2)	213

330	Tellabs Inc., (2)	2,284
	Total Communication Equipment	13,771

	Computers & Peripherals – 1.2%

50	Diebold Inc.	1,647

80	Lexmark International, Inc., Class A, (2)	1,723

110	Network Appliance Inc., (2)	2,935

120	QLogic Corporation, (2)	2,064

310	Seagate Technology	4,715

370	Sun Microsystems Inc., (2)	3,363

120	Teradata Corporation, (2)	3,302

210	Western Digital Corporation, (2)	7,671
	Total Computers & Peripherals	27,420

	Construction & Engineering – 0.9%

90	AECOM Technology Corporation, (2)	2,443

110	Fluor Corporation	5,594

40	Jacobs Engineering Group, Inc., (2)	1,838

120	KBR Inc.	2,795

120	Quanta Services Incorporated, (2)	2,656

30	Shaw Group Inc., (2)	963

90	URS Corporation, (2)	3,928
	Total Construction & Engineering	20,217

	Construction Materials – 0.4%

40	Eagle Materials Inc.	1,143

40	Martin Marietta Materials	3,683

70	Vulcan Materials Company	3,785
	Total Construction Materials	8,611

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Consumer Finance – 0.4%

80	Americredit Corp., (2)	$1,263

510	Discover Financial Services	8,277
	Total Consumer Finance	9,540

	Containers & Packaging – 1.3%

50	AptarGroup Inc.	1,867

80	Ball Corporation	3,936

110	Bemis Company, Inc.	2,850

130	Crown Holdings Inc., (2)	3,536

30	Greif Inc.	1,652

80	Owens-Illinois, Inc., (2)	2,952

80	Packaging Corp. of America	1,632

140	Pactiv Corporation, (2)	3,647

180	Sealed Air Corporation	3,533

80	Sonoco Products Company	2,203

120	Temple-Inland Inc.	1,970
	Total Containers & Packaging	29,778

	Distributors – 0.3%

140	Genuine Parts Company	5,328

80	LKQ Corporation, (2)	1,483
	Total Distributors	6,811

	Diversified Consumer Services – 1.2%

110	Apollo Group, Inc., (2)	8,103

50	Brinks Home Security Holdings Inc., (2)	1,540

70	Career Education Corporation, (2)	1,707

40	Devry, Inc.	2,213

220	H & R Block Inc.	4,044

50	Hillenbrand Inc.	1,019

40	ITT Educational Services, Inc., (2)	4,416

150	Service Corporation International	1,052

10	Strayer Education Inc.	2,177

20	Weight Watcher’s International Inc.	549
	Total Diversified Consumer Services	26,820

	Diversified Financial Services – 0.5%

480	CIT Group Inc.	581

10	Interactive Brokers Group, Inc., (2)	199

50	Intercontinental Exchange, Inc., (2)	4,860

150	Moody’s Corporation	3,068

30	MSCI Inc., Class A Shares, (2)	889

100	Nasdaq Stock Market, Inc., (2)	2,105

20	New York Stock Exchange Euronext	578
	Total Diversified Financial Services	12,280

	Diversified REIT – 0.4%

110	Liberty Property Trust	3,578

20	Nuveen Investments

Shares	Description (1)	Value

	Diversified REIT (continued)

100	Vornado Realty Trust	$6,441
	Total Diversified REIT	10,019

	Diversified Telecommunication Services – 1.4%

400	CenturyTel, Inc.	13,440

250	Frontier Communications Corporation	1,885

470	Level 3 Communications Inc., (2)	653

2,730	Qwest Communications International Inc.	10,401

40	TW Telecom Inc., (2)	538

490	Windstream Corporation	4,964
	Total Diversified Telecommunication Services	31,881

	Electric Utilities – 2.6%

120	Allegheny Energy, Inc.	3,182

100	DPL Inc.	2,610

250	Edison International	8,395

120	Great Plains Energy Incorporated	2,154

70	Hawaiian Electric Industries	1,268

40	ITC Holdings Corporation	1,818

230	Northeast Utilities	5,460

230	NV Energy Inc.	2,666

230	Pepco Holdings, Inc.	3,422

130	Pinnacle West Capital Corporation	4,267

320	PPL Corporation	9,709

330	Progress Energy, Inc.	12,890

110	Westar Energy Inc.	2,146
	Total Electric Utilities	59,987

	Electrical Equipment – 0.9%

60	Ametek Inc.	2,095

160	Cooper Industries Inc.	6,011

30	General Cable Corporation, (2)	1,175

50	Hubbell Incorporated, Class B	2,100

100	Rockwell Automation, Inc.	4,260

70	Roper Industries Inc.	3,569

10	SunPower Corporation, (2)	299

40	Thomas & Betts Corporation, (2)	1,203
	Total Electrical Equipment	20,712

	Electronic Components – 0.3%

130	Amphenol Corporation, Class A	4,898

40	AVX Group	477

40	Dolby Laboratories, Inc., (2)	1,528

100	Vishay Intertechnology Inc., (2)	790
	Total Electronic Components	7,693

	Electronic Equipment & Instruments – 1.0%

130	Agilent Technologies, Inc., (2)	3,618

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

120	Arrow Electronics, Inc., (2)	$3,378

140	Avnet Inc., (2)	3,636

60	FLIR Systems Inc., (2)	1,678

120	Ingram Micro, Inc., (2)	2,022

10	Itron Inc., (2)	641

140	Jabil Circuit Inc.	1,877

70	Molex Inc.	1,462

40	National Instruments Corporation	1,105

50	Tech Data Corporation, (2)	2,081

30	Trimble Navigation Limited, (2)	717
	Total Electronic Equipment & Instruments	22,215

	Energy Equipment & Services – 2.9%

20	Atwood Oceanics Inc., (2)	705

310	BJ Services Company	6,023

140	Cooper Cameron Corporation, (2)	5,295

70	Diamond Offshore Drilling, Inc.	6,686

60	Dresser Rand Group, Inc., (2)	1,864

170	ENSCO International Incorporated	7,232

60	FMC Technologies Inc., (2)	3,134

110	Helmerich & Payne Inc.	4,348

300	Nabors Industries Inc., (2)	6,270

40	Oceaneering International Inc., (2)	2,270

20	Oil States International Inc., (2)	703

190	Patterson-UTI Energy, Inc.	2,869

160	Pride International Inc., (2)	4,870

130	Rowan Companies Inc.	2,999

20	SeaCor Smit Inc., (2)	1,633

10	Seahawk Drilling Inc., (2)	311

150	Smith International, Inc.	4,305

20	Superior Energy Services, Inc., (2)	450

60	Tidewater Inc.	2,825

20	Unit Corporation, (2)	825
	Total Energy Equipment & Services	65,617

	Food & Staples Retailing – 0.9%

60	BJ’s Wholesale Club, (2)	2,173

200	Rite Aid Corporation, (2)	328

480	Safeway Inc.	9,466

380	SUPERVALU INC.	5,723

100	Whole Foods Market, Inc., (2)	3,049
	Total Food & Staples Retailing	20,739

	Food Products – 3.1%

120	Bunge Limited	7,513

170	Campbell Soup Company	5,545

440	ConAgra Foods, Inc.	9,539

22	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

50	Corn Products International, Inc.	$1,426

180	Dean Foods Company, (2)	3,202

200	Del Monte Foods Company	2,316

60	Flowers Foods Inc.	1,577

20	Green Mountain Coffee Inc., (2)	1,477

270	H.J. Heinz Company	10,732

130	Hershey Foods Corporation	5,052

70	Hormel Foods Corporation	2,486

90	JM Smucker Company	4,771

110	McCormick & Company, Incorporated	3,733

60	Ralcorp Holdings Inc., (2)	3,508

550	Sara Lee Corporation	6,127

220	Tyson Foods, Inc., Class A	2,779
	Total Food Products	71,783

	Gas Utilities – 1.1%

70	AGL Resources Inc.	2,469

100	Atmos Energy Corporation	2,818

60	Energen Corporation	2,586

80	EQT Corporation	3,408

40	National Fuel Gas Company	1,832

100	ONEOK, Inc.	3,662

170	Questar Corporation	6,385

100	UGI Corporation	2,506
	Total Gas Utilities	25,666

	Health Care Equipment & Supplies – 1.9%

70	Beckman Coulter, Inc.	4,826

70	C. R. Bard, Inc.	5,503

40	Cooper Companies, Inc.	1,189

110	DENTSPLY International Inc.	3,799

50	Edwards Lifesciences Corporation, (2)	3,496

40	Gen-Probe, Inc., (2)	1,658

40	Hill Rom Holdings Inc.	871

100	Hologic Inc., (2)	1,634

120	Hospira Inc., (2)	5,352

40	Idexx Labs Inc., (2)	2,000

10	Intuitive Surgical, Inc., (2)	2,623

60	Inverness Medical Innovation, (2)	2,324

30	Kinetic Concepts Inc., (2)	1,109

60	ResMed Inc., (2)	2,712

40	Teleflex Inc.	1,932

80	Varian Medical Systems, Inc., (2)	3,370
	Total Health Care Equipment & Supplies	44,398

	Health Care Providers & Services – 2.7%

310	AmerisourceBergen Corporation	6,938

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

190	CIGNA Corporation	$5,337

80	Community Health Systems Inc., (2)	2,554

110	Coventry Health Care, Inc., (2)	2,196

80	Davita Inc., (2)	4,531

230	Health Management Associates Inc., (2)	1,723

70	Health Net Inc., (2)	1,078

70	Henry Schein Inc., (2)	3,844

150	Humana Inc., (2)	5,595

80	Laboratory Corporation of America Holdings, (2)	5,256

60	Lifepoint Hospitals Inc., (2)	1,624

50	Lincare Holdings, (2)	1,563

30	Medax Inc., (2)	1,648

150	Omnicare, Inc.	3,378

50	Patterson Companies, Inc., (2)	1,363

150	Quest Diagnostics Incorporated	7,829

90	Tenet Healthcare Corporation, (2)	529

50	Universal Health Services, Inc., Class B	3,097

50	VCA Antech, Inc., (2)	1,345
	Total Health Care Providers & Services	61,428

	Health Care Technology – 0.4%

40	Allscripts Healthcare Solutions Inc., (2)	811

70	Cerner Corporation, (2)	5,236

90	Health Corporation, (2)	1,315

140	IMS Health Incorporated	2,149
	Total Health Care Technology	9,511

	Hotels, Restaurants & Leisure – 2.2%

40	Boyd Gaming Corporation, (2)	437

80	Brinker International Inc.	1,258

70	Burger King Holdings Inc.	1,231

30	Chipotle Mexican Grill, (2)	2,912

30	Choice Hotels International, Inc.	932

180	Darden Restaurants, Inc.	6,143

230	International Game Technology	4,940

20	Intl Speedway Corporation	551

240	Marriott International, Inc., Class A	6,622

30	Panera Bread Company, (2)	1,650

40	Penn National Gaming, Inc., (2)	1,106

220	Royal Caribbean Cruises Limited, (2)	5,298

170	Starwood Hotels & Resorts Worldwide, Inc.	5,615

150	Tim Hortons Inc.	4,245

210	Wendy’s International, Inc.	993

50	WMS Industries Inc., (2)	2,228

100	Wyndham Worldwide Corporation	1,632

20	Wynn Resorts Ltd, (2)	1,418
	Total Hotels, Restaurants & Leisure	49,211

24	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 1.9%

70	Black & Decker Corporation	$3,240

200	D.R. Horton, Inc.	2,282

150	Fortune Brands Inc.	6,447

80	Garmin Limited	3,019

20	Harman International Industries Inc.	678

60	Jarden Corporation	1,684

50	KB Home	831

150	Leggett and Platt Inc.	2,910

90	Lennar Corporation, Class A	1,283

30	MDC Holdings Inc.	1,042

20	Mohawk Industries Inc., (2)	954

200	Newell Rubbermaid Inc.	3,138

10	NVR Inc., (2)	6,374

49	Pulte Corporation	539

40	Toll Brothers Inc., (2)	782

100	Whirlpool Corporation	6,996
	Total Household Durables	42,199

	Household Products – 0.6%

60	Church & Dwight Company Inc.	3,404

120	Clorox Company	7,058

50	Energizer Holdings Inc., (2)	3,317
	Total Household Products	13,779

	Independent Power Producers & Energy Traders – 1.1%

670	AES Corporation, (2)	9,929

210	Calpine Corporation, (2)	2,419

20	Constellation Energy Group	647

410	Dynegy Inc., (2)	1,046

200	Mirant Corporation, (2)	3,286

240	NRG Energy Inc., (2)	6,766

20	Ormat Technologies Inc.	816
	Total Independent Power Producers & Energy Traders	24,909

	Industrial Conglomerates – 0.3%

50	Carlisle Companies Inc.	1,696

50	McDermott International Inc., (2)	1,264

240	Textron Inc.	4,555
	Total Industrial Conglomerates	7,515

	Industrial REIT – 0.2%

50	AMB Property Corp.	1,148

360	ProLogis	4,291
	Total Industrial REIT	5,439

	Insurance – 4.6%

50	Allied World Assurance Holdings	2,397

80	American Financial Group Inc.	2,040

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Insurance (continued)

20	American National Insurance Company	$1,704

240	Aon Corporation	9,766

50	Arch Capital Group Limited, (2)	3,377

90	Arthur J. Gallagher & Co.	2,193

100	Aspen Insurance Holdings Limited	2,647

50	Assurant Inc.	1,603

120	Axis Capital Holdings Limited	3,622

120	Brown & Brown Inc.	2,299

140	Cincinnati Financial Corporation	3,639

50	Endurance Specialty Holdings, Limited	1,824

20	Erie Indemnity Company	749

50	Everest Reinsurance Group Ltd	4,385

210	Fidelity National Title Group Inc., Class A	3,167

60	First American Corporation	1,942

30	Hanover Insurance Group Inc.	1,240

140	HCC Insurance Holdings Inc.	3,829

70	Lincoln National Corporation	1,814

280	Marsh & McLennan Companies, Inc.	6,924

190	MBIA Inc., (2)	1,474

20	Mercury General Corporation	724

20	Odyssey Re Holdings Corporation	1,296

210	Old Republic International Corporation	2,558

20	OneBeacon Insurance Group Limited, Class A	275

50	PartnerRe Limited	3,847

160	Principal Financial Group, Inc.	4,382

350	Progressive Corporation, (2)	5,803

50	Reinsurance Group of America Inc.	2,230

50	RenaisasnceRE Holdings, Limited	2,738

40	StanCorp Financial Group Inc.	1,615

70	Torchmark Corporation	3,040

20	Transatlantic Holdings Inc.	1,003

30	Unitrin, Inc.	585

360	Unum Group	7,718

60	Valdius Holdings Limited	1,548

100	WR Berkley Corporation	2,528

80	XL Capital Ltd, Class A	1,397
	Total Insurance	105,922

	Internet & Catalog Retail – 0.6%

130	Expedia, Inc., (2)	3,114

220	Liberty Media Holding Corporation Interactive, Class A, (2)	2,413

50	NetFlix.com Inc., (2)	2,309

30	Priceline.com Incorporated, (2)	4,975
	Total Internet & Catalog Retail	12,811

26	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services – 0.4%

100	Akamai Technologies, Inc., (2)	$1,968

30	Equinix Inc., (2)	2,760

90	IAC/InterActiveCorp., (2)	1,817

20	Sohu.com Inc., (2)	1,376

30	VeriSign, Inc., (2)	711

10	WebMD Health Corporation, Class A, (2)	331
	Total Internet Software & Services	8,963

	IT Services – 3.0%

90	Affiliated Computer Services, Inc., (2)	4,875

40	Alliance Data Systems Corporation, (2)	2,443

120	Amdocs Limited, (2)	3,226

120	Broadridge Financial Solutions, Inc.	2,412

180	Cognizant Technology Solutions Corporation, Class A, (2)	6,959

200	Computer Sciences Corporation, (2)	10,541

30	Convergys Corporation, (2)	298

30	DST Systems Inc., (2)	1,344

220	Fidelity National Information Services	5,612

120	Fiserv, Inc., (2)	5,784

30	Genpact Limited, (2)	369

40	Global Payments Inc.	1,868

50	Hewitt Associates Inc., Class A, (2)	1,822

100	Lender Processing Services Inc.	3,817

80	Metavante Technologies Inc., (2)	2,758

40	NeuStar, Inc., (2)	904

280	Paychex, Inc.	8,134

160	SAIC, Inc., (2)	2,806

130	Total System Services Inc.	2,094
	Total IT Services	68,066

	Leisure Equipment & Products – 0.4%

120	Hasbro, Inc.	3,330

320	Mattel, Inc.	5,907
	Total Leisure Equipment & Products	9,237

	Life Sciences Tools & Services – 0.9%

10	Bio-Rad Laboratories Inc., (2)	919

10	Charles River Laboratories International, Inc., (2)	370

20	Covance, Inc., (2)	1,083

50	Illumina Inc., (2)	2,125

90	Life Technologies Corporation, (2)	4,190

20	Mettler-Toledo International Inc., (2)	1,812

40	Millipore Corporation, (2)	2,813

80	Perkinelmer Inc.	1,539

50	Pharmaceutical Product Development Inc.	1,097

30	Techne Corporation	1,877

50	Waters Corporation, (2)	2,793
	Total Life Sciences Tools & Services	20,618

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Machinery – 2.9%

70	AGCO Corporation, (2)	$1,934

40	Bucyrus International, Inc.	1,425

30	Crane Company	774

130	Cummins Inc.	5,825

50	Donaldson Company, Inc.	1,732

150	Dover Corporation	5,814

140	Eaton Corporation	7,923

40	Flowserve Corporation	3,942

10	Gardner Denver, Inc., (2)	349

30	Graco Inc.	836

70	Harsco Corporation	2,479

50	IDEX Corporation	1,398

60	Joy Global Inc.	2,936

30	Kennametal Inc.	738

20	Lincoln Electric Holdings Inc.	949

10	Navistar International Corporation, (2)	374

20	Oshkosh Truck Corporation	619

80	Pall Corporation	2,582

130	Parker Hannifin Corporation	6,739

90	Pentair, Inc.	2,657

40	Snap-on Incorporated	1,390

30	SPX Corporation	1,838

80	Stanley Works	3,415

30	Terex Corporation, (2)	622

60	Timken Company	1,406

30	Toro Company	1,193

50	Trinity Industries Inc.	860

10	Valmont Industries, Inc.	852

40	Wabtec Corporation	1,501
	Total Machinery	65,102

	Marine – 0.1%

30	Alexander and Bald, Inc.	963

30	Kirby Corporation, (2)	1,105
	Total Marine	2,068

	Media – 2.5%

280	Cablevision Systems Corporation	6,650

650	CBS Corporation, Class B	7,833

200	Discovery Communications Inc., Class C Shares, (2)	5,206

60	Dreamworks Animation SKG Inc., (2)	2,134

160	Echostar Communications Corporation, Variable Prepaid Forward, (2)	3,082

40	Interactive Data Corporation	1,048

440	Interpublic Group Companies, Inc., (2)	3,309

30	John Wiley and Sons Inc., Class A	1,043

270	Liberty Global Inc, A Shares, (2)	6,094

28	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

80	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	$1,674

40	Marvel Entertainment Inc., (2)	1,985

280	McGraw-Hill Companies, Inc.	7,039

40	Meredith Corporation	1,198

10	Morningstar, Inc., (2)	486

10	New York Times, Class A	81

40	Regal Entertainment Group, Class A	493

40	Scripps Networks Interactive, Class A Shares	1,478

450	Virgin Media, Inc.	6,264

20	Warner Music Group Corporation, (2)	111
	Total Media	57,208

	Metals & Mining – 1.1%

80	Allegheny Technologies, Inc.	2,799

20	Carpenter Technology Inc.	468

90	Cliffs Natural Resources Inc.	2,912

80	Commercial Metals Company	1,432

30	Compass Minerals International, Inc.	1,849

50	Reliance Steel & Aluminum Company	2,128

50	Royal Gold, Inc.	2,280

20	Schnitzer Steel Industries, Inc.	1,065

100	Steel Dynamics Inc.	1,534

50	Titanium Metals Corporation	480

150	United States Steel Corporation	6,656

20	Walter Industries Inc.	1,201
	Total Metals & Mining	24,804

	Mortgage REIT – 0.5%

550	Annaly Capital Management Inc.	9,977

300	Chimera Investments Corporation	1,146
	Total Mortgage REIT	11,123

	Multiline Retail – 1.6%

70	Big Lots, Inc., (2)	1,751

110	Dollar Tree Stores Inc., (2)	5,355

180	Family Dollar Stores, Inc.	4,752

510	Federated Department Stores, Inc.	9,328

220	J.C. Penney Company, Inc.	7,425

160	Nordstrom, Inc.	4,886

30	Sears Holding Corporation, (2)	1,959
	Total Multiline Retail	35,456

	Multi-Utilities – 4.0%

120	Alliant Energy Corporation	3,342

240	Ameren Corporation	6,067

430	CenterPoint Energy, Inc.	5,345

210	CMS Energy Corporation	2,814

320	Consolidated Edison, Inc.	13,100

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Multi-Utilities (continued)

210	DTE Energy Company	$7,379

60	Integrys Energy Group, Inc.	2,153

150	MDU Resources Group Inc.	3,128

370	NiSource Inc.	5,139

120	NSTAR	3,818

90	OGE Energy Corp.	2,977

130	Scana Corporation	4,537

250	Sempra Energy	12,453

150	TECO Energy, Inc.	2,112

80	Vectren Corporation	1,843

120	Wisconsin Energy Corporation	5,420

530	Xcel Energy, Inc.	10,197
	Total Multi-Utilities	91,824

	Office Electronics – 0.3%

920	Xerox Corporation	7,121

20	Zebra Technologies Corporation, Class A, (2)	519
	Total Office Electronics	7,640

	Office REIT – 0.9%

20	Alexandria Real Estate Equities Inc.	1,087

40	Boston Properties, Inc.	2,622

110	Brandywine Realty Trust	1,214

60	Corporate Office Properties	2,213

50	Digital Realty Trust Inc.	2,286

40	Douglas Emmett Inc.	491

240	Duke Realty Corporation	2,882

340	HRPT Properties Trust	2,557

80	Mack-Cali Realty Corporation	2,586

40	SL Green Realty Corporation	1,754
	Total Office REIT	19,692

	Oil, Gas & Consumable Fuels – 5.1%

50	Alpha Natural Resources Inc., (2)	1,755

120	Arch Coal Inc.	2,656

100	Cabot Oil & Gas Corporation	3,575

120	Cimarex Energy Company	5,198

20	CNX Gas Corporation, (2)	614

40	Comstock Resources Inc., (2)	1,603

90	Concho Resources Inc., (2)	3,269

120	CONSOL Energy Inc.	5,413

10	Continental Resources Inc., (2)	392

150	Denbury Resources Inc., (2)	2,270

200	El Paso Corporation	2,064

30	Encore Acquisition Company, (2)	1,122

30	Exco Resources Inc.	561

100	Forest Oil Corporation, (2)	1,957

30	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

110	Frontier Oil Corporation	$1,531

20	Frontline Limited	468

40	Holly Corporation	1,025

30	Massey Energy Company	837

210	Murphy Oil Corporation	12,090

160	Newfield Exploration Company, (2)	6,810

180	Noble Energy, Inc.	11,872

20	Overseas Shipholding Group Inc.	747

350	Petrohawk Energy Corporation, (2)	8,474

110	Pioneer Natural Resources Company	3,992

130	Plains Exploration & Production Company, (2)	3,596

140	Range Resources Corporation	6,910

90	Southern Union Company	1,871

540	Spectra Energy Corporation	10,228

30	St Mary Land and Exploration Company	974

240	Sunoco, Inc.	6,828

20	Teekay Shipping Corporation	437

230	Tesoro Corporation	3,445

30	Whiting Petroleum Corporation, (2)	1,727
	Total Oil, Gas & Consumable Fuels	116,311

	Paper & Forest Products – 0.9%

430	International Paper Company	9,559

160	MeadWestvaco Corporation	3,570

230	Weyerhaeuser Company	8,430
	Total Paper & Forest Products	21,559

	Personal Products – 0.9%

80	Alberto Culver Company	2,214

320	Avon Products, Inc.	10,866

90	Estee Lauder Companies Inc., Class A	3,337

50	Herbalife, Limited	1,637

10	Mead Johnson Nutrition Company, Class A Shares	451

40	NBTY Inc., (2)	1,583
	Total Personal Products	20,088

	Pharmaceuticals – 1.0%

60	Endo Pharmaceuticals Holdings Inc., (2)	1,358

190	Forest Laboratories, Inc., (2)	5,594

170	King Pharmaceuticals Inc., (2)	1,831

290	Mylan Laboratories Inc., (2)	4,643

60	Perrigo Company	2,039

70	Sepracor Inc., (2)	1,603

50	Valeant Pharmaceuticals International, (2)	1,403

50	Warner Chilcott Limited, (2)	1,081

110	Watson Pharmaceuticals Inc., (2)	4,030
	Total Pharmaceuticals	23,582

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Professional Services – 0.8%

50	Dun and Bradstreet Inc.	$3,766

110	Equifax Inc.	3,205

40	FTI Consulting Inc., (2)	1,704

30	IHS Inc., (2)	1,534

70	Manpower Inc.	3,970

40	Monster Worldwide Inc., (2)	699

130	Robert Half International Inc.	3,253
	Total Professional Services	18,131

	Real Estate Management & Development – 0.0%

10	Jones Lang LaSalle Inc.	474

	Residential REIT – 1.0%

50	Apartment Investment & Management Company, Class A	738

80	AvalonBay Communities, Inc.	5,818

40	BRE Properties, Inc.	1,252

70	Camden Property Trust	2,821

260	Equity Residential	7,982

20	Essex Property Trust Inc.	1,592

140	UDR Inc.	2,204
	Total Residential REIT	22,407

	Retail REIT – 0.7%

27	Developers Diversified Realty Corporation	249

50	Federal Realty Investment Trust	3,069

260	Kimco Realty Corporation	3,390

61	Macerich Company	1,850

80	Weingarten Realty Trust	1,594

120	Realty Income Corporation	3,078

60	Regency Centers Corporation	2,223

10	Taubman Centers Inc.	361
	Total Retail REIT	15,814

	Road & Rail – 0.3%

20	Con-Way, Inc.	766

10	Hertz Global Holdings, Inc., (2)	108

90	J.B. Hunt Transports Serives Inc.	2,892

40	Landstar System	1,522

20	Ryder System, Inc.	781
	Total Road & Rail	6,069

	Semiconductors & Equipment – 2.6%

30	Advanced Micro Devices, Inc., (2)	170

240	Altera Corporation	4,922

240	Analog Devices, Inc.	6,619

270	Atmel Corporation, (2)	1,131

90	Cree, Inc., (2)	3,308

130	Cypress Semiconductor Corporation, (2)	1,343

32	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

20	Fairchild Semiconductor International Inc., Class A, (2)	$205

30	Integrated Device Technology, Inc., (2)	203

30	International Rectifier Corporation, (2)	585

30	Intersil Holding Corporation, Class A	459

70	KLA-Tencor Corporation	2,510

20	Lam Research Corporation, (2)	683

150	Linear Technology Corporation	4,145

180	LSI Logic Corporation, (2)	988

280	Marvell Technology Group Ltd., (2)	4,533

210	Maxim Integrated Products, Inc.	3,809

20	MEMC Electronic Materials, (2)	333

140	Microchip Technology Incorporated	3,710

530	Micron Technology, Inc., (2)	4,346

200	National Semiconductor Corporation	2,854

50	Novellus Systems, Inc., (2)	1,049

130	ON Semiconductor Corporation, (2)	1,073

220	PMC-Sierra, Inc., (2)	2,103

10	Rambus Inc., (2)	174

20	Silicon Laboratories Inc., (2)	927

20	Teradyne Inc., (2)	185

10	Varian Semiconductor Equipment Associate, (2)	328

240	Xilinx, Inc.	5,621
	Total Semiconductors & Equipment	58,316

	Software – 2.3%

40	Ansys Inc., (2)	1,499

100	Autodesk, Inc., (2)	2,380

140	BMC Software, Inc., (2)	5,254

320	CA Inc.	7,037

20	Cadence Design Systems, Inc., (2)	147

140	Citrix Systems, (2)	5,492

180	Compuware Corporation, (2)	1,319

40	FactSet Research Systems Inc.	2,650

250	Intuit, Inc., (2)	7,125

130	McAfee Inc., (2)	5,693

60	Micros Systems, Inc., (2)	1,811

90	Novell Inc., (2)	406

40	Nuance Communications, Inc., (2)	598

70	Red Hat, Inc., (2)	1,935

100	Rovi Corporation, (2)	3,360

90	Sybase, Inc., (2)	3,501

110	Synopsys Inc., (2)	2,466
	Total Software	52,673

	Specialized REIT – 2.3%

280	Health Care Property Investors Inc.	8,047

110	Health Care REIT, Inc.	4,578

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Specialized REIT (continued)

110	Hospitality Properties Trust	$2,241

710	Host Hotels & Resorts Inc.	8,357

110	Nationwide Health Properties, Inc.	3,409

170	Plum Creek Timber Company	5,209

130	Public Storage, Inc.	9,781

90	Rayonier Inc.	3,682

130	Senior Housing Properties Trust	2,484

130	Ventas Inc.	5,005
	Total Specialized REIT	52,793

	Specialty Retail – 4.2%

70	Aaron Rents Inc., (2)	1,848

90	Abercrombie & Fitch Co., Class A	2,959

110	Advance Auto Parts, Inc.	4,321

80	Aeropostale, Inc., (2)	3,478

200	American Eagle Outfitters, Inc.	3,372

80	AutoNation Inc., (2)	1,446

40	AutoZone, Inc., (2)	5,849

50	Barnes & Noble Inc.	1,111

200	Bed Bath and Beyond Inc., (2)	7,508

70	CarMax, Inc., (2)	1,463

170	Chico’s FAS, Inc., (2)	2,210

40	Dick’s Sporting Goods Inc., (2)	896

140	Foot Locker, Inc.	1,673

120	GameStop Corporation, (2)	3,176

50	Guess Inc.	1,852

290	Limited Brands, Inc.	4,927

30	Office Depot, Inc., (2)	199

140	O’Reilly Automotive Inc., (2)	5,060

10	Penske Auto Group, Inc.	192

130	PetSmart Inc.	2,828

140	RadioShack Corporation	2,320

140	Ross Stores, Inc.	6,688

100	Sherwin-Williams Company	6,016

60	Signet Jewelers Limited	1,580

110	Tiffany & Co.	4,238

390	TJX Companies, Inc.	14,488

80	Urban Outfitters, Inc., (2)	2,414

70	Williams-Sonoma Inc.	1,416
	Total Specialty Retail	95,528

	Textiles, Apparel & Luxury Goods – 0.9%

220	Coach, Inc.	7,242

30	Hanesbrands Inc., (2)	642

50	Phillips-Van Heusen Corporation	2,140

60	Polo Ralph Lauren Corporation	4,597

34	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

90	VF Corporation	$6,519
	Total Textiles, Apparel & Luxury Goods	21,140

	Thrifts & Mortgage Finance – 0.9%

20	Capitol Federal Financial	658

190	First Niagara Financial Group Inc.	2,343

430	Hudson City Bancorp, Inc.	5,655

290	New York Community Bancorp, Inc.	3,312

430	People’s United Financial, Inc.	6,691

70	TFS Financial Corporation	833

70	Washington Federal Inc.	1,180
	Total Thrifts & Mortgage Finance	20,672

	Tobacco – 0.5%

160	Lorillard Inc.	11,887

	Trading Companies & Distributors – 0.5%

90	Fastenal Company	3,483

30	GATX Corporation	839

30	MSC Industrial Direct Inc., Class A	1,307

60	W.W. Grainger, Inc.	5,362

30	WESCO International Inc., (2)	864
	Total Trading Companies & Distributors	11,855

	Water Utilities – 0.2%

70	American water Works Company	1,396

130	Aqua America Inc.	2,293
	Total Water Utilities	3,689

	Wireless Telecommunication Services – 0.5%

110	Crown Castle International Corporation, (2)	3,450

20	Leap Wireless International, Inc., (2)	391

20	Metropcs Communications Inc., (2)	187

110	NII Holdings Inc., Class B, (2)	3,298

30	SBA Communications Corporation, (2)	811

100	Telephone and Data Systems Inc.	3,101

20	United States Cellular Corporation, (2)	781
	Total Wireless Telecommunication Services	12,019
	Total Common Stocks (cost $1,916,641)	2,206,083

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 4.1%

1,200	iShares Russell MidCap Index Fund	$93,876
	Total Investment Companies (cost $66,918)	93,876
	Total Investments (cost $1,983,559) – 100.7%	2,299,959
	Other Assets Less Liabilities – (0.7)%	(15,692)
	Net Assets – 100%	$2,284,267

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,206,083	$—	$—	$2,206,083
Investment Companies	93,876	—	—	93,876
Total	$2,299,959	$—	$—	$2,299,959

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $1,983,559.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$390,758
Depreciation	(74,358)
Net unrealized appreciation (depreciation) of investments	$316,400

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund

September 30, 2009

Shares	Description (1)	Value

	Aerospace & Defense – 2.2%

30	Alliant Techsystems Inc., (2)	$2,336

10	American Science & Engineering Inc.	680

20	Argon ST, Inc., (2)	381

120	BE Aerospace Inc., (2)	2,417

270	Boeing Company	14,621

10	Ceradyne Inc., (2)	183

40	Curtiss Wright Corporation	1,365

60	Digitalglobe Inc., (2)	1,342

60	Ducommon Inc.	1,135

140	General Dynamics Corporation	9,044

130	GeoEye, Inc., (2)	3,484

70	Goodrich Corporation	3,804

20	Herley Industries, Inc., (2)	261

100	Hexcel Corporation, (2)	1,144

210	Honeywell International Inc.	7,802

90	ITT Industries, Inc.	4,694

100	L-3 Communications Holdings, Inc.	8,032

160	Ladish Company, Inc., (2)	2,421

130	Lockheed Martin Corporation	10,150

160	Northrop Grumman Corporation	8,280

30	Precision Castparts Corporation	3,056

120	Raytheon Company	5,756

70	Rockwell Collins, Inc.	3,556

70	Spirit AeroSystems Holdings Inc., (2)	1,264

20	Stanley, Inc., (2)	514

30	Teledyne Technologies Inc., (2)	1,080

20	Triumph Group Inc.	960

240	United Technologies Corporation	14,623
	Total Aerospace & Defense	114,385

	Air Freight & Logistics – 0.6%

50	C.H. Robinson Worldwide, Inc.	2,888

70	Dynamex, Inc., (2)	1,143

10	Expeditors International of Washington, Inc.	352

130	FedEx Corporation	9,779

30	Forward Air Corporation	695

20	Hub Group, Inc., (2)	457

260	United Parcel Service, Inc., Class B	14,682

60	UTI Worldwide, Inc.	869
	Total Air Freight & Logistics	30,865

	Airlines – 0.3%

20	Alaska Air Group, Inc., (2)	536

10	Allegiant Travel Company, (2)	381

360	Continental Airlines, inc., (2)	5,918

90	Republic Airways Holdings, Inc., (2)	840

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Airlines (continued)

210	Southwest Airlines Co.	$2,016

450	UAL Corporation, (2)	4,149

130	US Airways Group Inc., (2)	611
	Total Airlines	14,451

	Auto Components – 0.3%

20	Autoliv Inc.	672

30	Cooper Tire & Rubber	527

20	Drew Industries Inc., (2)	434

170	Goodyear Tire & Rubber Company, (2)	2,895

340	Johnson Controls, Inc.	8,690

90	Superior Industries International Inc.	1,278

60	TRW Automotive Holdings Corporation, (2)	1,005
	Total Auto Components	15,501

	Automobiles – 0.3%

1,870	Ford Motor Company, (2)	13,483

90	Harley-Davidson, Inc.	2,070

180	Winnebago Industries Inc., (2)	2,648
	Total Automobiles	18,201

	Beverages – 1.6%

10	Boston Beer Company, (2)	371

710	Coca-Cola Company	38,127

110	Coca-Cola Enterprises Inc.	2,355

10	Constellation Brands, Inc., Class A, (2)	152

180	Dr. Pepper Snapple Group, (2)	5,175

10	Hansen Natural Corporation, (2)	367

570	Heckmann Corporation, (2)	2,611

50	Molson Coors Brewing Company, Class B	2,434

10	National Beverage Corporation, (2)	115

30	Pepsi Bottling Group, Inc.	1,093

500	PepsiCo, Inc.	29,330
	Total Beverages	82,130

	Biotechnology – 2.0%

90	Acorda Therapeutics, Inc., (2)	2,095

20	Alexion Pharmaceuticals Inc., (2)	891

260	Alkermes Inc., (2)	2,389

80	Allos Therapeutics, Inc., (2)	580

80	Alnylam Pharmaceuticals, Inc., (2)	1,814

60	AMAG Pharmaceuticals Inc., (2)	2,621

320	Amgen Inc., (2)	19,274

40	Amylin Pharmaceuticals Inc., (2)	548

70	Biogen Idec Inc., (2)	3,536

10	Celera Corporation, (2)	62

130	Celgene Corporation, (2)	7,267

10	Celldex Therapeutics, Inc., (2)	55

38	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

40	Cephalon, Inc., (2)	$2,330

20	Cepheid, Inc., (2)	264

100	Cubist Pharmaceuticals Inc., (2)	2,020

330	Dendreon Corporation, (2)	9,237

30	Emergent BioSolutions, Inc., (2)	530

50	Enzon Inc., (2)	413

130	Exelixis, Inc., (2)	829

40	Facet Biotech Corporation, (2)	692

50	Genzyme Corporation, (2)	2,837

120	Geron Corporation, (2)	787

210	Gilead Sciences, Inc., (2)	9,782

80	GTX, Inc., (2)	1,024

170	Hemispherx Biopharma Inc., (2)	340

60	Intermune, Inc., (2)	956

310	ISIS Pharmaceuticals, Inc., (2)	4,517

140	Ligand Pharmceuticals, Inc., (2)	323

40	Martek Biosciences Corporation, (2)	904

20	Metabolix, Inc., (2)	206

20	Momenta Pharmaceuticals, Inc., (2)	212

30	Myriad Genentics Inc., (2)	822

220	Neurocrine Biosciences Inc., (2)	671

430	NPS Pharmaceuticals, Inc., (2)	1,729

60	Onyx Pharmaceuticals Inc., (2)	1,798

20	OSI Pharmaceuticals, Inc., (2)	706

240	PDL Biopahrma Inc.	1,891

100	Regeneron Pharmaceuticals, Inc., (2)	1,930

10	Rigel Pharmaceuticals, Inc., (2)	82

210	Sangamo Biosciences, Inc., (2)	1,724

40	Savient Pharmaceuticals, Inc., (2)	608

110	Seattle Genetics, Inc., (2)	1,543

460	Spectrum Pharmaceuticals, Inc., (2)	3,096

90	Theravance Inc., (2)	1,318

80	United Therapeutics Corporation, (2)	3,919

170	Vanda Pharmaceuticals, Inc., (2)	1,979

20	Vertex Pharmaceuticals Inc., (2)	758

30	ZymoGenetics, Inc., (2)	181
	Total Biotechnology	104,090

	Building Products – 0.1%

20	Aaon, Inc.	402

10	Ameron International Corp.	700

60	Apogee Enterprises, Inc.	901

20	Lennox International Inc.	722

220	Masco Corporation	2,842

60	Simpson Manufacturing Company Inc.	1,516

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Building Products (continued)

10	Universal Forest Products, Inc.	$395

20	USG Corporation, (2)	344
	Total Building Products	7,822

	Capital Markets – 2.7%

40	Affiliated Managers Group Inc., (2)	2,600

1,131	American Capital Limited	3,653

240	Ameriprise Financial, Inc.	8,719

480	Bank of New York Company, Inc.	13,915

20	BlackRock Inc.	4,336

140	Broadpoint Gleacher Securities Inc., (2)	1,168

130	Calamos Asset Management, Inc. Class A	1,698

240	Charles Schwab Corporation	4,596

10	Cohen & Steers Inc.	240

30	Eaton Vance Corporation	840

30	Federated Investors Inc.	791

40	Franklin Resources, Inc.	4,024

30	GAMCO Investors Inc.	1,371

220	Goldman Sachs Group, Inc.	40,557

20	Greenhill & Co Inc.	1,792

60	Harris & Harris Group, Inc., (2)	375

80	Hercules Technology Growth Capital, Inc.	786

160	Invesco LTD	3,642

40	Investment Technology Group, (2)	1,117

10	Janus Capital Group Inc.	142

80	Jefferies Group, Inc., (2)	2,178

40	Kbw Inc., (2)	1,289

130	Knight Trading Group Inc., (2)	2,828

360	LaBranche & Company Inc., (2)	1,224

20	Lazard Limited	826

50	Legg Mason, Inc.	1,552

410	MCG Capital Corporation, (2)	1,718

280	Morgan Stanley	8,646

130	MVC Capital Inc.	1,141

100	Northern Trust Corporation	5,816

80	Oppenheimer Holdings Inc.	1,948

50	OptionsXpress Holdings Inc.	864

200	Pennantpark Investment Corporation	1,622

20	RiskMetrics Group, Inc., (2)	292

120	State Street Corporation	6,312

50	Stifel Financial Corporation, (2)	2,745

50	T. Rowe Price Group Inc.	2,285

60	TD Ameritrade Holding Corporation, (2)	1,177

100	US Global Investors, Inc.	1,233

10	Waddell & Reed Financial, Inc., Class A	285
	Total Capital Markets	142,343

40	Nuveen Investments

Shares	Description (1)	Value

	Chemicals – 1.7%

80	Air Products & Chemicals Inc.	$6,206

30	Airgas, Inc.	1,451

30	Albemarle Corporation	1,038

20	American Vanguard Corp.	166

40	Arch Chemicals Inc.	1,200

110	Cabot Corporation	2,542

90	Calgon Carbon Corporation, (2)	1,335

10	CF Industries Holdings, Inc.	862

390	Dow Chemical Company	10,167

390	E.I. Du Pont de Nemours and Company	12,535

30	Eastman Chemical Company	1,606

50	Ecolab Inc.	2,312

10	Gen Tek Inc., (2)	380

20	H.B. Fuller Company	418

120	Huntsman Corporation	1,093

20	Innophos Holdings, Inc.	370

10	Innospec, Inc.	148

60	International Flavors & Fragrances Inc.	2,276

10	Lubrizol Corporation	715

130	Monsanto Company	10,062

10	NewMarket Corporation	930

80	Olin Corporation	1,395

180	PPG Industries, Inc.	10,478

120	Praxair, Inc.	9,803

10	Quaker Chemical Corporation	219

90	Rockwood Holdings Inc., (2)	1,851

30	RPM International, Inc.	555

10	Scotts Miracle Gro Company	430

70	Sensient Technologies Corporation	1,944

10	Sigma-Aldrich Corporation	540

40	Solutia Inc., (2)	463

10	Stepan Company	601

40	WR Grace & Company, (2)	870

200	Zoltek Companies, Inc., (2)	2,100
	Total Chemicals	89,061

	Commercial Banks – 3.8%

140	BancorpSouth Inc.	3,417

50	Bank of the Ozarks, Inc.	1,327

520	BB&T Corporation	14,165

30	BOK Financial Corporation	1,390

60	Boston Private Financial Holdings Inc.	391

10	Capital City Bank	142

20	Cardinal Financial Corporation	165

100	Cathay General Bancorp.	809

40	Chemical Financial Corporation	872

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Commercial Banks (continued)

10	City Holding Company	$298

40	City National Corporation	1,557

70	Comerica Incorporated	2,077

40	Community Bank System Inc.	731

10	Community Trust Bancorp, Inc.	262

10	Cullen/Frost Bankers, Inc.	516

10	Enterprise Financial Services Corporation	93

130	F.N.B. Corporation PA	924

10	Farmers Capital Bank Corporation	179

250	Fifth Third Bancorp.	2,533

50	First Bancorp Maine	930

110	First Bancorp of North Carolina, Inc.	1,986

180	First Bancorp of Puerto Rico, (2)	549

140	First Commonwealth Financial Corporation	795

30	First Financial Bankshares, Inc.	1,484

10	First Financial Corporation	306

173	First Horizon National Corporation, (2)	2,285

210	First Midwest Bancorp, Inc.	2,367

120	FirstMerit Corporation	2,284

230	Fulton Financial Corporation	1,693

70	Great Southern Bancorp.	1,660

30	Hancock Holding Company	1,127

10	Home Bancshares, Inc.	219

20	IberiaBank Corporation	911

230	International Bancshares Corporation	3,751

20	Investors Bancorp, Inc., (2)	212

480	KeyCorp.	3,120

240	Lakeland Bancorp, Inc.	1,800

40	M&T Bank Corporation	2,493

20	Mainsource Financial Group	136

20	MB Financial, Inc.	419

30	National Bankshares, Inc.	764

560	National Penn Bancshares, Inc.	3,422

50	NBT Bancorp, Inc.	1,127

80	Old National Bancorp.	896

100	Pacific Capital Bancorp.	144

20	Pacwest Bancorp.	381

20	Park National Corporation	1,167

10	Peoples Bancorp, Inc.	131

10	Pinnacle Financial Partners, Inc., (2)	127

320	PNC Financial Services Group, Inc.	15,549

30	Privatebancorp, Inc.	734

70	Prosperity Bancshares, Inc.	2,435

250	Regions Financial Corporation	1,553

20	Renasant Corporation	297

42	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

120	S&T Bancorp, Inc.	$1,555

20	Sandy Spring Bancorp, Inc.	326

10	Shore Bancshares, Inc.	167

50	Signature Bank, (2)	1,450

40	Simmons First National Corporation	1,152

90	Southside Bancshares, Inc.	2,027

90	StellarOne Corporation	1,328

300	Sterling Bancshares Inc.	2,193

120	Sterling Financial Corporation, (2)	240

360	SunTrust Banks, Inc.	8,118

50	Susquehanna Bancshares Inc.	295

30	SVB Financial Group, (2)	1,298

50	SY Bancorp, Inc.	1,155

590	Synovus Financial Corp.	2,213

30	TCF Financial Corporation	391

50	Texas Capital BancShares, Inc., (2)	842

10	Tompkins Financial Corporation	437

170	Trustmark Corporation	3,239

880	U.S. Bancorp	19,237

40	UMB Financial Corporation	1,618

10	Umpqua Holdings Corporation	106

50	United Bankshares, Inc.	980

40	United Community Banks, Inc., (2)	202

40	Webster Financial Corporation	499

1,850	Wells Fargo & Company	52,133

110	WesBanco, Inc.	1,701

60	Westamerica Bancorp.	3,120

110	Whitney Holding Corporation	1,049

70	Wilmington Trust Corporation	994

10	Wintrust Financial Corporation	280

20	Yadkin Valley Financial Corporation	93

20	Zions Bancorporation	359
	Total Commercial Banks	201,899

	Commercial Services & Supplies – 1.1%

120	ABM Industries Inc.	2,525

10	American Ecology Corporation	187

40	ATC Technology Corporation, (2)	790

80	Avery Dennison Corporation	2,881

131	Bowne and Company Incorporated	1,009

70	Cintas Corporation	2,122

30	Copart Inc., (2)	996

80	Courier Corporation	1,212

10	Covanta Holding Corporation, (2)	170

90	EnerNOC, Inc., (2)	2,984

10	Ennis Inc.	161

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

160	Geo Group Inc., (2)	$3,227

90	Healthcare Services Group, Inc.	1,652

60	HNI Corporation	1,416

150	Interface, Inc.	1,245

30	Iron Mountain Inc., (2)	800

180	Knoll Inc.	1,877

40	McGrath Rentcorp.	851

50	Mine Safety Appliances Company	1,376

70	Multi Color Corporation	1,080

100	Pitney Bowes Inc.	2,485

110	Republic Services, Inc.	2,923

10	Rollins Inc.	189

20	Standard Parking Corporation, (2)	350

280	Steelcase Inc.	1,739

190	Sykes Enterprises Inc., (2)	3,956

10	Team, Inc., (2)	170

110	Tetra Tech, Inc., (2)	2,918

20	United Stationers, Inc., (2)	952

120	Waste Connections Inc., (2)	3,463

380	Waste Management, Inc.	11,332

20	Waste Services, Inc., (2)	92
	Total Commercial Services & Supplies	59,130

	Communications Equipment – 2.2%

710	3COM Corporation, (2)	3,713

90	ADC Telecommunications Inc., (2)	751

90	ADTRAN, Inc.	2,210

60	Airvana Inc., (2)	406

90	Anaren Microwave Inc., (2)	1,530

170	Arris Group Inc., (2)	2,212

90	Aruba Networks, Inc., (2)	796

10	Avocent Corporation, (2)	203

50	Bel Fuse, Inc., Class B	952

60	Black Box Corporation	1,505

60	Blue Coat Systems Inc., (2)	1,355

670	Brocade Communications Systems Inc., (2)	5,266

1,630	Cisco Systems, Inc., (2)	38,370

110	CommScope Inc., (2)	3,292

50	Comtech Telecom Corporation, (2)	1,661

20	DG FastChannel, (2)	419

20	F5 Networks, Inc., (2)	793

40	Globecom Systems, Inc., (2)	291

100	Harris Corporation	3,760

280	Infinera Corporation, (2)	2,226

60	Interdigital Inc., (2)	1,390

60	IXIA, (2)	412

44	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment (continued)

130	Juniper Networks Inc., (2)	$3,513

60	Loral Space & Communications, Inc., (2)	1,649

710	Motorola, Inc.	6,099

10	Netgear, Inc., (2)	184

250	Palm Inc., (2)	4,358

50	Plantronics Inc.	1,341

110	Polycom Inc., (2)	2,943

300	QUALCOMM Inc.	13,494

20	Riverbed Technology, Inc., (2)	439

280	SeaChange International, Inc., (2)	2,100

70	ShoreTel, Inc., (2)	547

270	Symmetricom Inc., (2)	1,399

80	Tekelec, (2)	1,314

420	Tellabs Inc., (2)	2,906

100	ViaSat, Inc., (2)	2,658
	Total Communications Equipment	118,457

	Computers & Peripherals – 3.0%

240	Apple, Inc., (2)	44,489

20	Avid Technology Inc., (2)	282

350	Dell Inc., (2)	5,341

860	EMC Corporation, (2)	14,654

630	Hewlett-Packard Company	29,742

250	Immersion Corporation, (2)	1,070

80	Intermec Inc, (2)	1,128

350	International Business Machines Corporation (IBM)	41,864

50	Network Appliance Inc., (2)	1,334

60	QLogic Corporation, (2)	1,032

90	Rimage Corporation, (2)	1,538

10	SanDisk Corporation, (2)	217

100	Seagate Technology	1,521

140	STEC Inc., (2)	4,115

10	Stratasys, Inc., (2)	172

80	Synaptics, Inc., (2)	2,016

260	Western Digital Corporation, (2)	9,498
	Total Computers & Peripherals	160,013

	Construction & Engineering – 0.4%

40	AECOM Technology Corporation, (2)	1,086

80	Emcor Group Inc., (2)	2,026

70	Fluor Corporation	3,560

50	Granite Construction Inc.	1,547

40	Jacobs Engineering Group, Inc., (2)	1,838

40	KBR Inc.	932

20	Layne Christensen Company, (2)	641

160	MasTec Inc., (2)	1,944

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Construction & Engineering (continued)

10	Michael Baker Corporation, (2)	$363

60	Orion Marine Group Inc., (2)	1,232

40	Pike Electric Corporation, (2)	479

60	Quanta Services Incorporated, (2)	1,328

10	Shaw Group Inc., (2)	321

20	Tutor Perini Corporation, (2)	426

100	URS Corporation, (2)	4,365
	Total Construction & Engineering	22,088

	Construction Materials – 0.1%

40	Eagle Materials Inc.	1,143

20	Headwater Inc., (2)	77

20	Martin Marietta Materials	1,841

50	Vulcan Materials Company	2,704
	Total Construction Materials	5,765

	Consumer Finance – 0.6%

370	Advance America Cash Advance Centers Inc	2,072

350	American Express Company	11,865

90	Americredit Corp., (2)	1,421

120	Capital One Financial Corporation	4,288

20	Credit Acceptance Corporation, (2)	644

460	Discover Financial Services	7,466

60	EZCORP, Inc., (2)	820

10	First Cash Financial Services, Inc., (2)	171

90	SLM Corporation, (2)	785
	Total Consumer Finance	29,532

	Containers & Packaging – 0.4%

10	AEP Industries, Inc., (2)	399

50	AptarGroup Inc.	1,868

10	Ball Corporation	492

60	Bemis Company, Inc.	1,555

60	Owens-Illinois, Inc., (2)	2,214

40	Packaging Corp. of America	816

240	Pactiv Corporation, (2)	6,252

50	Rock-Tenn Company	2,356

30	Sealed Air Corporation	589

40	Silgan Holdings, Inc.	2,109

20	Sonoco Products Company	551
	Total Containers & Packaging	19,201

	Distributors – 0.1%

110	Core-Mark Holding Company, Inc., (2)	3,146

110	Genuine Parts Company	4,187
	Total Distributors	7,333

	Diversified Consumer Services – 0.5%

20	American Public Education Inc., (2)	695

46	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

40	Apollo Group, Inc., (2)	$2,947

50	Brinks Home Security Holdings Inc., (2)	1,540

40	Capella Education Company, (2)	2,694

80	Career Education Corporation, (2)	1,950

250	Chinacast Education Corporation, (2)	1,818

30	Coinstar Inc., (2)	989

260	Corinthian Colleges Inc., (2)	4,826

10	Grand Canyon Education Inc., (2)	178

10	H & R Block Inc.	184

20	ITT Educational Services, Inc., (2)	2,208

30	Jackson Hewitt Tax Services Inc.	153

30	K12, Inc., (2)	494

20	Matthews International Corporation	708

390	Service Corporation International	2,734

60	Sothebys Holdings Inc.	1,034

50	Universal Technical Institute Inc., (2)	985
	Total Diversified Consumer Services	26,137

	Diversified Financial Services – 2.6%

2,650	Bank of America Corporation	44,838

880	CIT Group Inc.	1,065

1,290	Citigroup Inc.	6,244

20	CME Group, Inc.	6,164

20	Financial Federal Corporation	494

10	Interactive Brokers Group, Inc., (2)	199

50	Intercontinental Exchange, Inc., (2)	4,860

1,460	JPMorgan Chase & Co.	63,977

90	Leucadia National Corporation, (2)	2,225

40	Marketaxess, (2)	482

20	Moody’s Corporation	409

20	MSCI Inc., Class A Shares, (2)	592

10	Nasdaq Stock Market, Inc., (2)	211

60	New York Stock Exchange Euronext	1,733

120	PHH Corporation, (2)	2,381

10	Porfolio Recovery Associates, Inc., (2)	453
	Total Diversified Financial Services	136,327

	Diversified Telecommunication Services – 3.7%

280	Alaska Communications Systems Group Inc.	2,590

3,610	AT&T Inc.	97,506

20	Atlantic Tele-Network, Inc.	1,068

30	Cbeyond Inc., (2)	484

240	CenturyTel, Inc.	8,064

10	CLearwire Corporation, (2)	81

60	Consolidated Communications Holdings, Inc.	961

970	Frontier Communications Corporation	7,314

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

400	General Communication, Inc., (2)	$2,744

20	Global Crossing Limited, (2)	286

310	Iowa Telecommunications Services, Inc.	3,906

150	Neutral Tandem Inc., (2)	3,414

70	Premiere Global Services, Inc., (2)	582

1,780	Qwest Communications International Inc.	6,782

20	TW Telecom Inc., (2)	269

1,940	Verizon Communications Inc.	58,724

230	Windstream Corporation	2,330
	Total Diversified Telecommunication Services	197,105

	Electric Utilities – 2.7%

40	Allegheny Energy, Inc.	1,061

470	American Electric Power Company, Inc.	14,565

80	Cleco Corporation	2,006

90	DPL Inc.	2,349

1,150	Duke Energy Corporation	18,101

150	Edison International	5,037

40	El Paso Electric Company, (2)	707

90	Entergy Corporation	7,187

290	Exelon Corporation	14,390

290	FirstEnergy Corp.	13,259

220	FPL Group, Inc.	12,151

70	IDACORP, INC	2,015

40	ITC Holdings Corporation	1,818

110	Northeast Utilities	2,611

190	NV Energy Inc.	2,202

140	Pepco Holdings, Inc.	2,083

70	Pinnacle West Capital Corporation	2,297

120	PNM Resources Inc.	1,402

160	Portland General Electric Company	3,155

200	PPL Corporation	6,068

190	Progress Energy, Inc.	7,421

600	Southern Company	19,002

10	UIL Holdings Corporation	264

90	Unisource Energy Corporation	2,768

30	Westar Energy Inc.	585
	Total Electric Utilities	144,504

	Electrical Equipment – 0.6%

40	Acuity Brands Inc.	1,288

20	Ametek Inc.	698

10	AZZ Inc., (2)	402

30	Baldor Electric Company	820

30	Belden Inc.	693

50	Brady Corporation	1,436

48	Nuveen Investments

Shares	Description (1)	Value

	Electrical Equipment (continued)

60	Cooper Industries Inc.	$2,254

210	Emerson Electric Company	8,417

10	Encore Wire Corporation	223

330	Ener1 Inc., (2)	2,284

10	First Solar Inc., (2)	1,529

10	Franklin Electric Company, Inc.	287

10	General Cable Corporation, (2)	392

110	GrafTech International Ltd., (2)	1,617

40	GT Solar International Inc., (2)	232

40	Hubbell Incorporated, Class B	1,680

30	Regal-Beloit Corporation	1,371

50	Rockwell Automation, Inc.	2,130

90	Thomas & Betts Corporation, (2)	2,707

80	Vicor Corporation, (2)	618

110	Woodward Governor Company	2,669
	Total Electrical Equipment	33,747

	Electronic Equipment & Instruments – 1.0%

20	Agilysys Inc.	132

20	Amphenol Corporation, Class A	754

110	Anixter International Inc., (2)	4,412

230	Avnet Inc., (2)	5,973

90	Benchmark Electronics Inc., (2)	1,620

50	China Security and Surveillance Techology Inc., (2)	357

20	Comverge, Inc., (2)	244

790	Corning Incorporated	12,095

50	CTS Corporation	465

60	Dolby Laboratories, Inc., (2)	2,291

30	Electro Rent Corporation	346

40	Itron Inc., (2)	2,566

90	Jabil Circuit Inc.	1,207

100	L-1 Identity Solutions Inc., (2)	699

130	Maxwell Technologies, Inc., (2)	2,396

240	Mercury Computer Systems Inc., (2)	2,366

110	Molex Inc.	2,297

10	MTS Systems Corporation	292

80	Multi Fineline Electronix, Inc., (2)	2,297

50	Plexus Corporation, (2)	1,317

30	Radisys Corporation, (2)	261

60	Rogers Corporation, (2)	1,798

10	ScanSource, Inc., (2)	283

10	Tech Data Corporation, (2)	416

240	Technitrol, Inc.	2,210

30	TTM Technologies, Inc., (2)	344

50	Tyco Electronics, Limited	1,114

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

190	Vishay Intertechnology Inc., (2)	$1,501
	Total Electronic Equipment & Instruments	52,053

	Energy Equipment & Services – 1.5%

50	Atwood Oceanics Inc., (2)	1,764

190	Baker Hughes Incorporated	8,105

260	BJ Services Company	5,052

20	Bristow Group Inc., (2)	594

20	Bronco Drilling Company, Inc., (2)	131

20	Carbo Ceramics Inc.	1,031

280	Complete Production Services, (2)	3,164

50	Dresser Rand Group, Inc., (2)	1,554

70	Dril Quip Inc., (2)	3,475

10	ENGlobal Corporation, (2)	41

40	ENSCO International Incorporated	1,702

10	Exterran Holdings, Inc., (2)	237

30	Gulfmark Offshore Inc., (2)	982

240	Halliburton Company	6,509

40	Helix Energy Solutions Group, (2)	599

70	Helmerich & Payne Inc.	2,767

640	ION Geophysical Corporation, (2)	2,253

40	Matrix Service Company, (2)	435

310	Nabors Industries Inc., (2)	6,479

150	National-Oilwell Varco Inc., (2)	6,470

330	Newpark Resources Inc., (2)	1,059

10	Oceaneering International Inc., (2)	568

10	Oil States International Inc., (2)	351

90	PHI Inc Non-Voting, (2)	1,825

180	Pioneer Drilling Company, (2)	1,321

10	Pride International Inc., (2)	304

260	Schlumberger Limited	15,496

10	SeaCor Smit Inc., (2)	816

130	Smith International, Inc.	3,731

10	Superior Well Services, Inc., (2)	97

10	Tidewater Inc.	471
	Total Energy Equipment & Services	79,383

	Food & Staples Retailing – 1.7%

10	Andersons, Inc.	352

10	Arden Group, Inc.	1,195

70	Casey’s General Stores, Inc.	2,197

90	Costco Wholesale Corporation	5,081

520	CVS Caremark Corporation	18,585

240	Kroger Co.	4,954

210	Pantry, Inc., (2)	3,293

10	PriceSmart, Inc.	188

50	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

220	Safeway Inc.	$4,338

150	Sysco Corporation	3,728

80	United Natural Foods Inc., (2)	1,914

60	Village Super Market, Inc.	1,768

230	Walgreen Co.	8,618

630	Wal-Mart Stores, Inc.	30,927

10	Weis Markets Inc.	320
	Total Food & Staples Retailing	87,458

	Food Products – 1.9%

10	Alico Inc.	294

240	Archer-Daniels-Midland Company	7,013

40	Bunge Limited	2,504

240	Campbell Soup Company	7,829

640	ConAgra Foods, Inc.	13,875

10	Darling International Inc., (2)	74

60	Farmer Brothers Company	1,242

20	Flowers Foods Inc.	526

20	Fresh Del Monte Produce Inc., (2)	452

250	General Mills, Inc.	16,095

120	H.J. Heinz Company	4,770

60	Hershey Foods Corporation	2,332

10	J&K Snack Foods Corporation	432

70	JM Smucker Company	3,711

70	Kellogg Company	3,446

760	Kraft Foods Inc.	19,965

40	Lancaster Colony Corporation	2,051

10	Lance, Inc.	258

10	Ralcorp Holdings Inc., (2)	585

100	Sanderson Farms Inc.	3,764

390	Sara Lee Corporation	4,345

30	Smithfield Foods, Inc., (2)	414

40	Synutra International Inc., (2)	548

10	Tootsie Roll Industries Inc.	238

30	Treehouse Foods Inc., (2)	1,070

90	Tyson Foods, Inc., Class A	1,137

40	Zhongpin Inc., (2)	589
	Total Food Products	99,559

	Gas Utilities – 0.5%

10	Atmos Energy Corporation	282

30	Energen Corporation	1,293

50	Laclede Group Inc.	1,608

60	New Jersey Resources Corporation	2,179

60	Nicor Inc.	2,195

60	ONEOK, Inc.	2,197

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Gas Utilities (continued)

90	Piedmont Natural Gas Company	$2,155

100	Questar Corporation	3,756

20	South Jersey Industries Inc.	706

130	Southwest Gas Corporation	3,325

150	WGL Holdings Inc.	4,971
	Total Gas Utilities	24,667

	Health Care Equipment & Supplies – 2.2%

60	Abaxis, Inc., (2)	1,605

110	Abiomed, Inc., (2)	1,068

30	Accuray, Inc., (2)	195

180	Align Technology, Inc., (2)	2,560

120	American Medical Systems Holdings, Inc., (2)	2,030

120	AngioDynamics, Inc., (2)	1,654

140	Baxter International, Inc.	7,981

10	Beckman Coulter, Inc.	689

60	Becton, Dickinson and Company	4,185

520	Boston Scientific Corporation, (2)	5,507

130	Bovie Medical Corporation, (2)	1,021

70	CareFusion Corporation, (2)	1,526

90	Conceptus Inc., (2)	1,669

10	Cooper Companies, Inc.	297

30	Covidien PLC	1,298

40	Cyberonics, (2)	638

30	DENTSPLY International Inc.	1,036

140	DexCom, Inc., (2)	1,110

10	Edwards Lifesciences Corporation, (2)	699

80	ev3, Inc., (2)	985

10	Exactech, Inc., (2)	157

40	Gen-Probe, Inc., (2)	1,658

70	Greatbatch, Inc., (2)	1,573

40	Haemonetics Corporation, (2)	2,245

70	Hill Rom Holdings Inc.	1,525

270	Hologic Inc., (2)	4,412

30	Hospira Inc., (2)	1,338

70	ICU Medical, Inc., (2)	2,580

10	Idexx Labs Inc., (2)	500

60	Immucor, Inc., (2)	1,062

10	Insulet Corporation, (2)	112

20	Integra Lifesciences Holdings Corporation, (2)	683

100	Invacare Corporation	2,228

30	Inverness Medical Innovation, (2)	1,162

40	Kensey Nash Corporation, (2)	1,158

80	Kinetic Concepts Inc., (2)	2,958

50	Masimo Corporation, (2)	1,310

20	Medical Action Industries, Inc., (2)	241

52	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

220	Medtronic, Inc.	$8,096

50	Meridian Bioscience, Inc.	1,251

50	Merit Medical Systems, Inc., (2)	867

10	Micrus Endovascular Corporation, (2)	130

90	Natus Medical, Inc., (2)	1,389

140	Neogen Corporation, (2)	4,521

50	NuVasive, Inc., (2)	2,088

300	Nxstage Medical, Inc., (2)	2,007

20	Orthofix International NV, (2)	588

20	Palomar Medical Technologies, Inc., (2)	324

150	Saint Jude Medical Inc., (2)	5,852

30	SonoSite, Inc., (2)	794

140	Steris Corporation	4,263

70	Stryker Corporation	3,180

20	Surmodics Inc., (2)	492

20	Symmetry Medical, Inc., (2)	207

10	Synovis Life Technologies, Inc., (2)	138

30	Teleflex Inc.	1,449

110	Thoratec Corporation, (2)	3,330

70	Varian Medical Systems, Inc., (2)	2,949

120	Vascular Solutions, Inc., (2)	992

90	Volcano Corporation, (2)	1,514

30	West Pharmaceutical Services Inc.	1,218

30	Wright Medical Group, Inc., (2)	536

90	Zimmer Holdings, Inc., (2)	4,811

20	Zoll Medical Corporation, (2)	430
	Total Health Care Equipment & Supplies	118,071

	Health Care Providers & Services – 2.7%

130	Aetna Inc.	3,618

60	Air Methods Corporation, (2)	1,954

30	Amedisys, Inc., (2)	1,309

90	AmericGroup Corporation, (2)	1,995

350	AmerisourceBergen Corporation	7,833

30	AmSurg Corporation, (2)	637

40	Bio-Reference Laboratories, Inc., (2)	1,376

310	Bioscrip, Inc., (2)	2,096

110	Brookdale Senior Living Inc.	1,994

140	Cardinal Health, Inc.	3,752

20	CardioNet Inc., (2)	134

50	Catalyst Health Soltuions Inc., (2)	1,458

70	Centene Corporation, (2)	1,326

30	Chemed Corporation	1,317

180	CIGNA Corporation	5,056

10	Community Health Systems Inc., (2)	319

260	Coventry Health Care, Inc., (2)	5,190

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

130	Cross Country Healthcare, Inc., (2)	$1,210

20	Davita Inc., (2)	1,133

60	Emergency Medical Services Corporation, (2)	2,790

30	Emeritus Corporation, (2)	659

60	Express Scripts, Inc., (2)	4,655

20	Genoptix Inc., (2)	696

100	Gentiva Health Services, Inc., (2)	2,501

20	Hanger Orthopedic Group Inc., (2)	277

110	Health Management Associates Inc., (2)	824

30	Health Net Inc., (2)	462

130	HealthSouth Corporation, (2)	2,033

60	HealthSpring, Inc., (2)	735

20	Henry Schein Inc., (2)	1,098

50	HMS Holdings Corporation, (2)	1,912

60	Humana Inc., (2)	2,238

10	Inventiv Health, Inc., (2)	167

20	IPC The Hospitalist Company, Inc., (2)	629

10	Laboratory Corporation of America Holdings, (2)	657

40	Landauer Inc.	2,199

60	LHC Group, Inc., (2)	1,796

20	Lifepoint Hospitals Inc., (2)	541

80	Magellan Health Services, Inc., (2)	2,485

80	McKesson HBOC Inc.	4,764

40	Medax Inc., (2)	2,197

180	MedCath Corporation, (2)	1,579

110	Medco Health Solutions, Inc., (2)	6,084

70	Molina Healthcare Inc., (2)	1,448

110	MWI Veterinary Supply, Inc., (2)	4,395

40	Odyssey Healthcare, Inc., (2)	500

130	Omnicare, Inc.	2,928

60	Owens and Minor Inc.	2,715

80	Patterson Companies, Inc., (2)	2,180

40	Pharmerica Corporation, (2)	743

90	Providence Service Corporation, (2)	1,049

100	PSS World Medical Inc., (2)	2,183

90	Psychiatric Solutions, Inc., (2)	2,408

40	Quest Diagnostics Incorporated	2,088

90	RehabCare Group Inc., (2)	1,952

40	Sun Healthcare Group, Inc., (2)	346

30	Sunrise Assisted Living Inc., (2)	91

20	Triple-S Management Corporation, Class B Shares, (2)	335

500	UnitedHealth Group Incorporated	12,520

20	Universal Health Services, Inc., Class B	1,239

10	US Physical Therapy, Inc., (2)	151

20	Wellcare Health Plans Inc., (2)	493

54	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

290	Wellpoint Inc., (2)	$13,734
	Total Health Care Providers & Services	141,183

	Health Care Technology – 0.4%

80	Allscripts Healthcare Solutions Inc., (2)	1,622

50	AthenaHealth Inc., (2)	1,919

30	Cerner Corporation, (2)	2,244

170	Eclipsys Corporation, (2)	3,281

70	IMS Health Incorporated	1,075

80	MedAssets Inc., (2)	1,806

230	Omnicell, Inc., (2)	2,562

140	Phase Forward, Inc., (2)	1,966

40	Quality Systems Inc.	2,463

110	Vital Images, Inc., (2)	1,377
	Total Health Care Technology	20,315

	Hotels, Restaurants & Leisure – 1.8%

120	Ameristar Casinos, Inc.	1,894

80	Bally Technologies, Inc., (2)	3,070

30	BJ’s Restaurants, Inc., (2)	450

110	Bob Evans Farms	3,197

50	Brinker International Inc.	787

10	Buffalo Wild Wings, Inc., (2)	416

30	California Pizza Kitchen, Inc., (2)	469

390	Carnival Corporation	12,979

20	CBRL Group Inc.	688

140	CEC Entertainment Inc., (2)	3,620

110	Cheesecake Factory Inc., (2)	2,037

10	Chipotle Mexican Grill, (2)	971

20	Choice Hotels International, Inc.	621

30	CKE Restaurants	315

200	Darden Restaurants, Inc.	6,826

10	International Game Technology	215

60	Intl Speedway Corporation	1,654

230	Jack in the Box Inc., Term Loan, (2)	4,713

70	Krispy Kreme Doughnuts Inc., (2)	250

170	Marcus Corporation	2,174

90	Marriott International, Inc., Class A	2,483

290	McDonald’s Corporation	16,550

10	MGM Mirage Inc., (2)	120

20	Monarch Casino & Resort, Inc., (2)	215

160	O’Charley’s, Inc., (2)	1,499

10	P.F. Changs China Bistro, Inc., (2)	340

60	Panera Bread Company, (2)	3,300

10	Papa John’s International, Inc., (2)	246

20	Penn National Gaming, Inc., (2)	553

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

80	Royal Caribbean Cruises Limited, (2)	$1,926

90	Ruby Tuesday, Inc., (2)	758

110	Speedway Motorsports Inc.	1,583

150	Starbucks Corporation, (2)	3,098

60	Starwood Hotels & Resorts Worldwide, Inc.	1,982

20	Tim Hortons Inc.	566

180	Universal Travel Group, (2)	2,322

10	WMS Industries Inc., (2)	446

60	Wynn Resorts Ltd, (2)	4,253

110	YUM! Brands, Inc.	3,714
	Total Hotels, Restaurants & Leisure	93,300

	Household Durables – 0.7%

40	Blyth Inc.	1,549

10	Cavco Industries, Inc., (2)	355

50	D.R. Horton, Inc.	571

70	Fortune Brands Inc.	3,009

60	Hovnanian Enterprises Inc., (2)	230

80	Irobot Corporation, (2)	985

10	KB Home	166

40	Leggett and Platt Inc.	776

60	Lennar Corporation, Class A	855

100	M/I Homes, Inc., (2)	1,359

20	Meritage Corporation, (2)	406

10	Newell Rubbermaid Inc.	157

80	Pulte Corporation	879

550	Standard Pacific Corporation, (2)	2,030

100	Tempur Pedic International Inc., (2)	1,894

100	Toll Brothers Inc., (2)	1,954

220	Tupperware Corporation	8,782

130	Whirlpool Corporation	9,095
	Total Household Durables	35,052

	Household Products – 1.6%

50	Clorox Company	2,941

110	Colgate-Palmolive Company	8,391

160	Kimberly-Clark Corporation	9,437

1,100	Procter & Gamble Company	63,712

40	WD 40 Company	1,136
	Total Household Products	85,617

	Independent Power Producers & Energy Traders – 0.2%

200	AES Corporation, (2)	2,964

80	Calpine Corporation, (2)	922

80	Constellation Energy Group	2,590

70	Mirant Corporation, (2)	1,150

120	NRG Energy Inc., (2)	3,383
	Total Independent Power Producers & Energy Traders	11,009

56	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates – 1.9%

170	3M Co.	$12,546

70	Carlisle Companies Inc.	2,374

5,210	General Electric Company	85,548

10	Otter Tail Power Corporation	239

10	Standex International Corporation	198

10	Tyco International Ltd.	345
	Total Industrial Conglomerates	101,250

	Insurance – 3.3%

90	AFLAC Incorporated	3,847

50	Allied World Assurance Holdings	2,397

180	Allstate Corporation	5,512

250	American Equity Investment Life Holding Company	1,755

20	American Safety Insurance Holdings, (2)	316

130	Aon Corporation	5,290

50	Arch Capital Group Limited, (2)	3,377

40	Argo Group International Holdings Inc., (2)	1,347

50	Arthur J. Gallagher & Co.	1,219

100	Aspen Insurance Holdings Limited	2,647

40	Assurant Inc.	1,282

70	Axis Capital Holdings Limited	2,113

10	Baldwin & Lyons, Class B	235

190	Chubb Corporation	9,578

110	Cincinnati Financial Corporation	2,859

100	CNA Financial Corporation, (2)	2,414

1,180	Conseco Inc., (2)	6,207

70	Delphi Financial Group, Inc.	1,584

50	Donegal Group, Inc., B	772

20	eHealth, Inc., (2)	290

10	Endurance Specialty Holdings, Limited	365

20	Enstar Group, Limited, (2)	1,245

40	Erie Indemnity Company	1,498

30	Everest Reinsurance Group Ltd	2,631

130	Fidelity National Title Group Inc., Class A	1,960

50	First American Corporation	1,619

80	First Mercury Financial Corporation	1,066

50	Flagstone Reinsurance Holdings Ltd	564

90	Genworth Financial Inc., Class A	1,076

30	Hanover Insurance Group Inc.	1,240

60	Hartford Financial Services Group, Inc.	1,590

130	HCC Insurance Holdings Inc.	3,556

20	Lincoln National Corporation	518

120	Loews Corporation	4,110

10	Markel Corporation, (2)	3,298

240	Marsh & McLennan Companies, Inc.	5,935

50	Max Capital Group Limited	1,069

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Insurance (continued)

50	Meadowbrook Insurance Group, Inc.	$370

220	MetLife, Inc.	8,375

80	Montpelier Re Holdings Limited	1,306

30	Navigators Group, Inc., (2)	1,650

220	Old Republic International Corporation	2,680

50	PartnerRe Limited	3,847

50	Platinum Underwriters Holdings Limited	1,792

40	PMA Capital Corporation, Class A, (2)	228

70	Presidential Life Corporation	725

10	Principal Financial Group, Inc.	274

40	ProAssurance Corporation, (2)	2,088

260	Progressive Corporation, (2)	4,311

100	Prudential Financial, Inc.	4,991

30	RenaisasnceRE Holdings, Limited	1,643

60	RLI Corporation	3,167

30	Safety Insurance Group, Inc.	988

20	Selective Insurance Group Inc.	315

40	StanCorp Financial Group Inc.	1,615

60	Tower Group Inc.	1,463

30	Transatlantic Holdings Inc.	1,505

470	Travelers Companies, Inc.	23,138

210	Unum Group	4,502

78	Valdius Holdings Limited	2,012

50	WR Berkley Corporation	1,264

510	XL Capital Ltd, Class A	8,905

110	Zenith National Insurance Corp.	3,399
	Total Insurance	174,934

	Internet & Catalog Retail – 0.3%

90	Amazon.com, Inc., (2)	8,402

60	Blue Nile Inc., (2)	3,727

80	Liberty Media Holding Corporation Interactive, Class A, (2)	878

20	NetFlix.com Inc., (2)	923

140	Nutri System Inc.	2,136

20	Overstock.com, Inc., (2)	293
	Total Internet & Catalog Retail	16,359

	Internet Software & Services – 1.5%

90	ComScore Inc., (2)	1,621

10	DealerTrack Holdings, Inc., (2)	189

60	Digital River, Inc., (2)	2,419

40	Earthlink, Inc.	336

370	eBay Inc., (2)	8,736

60	Google Inc., Class A, (2)	29,751

70	Internap Network Services Corporation, (2)	225

240	Internet Capital Group Inc., (2)	2,006

58	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

70	j2 Global Communications, Inc., (2)	$1,611

270	Limelight Networks Inc., (2)	1,096

60	Mercadolibre, Inc., (2)	2,308

300	ModusLink Global Solutions Inc., (2)	2,427

550	Move, Inc., (2)	1,485

70	NIC, Incorporated, (2)	622

80	Omniture, Inc., (2)	1,715

60	Perficient, Inc., (2)	496

40	Savvis Inc., (2)	633

20	Sohu.com Inc., (2)	1,376

20	The Knot, Inc., (2)	218

230	United Online, Inc.	1,849

90	ValueClick, Inc., (2)	1,187

100	VistaPrint NV, (2)	5,075

520	Yahoo! Inc., (2)	9,261
	Total Internet Software & Services	76,642

	IT Services – 1.8%

130	Accenture Limited	4,845

320	Acxiom Corporation, (2)	3,027

40	Affiliated Computer Services, Inc., (2)	2,167

70	Amdocs Limited, (2)	1,882

130	Automatic Data Processing, Inc.	5,109

140	Broadridge Financial Solutions, Inc.	2,814

100	CACI International Inc., (2)	4,727

50	Ciber, Inc., (2)	200

210	Cognizant Technology Solutions Corporation, Class A, (2)	8,119

110	Computer Sciences Corporation, (2)	5,798

10	CSG Systems International Inc., (2)	160

80	Cybersource Corporation, (2)	1,334

80	Fidelity National Information Services	2,041

20	Fiserv, Inc., (2)	964

10	Forrester Research, Inc., (2)	266

110	Gartner Inc., (2)	2,010

130	Heartland Payment Systems Inc.	1,886

90	Lender Processing Services Inc.	3,435

30	ManTech International Corporation, Class A, (2)	1,415

10	MasterCard, Inc.	2,022

30	Maximus Inc.	1,398

240	Paychex, Inc.	6,972

140	Perot Systems Corporation, (2)	4,158

200	SAIC, Inc., (2)	3,508

180	Sapient Corporation, (2)	1,447

210	SRA International, Inc., (2)	4,534

60	TeleTech Holdings, Inc., (2)	1,024

10	TNS Inc., (2)	274

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	IT Services (continued)

60	VeriFone Holdings Inc., (2)	$953

120	Visa Inc.	8,293

300	Western Union Company	5,676

130	Wright Express Corporation, (2)	3,836
	Total IT Services	96,294

	Leisure Equipment & Products – 0.3%

50	Brunswick Corporation	599

150	Eastman Kodak Company	717

10	Hasbro, Inc.	278

10	JAKKS Pacific Inc., (2)	143

290	Mattel, Inc.	5,353

100	Polaris Industries Inc.	4,078

170	RC2 Corporation, (2)	2,423

150	Sturm, Ruger, & Company	1,941
	Total Leisure Equipment & Products	15,532

	Life Sciences Tools & Services – 0.6%

20	Bio-Rad Laboratories Inc., (2)	1,838

290	Cambrex Corporation, (2)	1,827

50	Dionex Corporation, (2)	3,249

20	eResearch Technology, Inc., (2)	140

90	Illumina Inc., (2)	3,825

50	Life Technologies Corporation, (2)	2,328

60	Luminex Corporation, (2)	1,020

10	Millipore Corporation, (2)	703

290	Thermo Fisher Scientific, Inc., (2)	12,664

40	Varian Inc., (2)	2,042

20	Waters Corporation, (2)	1,117
	Total Life Sciences Tools & Services	30,753

	Machinery – 2.1%

100	Actuant Corporation	1,606

30	American Railcar Industries	318

10	Astecx Industries Inc., (2)	255

60	Badger Meter Inc.	2,321

10	Barnes Group Inc.	171

320	Blount International Inc., (2)	3,030

60	Bucyrus International, Inc.	2,137

400	Caterpillar Inc.	20,532

130	Chart Industries, Inc., (2)	2,807

50	China Fire & Security Group Inc., (2)	960

70	CLARCOR, Inc.	2,195

10	Crane Company	258

160	Cummins Inc.	7,170

60	Danaher Corporation	4,039

140	Deere & Company	6,009

60	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

40	Dover Corporation	$1,550

10	Dynamic Material Corporation	200

180	Eaton Corporation	10,186

10	EnPro Industries Inc., (2)	229

20	ESCO Technologies Inc., (2)	788

10	Gorman-Rupp Company	249

100	Graco Inc.	2,787

10	Graham Corporation	156

20	Harsco Corporation	708

90	IDEX Corporation	2,516

200	Illinois Tool Works, Inc.	8,542

20	Ingersoll Rand Company Limited, Class A	613

30	Kennametal Inc.	738

10	LB Foster Company, (2)	306

40	Lincoln Electric Holdings Inc.	1,898

20	Met-Pro Corp.	194

40	Middleby Corporation, (2)	2,200

30	Mueller Industries Inc.	716

40	Nordson Corporation	2,244

90	PACCAR Inc.	3,394

60	Parker Hannifin Corporation	3,110

70	RBC Bearings Inc., (2)	1,633

80	Snap-on Incorporated	2,781

100	Sun Hydraulics Corporation	2,106

20	Tecumseh Products Company, Class A, (2)	227

20	Tennant Company	581

10	Timken Company	234

40	Trinity Industries Inc.	688

10	Valmont Industries, Inc.	852

40	Wabtec Corporation	1,501

30	Watts Water Technologies, Inc.	908
	Total Machinery	108,643

	Marine – 0.1%

40	Alexander and Bald, Inc.	1,284

370	Eagle Bulk Shipping Inc.	1,898

20	TBS International Limited, Class A Shares, (2)	174
	Total Marine	3,356

	Media – 3.0%

130	Arbitron Inc.	2,699

180	Cablevision Systems Corporation	4,275

430	CBS Corporation, Class B	5,182

140	CKX, Inc., (2)	939

1,360	Comcast Corporation, Class A	22,970

140	DIRECTV Group, Inc., (2)	3,861

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Media (continued)

370	Echostar Communications Corporation, Variable Prepaid Forward, (2)	$7,126

490	Liberty Global Inc, A Shares, (2)	11,059

320	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	9,955

300	Live Nation Inc., (2)	2,457

20	Marvel Entertainment Inc., (2)	992

80	McGraw-Hill Companies, Inc.	2,011

520	MediaCom Communications Corporation, (2)	2,995

70	National CineMedia, Inc.	1,188

220	New York Times, Class A	1,786

1,020	News Corporation, Class A	12,230

70	Omnicom Group, Inc.	2,586

70	Scholastic Corporation	1,704

250	Time Warner Cable, Class A, (2)	10,773

430	Time Warner Inc.	12,375

570	Viacom Inc., Class B, (2)	15,983

780	Walt Disney Company	21,419

100	World Wrestling Entertainment Inc.	1,401
	Total Media	157,966

	Metals & Mining – 0.7%

10	AK Steel Holding Corporation	197

190	Alcoa Inc.	2,493

40	AM Castle & Co	398

40	Brush Engineered Material, (2)	978

120	Century Aluminum Company, (2)	1,122

60	Cliffs Natural Resources Inc.	1,942

10	Compass Minerals International, Inc.	616

120	Freeport-McMoRan Copper & Gold, Inc.	8,233

130	Hecla Mining Company, (2)	571

30	Horsehead Holding Corp., (2)	352

10	Kaiser Aluminum Corporation	364

100	Newmont Mining Corporation	4,402

140	Nucor Corporation	6,581

30	Reliance Steel & Aluminum Company	1,277

50	RTI International Metals, Inc., (2)	1,246

20	Schnitzer Steel Industries, Inc.	1,065

90	Steel Dynamics Inc.	1,381

60	Titanium Metals Corporation	575

50	United States Steel Corporation	2,219
	Total Metals & Mining	36,012

	Multiline Retail – 0.7%

390	99 Cents Only Stores, (2)	5,246

120	Big Lots, Inc., (2)	3,002

30	Dollar Tree Stores Inc., (2)	1,460

50	Family Dollar Stores, Inc.	1,320

62	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail (continued)

240	Federated Department Stores, Inc.	$4,390

130	J.C. Penney Company, Inc.	4,388

100	Kohl’s Corporation, (2)	5,705

10	Nordstrom, Inc.	305

50	Saks Inc., (2)	341

30	Sears Holding Corporation, (2)	1,959

180	Target Corporation	8,402
	Total Multiline Retail	36,518

	Multi-Utilities – 1.9%

70	Alliant Energy Corporation	1,950

220	Ameren Corporation	5,562

140	Avista Corporation	2,831

40	Black Hills Corporation	1,007

40	CenterPoint Energy, Inc.	497

30	CH Energy Group Inc.	1,329

140	CMS Energy Corporation	1,876

220	Consolidated Edison, Inc.	9,007

300	Dominion Resources, Inc.	10,350

210	DTE Energy Company	7,379

100	Integrys Energy Group, Inc.	3,589

120	MDU Resources Group Inc.	2,502

230	NiSource Inc.	3,195

10	Northwestern Corporation	244

70	NSTAR	2,227

90	OGE Energy Corp.	2,977

240	PG&E Corporation	9,718

220	Public Service Enterprise Group Incorporated	6,917

80	Scana Corporation	2,792

130	Sempra Energy	6,475

230	TECO Energy, Inc.	3,238

30	Vectren Corporation	691

90	Wisconsin Energy Corporation	4,065

470	Xcel Energy, Inc.	9,043
	Total Multi-Utilities	99,461

	Office Electronics – 0.1%

550	Xerox Corporation	4,257

100	Zebra Technologies Corporation, Class A, (2)	2,593
	Total Office Electronics	6,850

	Oil, Gas & Consumable Fuels – 9.8%

50	Alpha Natural Resources Inc., (2)	1,755

290	Anadarko Petroleum Corporation	18,192

130	Apache Corporation	11,938

40	Arena Resources Inc., (2)	1,420

10	ATP Oil & Gas Corporation, (2)	179

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

20	Berry Petroleum Company	$536

30	Bill Barrett Corporation, (2)	984

30	BPZ Resources, Inc., (2)	226

30	Cabot Oil & Gas Corporation	1,073

10	Carrizo Oil & Gas, Inc., (2)	245

30	Cheniere Energy Inc., (2)	88

230	Chesapeake Energy Corporation	6,532

1,060	Chevron Corporation	74,656

10	Cimarex Energy Company	433

10	Comstock Resources Inc., (2)	401

10	Concho Resources Inc., (2)	363

710	ConocoPhillips	32,064

30	Continental Resources Inc., (2)	1,175

60	Denbury Resources Inc., (2)	908

190	Devon Energy Corporation	12,793

120	El Paso Corporation	1,238

20	Encore Acquisition Company, (2)	748

90	EOG Resources, Inc.	7,516

10	Exco Resources Inc.	187

3,310	Exxon Mobil Corporation	227,099

20	Frontier Oil Corporation	278

150	Gran Tiera Energy Inc., (2)	624

50	Gulfport Energy Corporation, (2)	437

90	Hess Corporation	4,811

10	James River Coal Company, (2)	191

90	Knightsbridge Tankers Limited	1,174

460	Marathon Oil Corporation	14,674

20	Massey Energy Company	558

90	Murphy Oil Corporation	5,181

130	Newfield Exploration Company, (2)	5,533

90	Noble Energy, Inc.	5,936

330	Occidental Petroleum Corporation	25,872

40	Patriot Coal Corporation, (2)	470

40	Peabody Energy Corporation	1,489

20	Penn Virginia Corporation	458

10	Petrohawk Energy Corporation, (2)	242

20	Pioneer Natural Resources Company	726

40	Range Resources Corporation	1,974

30	Rosetta Resources, Inc., (2)	441

30	SandRidge Energy Inc., (2)	389

150	Southern Union Company	3,119

100	Southwestern Energy Company, (2)	4,268

340	Spectra Energy Corporation	6,440

50	Stone Energy Corporation, (2)	816

10	Swift Energy Company, (2)	237

64	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

360	Syntroleum Corporation, (2)	$972

80	Toreador Resources Corporation, (2)	799

590	Uranium Energy Corporation, (2)	1,741

270	Valero Energy Corporation	5,235

90	Venoco Inc., (2)	1,036

20	Whiting Petroleum Corporation, (2)	1,152

300	Williams Companies, Inc.	5,361

220	XTO Energy, Inc.	9,090
	Total Oil, Gas & Consumable Fuels	514,473

	Paper & Forest Products – 0.5%

170	Buckeye Technologies Inc., (2)	1,824

90	Glatfelter	1,033

410	International Paper Company	9,114

540	Louisiana-Pacific Corporation, (2)	3,602

150	MeadWestvaco Corporation	3,347

20	Schweitzer-Mauduit International Inc.	1,087

30	Wausau Paper Corp., (2)	300

110	Weyerhaeuser Company	4,032
	Total Paper & Forest Products	24,339

	Personal Products – 0.2%

130	Avon Products, Inc.	4,415

20	Chattem Inc., (2)	1,328

220	China Sky One Medical Inc., (2)	2,902

100	Estee Lauder Companies Inc., Class A	3,708
	Total Personal Products	12,353

	Pharmaceuticals – 5.6%

370	Abbott Laboratories	18,304

60	Allergan, Inc.	3,406

140	Ardea Biosciences Inc., (2)	2,565

50	Auxilium Pharmaceuticals, Inc., (2)	1,711

1,370	Bristol-Myers Squibb Company	30,852

290	Cadence Pharmaceuticals, Inc., (2)	3,207

350	Eli Lilly and Company	11,561

170	Forest Laboratories, Inc., (2)	5,005

70	Inspire Pharmaceuticals, Inc., (2)	365

930	Johnson & Johnson	56,628

40	KV Pharmaceutical Company., Class A, (2)	123

240	Medicis Pharmaceutical Corporation	5,124

1,040	Merck & Co. Inc.	32,895

160	Mylan Laboratories Inc., (2)	2,562

580	Nektar Therapautics, (2)	5,649

30	Par Pharmaceuticals Inc., (2)	645

30	Perrigo Company	1,020

3,690	Pfizer Inc.	61,070

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Pharmaceuticals (continued)

180	Pozen Inc., (2)	$1,325

460	Schering-Plough Corporation	12,995

320	ViroPharma, Inc., (2)	3,078

240	Vivus, Inc., (2)	2,508

340	Warner Chilcott Limited, (2)	7,351

10	Watson Pharmaceuticals Inc., (2)	366

560	Wyeth	27,205

10	Xenoport, Inc., (2)	212
	Total Pharmaceuticals	297,732

	Professional Services – 0.4%

30	Administaff, Inc.	788

20	Corporate Executive Board Company	498

30	CoStar Group, Inc., (2)	1,237

10	Dun and Bradstreet Inc.	753

60	FTI Consulting Inc., (2)	2,557

30	Hill International, Inc., (2)	213

90	Huron Consulting Group, Inc., (2)	2,325

60	ICF International, Inc., (2)	1,819

50	IHS Inc., (2)	2,557

10	Kelly Services, Inc.	123

20	Korn Ferry International, (2)	292

30	Manpower Inc.	1,701

30	Monster Worldwide Inc., (2)	524

100	MPS Group Inc., (2)	1,052

60	Navigant Consulting Inc., (2)	810

130	Resources Connection, Inc., (2)	2,218

10	Robert Half International Inc.	250

50	Spherion Corporation, (2)	311

80	TrueBlue Inc., (2)	1,126

50	Watson Wyatt Worldwide, Inc.	2,178
	Total Professional Services	23,332

	Real Estate – 2.8%

40	Acadia Realty Trust	603

10	Alexandria Real Estate Equities Inc.	544

40	AMB Property Corp.	918

50	American Campus Communities Inc.	1,343

370	Annaly Capital Management Inc.	6,712

180	Anworth Mortgage Asset Corporation	1,418

70	AvalonBay Communities, Inc.	5,091

110	BioMed Realty Trust Inc.	1,518

30	Boston Properties, Inc.	1,967

80	BRE Properties, Inc.	2,504

120	Capstead Mortgage Corporation	1,669

250	Cedar Shopping Centers Inc.	1,613

66	Nuveen Investments

Shares	Description (1)	Value

	Real Estate (continued)

590	Chimera Investments Corporation	$2,254

210	DCT Industrial Trust Inc.	1,073

150	Developers Diversified Realty Corporation	1,386

90	DiamondRock Hospitality Company, (2)	729

140	Duke Realty Corporation	1,681

30	EastGroup Properties Inc.	1,147

100	Entertainment Properties Trust	3,414

20	Equity Lifestyles Properties Inc.	856

240	Equity Residential	7,368

80	Extra Space Storage Inc.	844

40	Federal Realty Investment Trust	2,455

60	First Potomac Realty Trust	694

70	Franklin Street Properties Corporation	917

100	Hatteras Financial Corp.	2,998

110	Health Care Property Investors Inc.	3,161

40	Health Care REIT, Inc.	1,665

110	Healthcare Realty Trust, Inc.	2,324

70	Highwoods Properties, Inc.	2,202

40	Home Properties New York, Inc.	1,724

500	Host Hotels & Resorts Inc.	5,885

100	Inland Real Estate Corporation	876

50	Investors Real Estate Trust	452

40	Kilroy Realty Corporation	1,110

190	Kimco Realty Corporation	2,478

20	LaSalle Hotel Properties	393

596	Lexington Corporate Properties Trust	3,040

60	Liberty Property Trust	1,952

30	LTC Properties Inc.	721

122	Macerich Company	3,700

380	MFA Mortgage Investments, Inc.	3,025

30	Mid-America Apartment Communities	1,354

30	National Health Investors Inc.	950

100	National Retail Properties, Inc.	2,147

60	Nationwide Health Properties, Inc.	1,859

370	Northstar Realty Finance Corporation	1,299

200	Omega Healthcare Investors Inc.	3,204

50	Plum Creek Timber Company	1,532

100	Post Properties, Inc.	1,800

110	Potlatch Corporation	3,130

500	ProLogis	5,960

20	PS Business Parks Inc.	1,026

20	Public Storage, Inc.	1,505

60	Rayonier Inc.	2,455

60	Realty Income Corporation	1,539

110	Redwood Trust Inc.	1,705

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Real Estate (continued)

30	Regency Centers Corporation	$1,112

70	Senior Housing Properties Trust	1,338

70	Simon Property Group, Inc.	4,860

40	Tanger Factory Outlet Centers	1,494

60	Taubman Centers Inc.	2,165

70	Ventas Inc.	2,695

110	Vornado Realty Trust	7,085

130	Washington Real Estate Investment Trust	3,744

90	Weingarten Realty Trust	1,793
	Total Real Estate	146,175

	Real Estate Management & Development – 0.0%

180	CB Richard Ellis Group, Inc., Class A, (2)	2,113

20	St Joe Company, (2)	582
	Total Real Estate Management & Development	2,695

	Road & Rail – 0.9%

30	AMERCO, (2)	1,376

40	Arkansas Best Corporation	1,198

100	Avis Budget Group Inc., (2)	1,336

160	Burlington Northern Santa Fe Corporation	12,773

50	Con-Way, Inc.	1,916

150	CSX Corporation	6,279

70	Heartland Express, Inc.	1,008

240	Hertz Global Holdings, Inc., (2)	2,599

160	Norfolk Southern Corporation	6,898

120	Saia, Inc., (2)	1,930

150	Union Pacific Corporation	8,753

30	Werner Enterprises, Inc.	559

60	YRC Worldwide Inc., (2)	267
	Total Road & Rail	46,892

	Semiconductors & Equipment – 2.5%

90	Actel Corporation, (2)	1,095

20	Advanced Energy Industriess Inc., (2)	285

490	Advanced Micro Devices, Inc., (2)	2,773

70	Altera Corporation	1,436

30	Anadigics Inc., (2)	141

40	Analog Devices, Inc.	1,103

330	Applied Materials, Inc.	4,422

60	Atheros Communications, Inc., (2)	1,592

540	Atmel Corporation, (2)	2,263

50	ATMI Inc., (2)	908

90	Broadcom Corporation, Class A, (2)	2,762

10	Cabot Microelectronics Corporation, (2)	349

10	Cavium Networks, Inc., (2)	215

240	Cirrus Logic Inc., (2)	1,334

68	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

20	Cohu Inc.	$271

163	CSR PLC, (2)	1,222

40	Cymer, Inc., (2)	1,554

10	Diodes Inc., (2)	181

150	Exar Corporation, (2)	1,103

210	Fairchild Semiconductor International Inc., Class A, (2)	2,148

90	FEI Company, (2)	2,219

70	FormFactor Inc., (2)	1,674

30	Hittite Microwave Corporation, (2)	1,103

1,730	Intel Corporation	33,856

80	International Rectifier Corporation, (2)	1,559

120	IXYS Corporation	1,021

120	KLA-Tencor Corporation	4,303

40	Linear Technology Corporation	1,105

170	LSI Logic Corporation, (2)	933

60	Maxim Integrated Products, Inc.	1,088

30	MEMC Electronic Materials, (2)	499

140	Microchip Technology Incorporated	3,710

390	Micron Technology, Inc., (2)	3,198

160	Microsemi Corporation, (2)	2,526

490	Microtune, Inc., (2)	892

380	MIPS Technologies, Inc., (2)	1,433

10	MKS Instruments Inc., (2)	193

90	Monolithic Power Systems, Inc., (2)	2,111

70	National Semiconductor Corporation	999

30	Netlogic Microsystems Inc., (2)	1,350

50	NVE Corporation, (2)	2,658

190	NVIDIA Corporation, (2)	2,856

360	ON Semiconductor Corporation, (2)	2,970

180	Pericom Semiconductor Corporation, (2)	1,766

80	PMC-Sierra, Inc., (2)	765

10	Power Integrations Inc.	333

90	Rambus Inc., (2)	1,566

410	RF Micro Devices, Inc., (2)	2,226

50	Rudolph Technologies, (2)	370

100	Semtech Corporation, (2)	1,701

10	Silicon Laboratories Inc., (2)	464

280	Skyworks Solutions Inc., (2)	3,707

50	Supertex Inc., (2)	1,500

10	Teradyne Inc., (2)	93

90	Tessera Technologies Inc., (2)	2,510

510	Texas Instruments Incorporated	12,082

140	TriQuint Semiconductor, Inc., (2)	1,081

40	Xilinx, Inc.	937
	Total Semiconductors & Equipment	132,514

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Software – 3.2%

120	ACI Worldwide, Inc., (2)	$1,816

120	Activision Blizzard Inc., (2)	1,487

140	Adobe Systems Incorporated, (2)	4,626

20	Advent Software Inc., (2)	805

40	American Software, Inc.	261

30	ArcSight Inc., (2)	722

220	Ariba Inc., (2)	2,552

20	Asiainfo Holdings, Inc., (2)	399

50	Autodesk, Inc., (2)	1,190

60	Blackbaud, Inc.	1,392

40	Blackboard, Inc., (2)	1,511

120	BMC Software, Inc., (2)	4,504

290	CA Inc.	6,377

210	Chordiant Software, Inc., (2)	817

60	CommVault Systems, Inc., (2)	1,245

140	Concur Technologies, Inc., (2)	5,566

50	DemandTec Inc., (2)	442

20	Double-Take Software, (2)	204

430	Epicor Software Corporation, (2)	2,739

130	EPIQ Systems, Inc., (2)	1,885

50	Fair Isaac Corporation	1,075

220	Henry Jack and Associates Inc.	5,163

190	Informatica Corporation, (2)	4,290

100	Intuit, Inc., (2)	2,850

10	Kenexa Corporation, (2)	135

420	Lawson Software, Inc., (2)	2,621

10	Manhattan Associates Inc., (2)	202

260	Mentor Graphics Corporation, (2)	2,421

20	Micros Systems, Inc., (2)	604

1,870	Microsoft Corporation	48,414

60	Net 1 Ueps Technologies, Inc., (2)	1,258

300	NetScout Systems, Inc., (2)	4,053

20	NetSuite Inc., (2)	306

430	Novell Inc., (2)	1,939

820	Oracle Corporation	17,089

170	Parametric Technology Corporation, (2)	2,349

10	Pegasystems, Inc.	345

60	Phoenix Technologies Limited, (2)	219

60	Progress Software Corporation, (2)	1,359

300	PROS Holdings, Inc., (2)	2,526

70	Quest Software Inc., (2)	1,180

180	Red Hat, Inc., (2)	4,975

30	Rosetta Stone Inc., (2)	689

30	Rovi Corporation, (2)	1,008

10	Salesforce.com, Inc., (2)	569

70	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

80	Solera Holdings Inc.	$2,489

30	Sourcefire Inc., (2)	644

30	SPSS Inc., (2)	1,499

220	SuccessFactors, Inc., (2)	3,095

30	Sybase, Inc., (2)	1,167

200	Symantec Corporation, (2)	3,294

30	Synopsys Inc., (2)	673

60	Take-Two Interactive Software, Inc., (2)	673

50	Taleo Corporation, (2)	1,132

280	Tibco Software Inc., (2)	2,657

60	Tyler Technologies Inc., (2)	1,025

30	Ultimate Software Group, Inc., (2)	862

40	Vasco Data Security International, Inc., (2)	297

60	Websense Inc., (2)	1,008
	Total Software	168,694

	Specialty Retail – 2.7%

20	Aaron Rents Inc., (2)	528

120	Abercrombie & Fitch Co., Class A	3,946

30	Aeropostale, Inc., (2)	1,304

50	Ann Taylor Stores Corporation, (2)	795

210	Asbury Automotive Group, Inc., (2)	2,663

260	AutoNation Inc., (2)	4,701

10	Barnes & Noble Inc.	222

70	Bed Bath and Beyond Inc., (2)	2,628

90	Best Buy Co., Inc.	3,377

20	Big 5 Sporting Goods Corporation	302

80	Borders Group, Inc., (2)	249

20	Brown Shoe Inc.	160

40	Buckle Inc.	1,366

220	Cabela’s Incorporated, (2)	2,935

50	Chico’s FAS, Inc., (2)	650

30	Childrens Place Retail Stores Inc., (2)	899

260	Colective Brands Inc., (2)	4,506

10	Dick’s Sporting Goods Inc., (2)	224

160	Dress Barn, Inc., (2)	2,869

90	Foot Locker, Inc.	1,076

70	GameStop Corporation, (2)	1,853

140	Gap, Inc.	2,996

10	Group 1 Automotive Inc.	269

20	Guess Inc.	741

20	Haverty Furniture Companies Inc., (2)	236

50	Hibbett Sporting Goods, Inc., (2)	912

1,250	Home Depot, Inc.	33,300

290	Hot Topic, Inc., (2)	2,172

60	J. Crew Group Inc., (2)	2,149

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Specialty Retail (continued)

120	Jo Ann Stores, Inc., (2)	$3,220

30	Joseph A Bank Clothiers, Inc., (2)	1,343

90	Limited Brands, Inc.	1,529

670	Lowe’s Companies, Inc.	14,030

210	Mens Wearhouse Inc.	5,187

30	Monro Muffler Brake, Inc.	954

20	O’Reilly Automotive Inc., (2)	723

200	Penske Auto Group, Inc.	3,836

20	RadioShack Corporation	331

100	Rent-A-Center Inc., (2)	1,888

110	Ross Stores, Inc.	5,255

20	Sherwin-Williams Company	1,203

50	Signet Jewelers Limited	1,317

160	Staples, Inc.	3,715

100	TJX Companies, Inc.	3,715

140	Tractor Supply Company, (2)	6,779

200	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	3,302

230	Williams-Sonoma Inc.	4,653
	Total Specialty Retail	143,008

	Textiles, Apparel & Luxury Goods – 0.9%

90	Carter’s Inc., (2)	2,403

60	Cherokee Inc.	1,438

70	Coach, Inc.	2,304

20	Deckers Outdoor Corporation, (2)	1,697

190	FGX International Limited, (2)	2,650

40	Fossil Inc., (2)	1,137

30	G III Apparel Group, Limited, (2)	424

180	Iconix Brand Group, Inc., (2)	2,244

230	Jones Apparel Group, Inc.	4,123

180	K Swiss, Inc.	1,581

30	Liz Claiborne, Inc.	147

200	Maidenform Brands Inc., (2)	3,211

80	Movado Group Inc.	1,161

80	Nike, Inc., Class B	5,175

100	Oxford Industries Inc.	1,969

20	Phillips-Van Heusen Corporation	855

30	Skechers USA Inc., (2)	513

80	Steven Madden Limited, (2)	2,944

30	Under Armour, Inc., (2)	834

20	UniFirst Corporation	888

40	VF Corporation	2,896

20	Volcom, Inc., (2)	329

60	Warnaco Group, Inc., (2)	2,631

70	Weyco Group, Inc.	1,602
	Total Textiles, Apparel & Luxury Goods	45,156

72	Nuveen Investments

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – 0.4%

10	Astoria Financial Corporation	$109

10	Berkshire Hills Bancorp, Inc.	218

20	Clifton Savings Bancorp, Inc.	195

230	Dime Community Bancshares, Inc.	2,628

80	First Niagara Financial Group Inc.	985

210	Flushing Financial Corporation	2,393

110	Home Federal Bancorp, Inc.	1,255

210	Hudson City Bancorp, Inc.	2,761

90	New York Community Bancorp, Inc.	1,027

120	Oritani Financial Corporation	1,636

190	People’s United Financial, Inc.	2,955

10	TFS Financial Corporation	118

100	TrustCo Bank Corporation NY	624

180	United Financial Bancorp.	2,083

10	Viewpoint Financial Group	139

20	Washington Federal Inc.	336
	Total Thrifts & Mortgage Finance	19,462

	Tobacco – 1.1%

50	Alliance One International, Inc., (2)	223

1,100	Altria Group, Inc.	19,590

70	Lorillard Inc.	5,200

520	Philip Morris International	25,344

120	Reynolds American Inc.	5,341

70	Universal Corporation	2,926

126	Vector Group Ltd.	1,962
	Total Tobacco	60,586

	Trading Companies & Distributors – 0.3%

100	Aircastle LTD	966

120	Applied Industrial Technologies Inc.	2,538

120	Beacon Roofing Supply Company, (2)	1,917

10	Fastenal Company	386

90	GATX Corporation	2,515

170	Interline Brands Inc., (2)	2,864

70	RSC Holdings, Inc., (2)	508

120	TAL International Group Inc.	1,705

10	Titan Machinery, Inc., (2)	124

10	W.W. Grainger, Inc.	893

30	Watsco Inc.	1,616

30	WESCO International Inc., (2)	863
	Total Trading Companies & Distributors	16,895

	Water Utilities – 0.2%

80	American States Water Co	2,893

100	Aqua America Inc.	1,763

90	California Water Service Group	3,504

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Water Utilities (continued)

30	Southwest Water Company	$147
	Total Water Utilities	8,307

	Wireless Telecommunication Services – 0.5%

70	American Tower Corporation, (2)	2,547

70	Crown Castle International Corporation, (2)	2,194

10	iPCS Inc., (2)	173

70	Leap Wireless International, Inc., (2)	1,368

50	Metropcs Communications Inc., (2)	467

90	NII Holdings Inc., Class B, (2)	2,697

60	NTELOS Holdings Corporation	1,059

90	SBA Communications Corporation, (2)	2,432

20	Shenandoah Telecommunications Company	358

1,550	Sprint Nextel Corporation, (2)	6,122

130	Syniverse Holdings Inc., (2)	2,274

100	Telephone and Data Systems Inc.	3,100

50	United States Cellular Corporation, (2)	1,953
	Total Wireless Telecommunication Services	26,744
	Total Investments (cost $5,265,746) – 100.1%	5,277,681
	Other Assets Less Liabilities – (0.1)%	(5,337)
	Net Assets – 100%	$5,272,344

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,277,681	$—	$—	$5,277,681

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $5,266,457.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$437,982
Depreciation	(426,758)
Net unrealized appreciation (depreciation) of investments	$11,224

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

74	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 2.8%

700	BE Aerospace Inc., (2)	$14,098

10,900	Boeing Company	590,235

4,900	General Dynamics Corporation	316,540

91,150	Honeywell International Inc.	3,386,223

2,900	ITT Industries, Inc.	151,235

1,900	L-3 Communications Holdings, Inc.	152,608

35,350	Lockheed Martin Corporation	2,760,128

4,800	Northrop Grumman Corporation	248,400

25,650	Raytheon Company	1,230,431

1,100	Spirit AeroSystems Holdings Inc., (2)	19,866

1,500	United Technologies Corporation	91,395
	Total Aerospace & Defense	8,961,159

	Air Freight & Logistics – 0.1%

5,200	FedEx Corporation	391,144

100	UTI Worldwide, Inc.	1,448
	Total Air Freight & Logistics	392,592

	Airlines – 0.0%

5,000	Southwest Airlines Co.	48,000

	Auto Components – 0.5%

1,600	Autoliv Inc.	53,760

100	BorgWarner Inc.	3,026

300	Federal Mogul Corporation, Class A Shares, (2)	3,621

62,350	Johnson Controls, Inc.	1,593,666

1,000	TRW Automotive Holdings Corporation, (2)	16,750

100	WABCO Holdings Inc.	2,100
	Total Auto Components	1,672,923

	Automobiles – 0.1%

58,700	Ford Motor Company, (2)	423,227

4,100	Harley-Davidson, Inc.	94,300

300	Thor Industries, Inc.	9,285
	Total Automobiles	526,812

	Beverages – 3.2%

300	Brown-Forman Corporation	14,466

600	Central European Distribution Corporation, (2)	19,656

47,050	Coca-Cola Company	2,526,585

32,770	Coca-Cola Enterprises Inc.	701,606

2,500	Constellation Brands, Inc., Class A, (2)	37,875

38,730	Dr. Pepper Snapple Group, (2)	1,113,488

64,520	Molson Coors Brewing Company, Class B	3,140,834

700	Pepsi Bottling Group, Inc.	25,508

1,300	PepsiAmericas Inc.	37,128

44,450	PepsiCo, Inc.	2,607,437
	Total Beverages	10,224,583

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Biotechnology – 0.6%

28,710	Amgen Inc., (2)	$1,729,203

	Building Products – 0.3%

300	Armstrong World Industries Inc., (2)	10,338

67,400	Masco Corporation	870,808

1,000	Owens Corning, (2)	22,450

400	USG Corporation, (2)	6,872
	Total Building Products	910,468

	Capital Markets – 3.4%

3,800	Ameriprise Financial, Inc.	138,054

111,844	Bank of New York Company, Inc.	3,242,358

300	BlackRock Inc.	65,046

200	Federated Investors Inc.	5,274

1,500	Franklin Resources, Inc.	150,900

18,830	Goldman Sachs Group, Inc.	3,471,311

48,630	Invesco LTD	1,106,819

700	Investment Technology Group, (2)	19,544

200	Janus Capital Group Inc.	2,836

500	Jefferies Group, Inc., (2)	13,615

57,950	Legg Mason, Inc.	1,798,189

13,900	Morgan Stanley	429,232

1,800	Raymond James Financial Inc.	41,904

4,500	State Street Corporation	236,700
	Total Capital Markets	10,721,782

	Chemicals – 1.6%

2,600	Air Products & Chemicals Inc.	201,708

1,500	Airgas, Inc.	72,555

1,600	Albemarle Corporation	55,360

1,300	Ashland Inc.	56,186

1,000	Cabot Corporation	23,110

100	CF Industries Holdings, Inc.	8,623

600	Cytec Industries, Inc.	19,482

14,200	Dow Chemical Company	370,194

95,950	E.I. Du Pont de Nemours and Company	3,083,833

1,500	Eastman Chemical Company	80,310

200	FMC Corporation	11,250

3,300	Huntsman Corporation	30,063

100	International Flavors & Fragrances Inc.	3,793

100	Interpid Potash Inc., (2)	2,359

200	Lubrizol Corporation	14,292

3,200	PPG Industries, Inc.	186,272

1,100	RPM International, Inc.	20,339

18,980	Scotts Miracle Gro Company	815,191

500	Terra Industries, Inc.	17,335

2,400	Valspar Corporation	66,024
	Total Chemicals	5,138,279

76	Nuveen Investments

Shares	Description (1)	Value

	Commercial & Professional Services – 0.5%

72,270	Corrections Corporation of America, (2)	$1,636,916

	Commercial Banks – 4.4%

2,100	Associated Banc-Corp.	23,982

1,800	BancorpSouth Inc.	43,938

900	Bank of Hawaii Corporation	37,386

150,470	BB&T Corporation	4,098,803

300	BOK Financial Corporation	13,896

2,300	Capitalsource Inc.	9,982

800	City National Corporation	31,144

2,900	Comerica Incorporated	86,043

800	Commerce Bancshares Inc.	29,792

1,000	Cullen/Frost Bankers, Inc.	51,640

15,600	Fifth Third Bancorp.	158,028

100	First Citizens Bancshs Inc.	15,910

5,500	First Horizon National Corporation, (2)	72,769

2,900	Fulton Financial Corporation	21,344

11,200	Huntington BancShares Inc.	52,752

11,800	KeyCorp.	76,700

1,700	M&T Bank Corporation	105,944

4,200	Marshall and Ilsley Corporation	33,894

7,100	PNC Financial Services Group, Inc.	344,989

2,000	Popular, Inc.	5,660

20,000	Regions Financial Corporation	124,200

7,600	SunTrust Banks, Inc.	171,380

3,300	Synovus Financial Corp.	12,375

2,700	TCF Financial Corporation	35,208

33,900	U.S. Bancorp	741,054

2,400	Valley National Bancorp.	29,496

268,390	Wells Fargo & Company	7,563,228

700	Whitney Holding Corporation	6,678

900	Wilmington Trust Corporation	12,780

2,100	Zions Bancorporation	37,737
	Total Commercial Banks	14,048,732

	Commercial Services & Supplies – 0.5%

1,100	Avery Dennison Corporation	39,611

2,000	Cintas Corporation	60,620

2,000	Covanta Holding Corporation, (2)	34,000

3,400	Pitney Bowes Inc.	84,490

2,600	R.R. Donnelley & Sons Company	55,276

46,480	Republic Services, Inc.	1,234,974

400	Waste Connections Inc., (2)	11,544

1,100	Waste Management, Inc.	32,802
	Total Commercial Services & Supplies	1,553,317

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Communications Equipment – 0.4%

4,900	Brocade Communications Systems Inc., (2)	$38,514

1,300	Ciena Corporation, (2)	21,164

34,230	CommScope Inc., (2)	1,024,504

600	Echostar Holding Corproation, Class A, (2)	11,076

500	Harris Corporation	18,800

1,600	JDS Uniphase Corporation, (2)	11,376

25,500	Motorola, Inc.	219,045

9,000	Tellabs Inc., (2)	62,280
	Total Communications Equipment	1,406,759

	Computers & Peripherals – 2.8%

200	Diebold Inc.	6,586

36,100	EMC Corporation, (2)	615,144

97,540	Hewlett-Packard Company	4,604,863

900	Lexmark International, Inc., Class A, (2)	19,386

1,900	SanDisk Corporation, (2)	41,230

150,420	Seagate Technology	2,287,888

16,000	Sun Microsystems Inc., (2)	145,440

700	Teradata Corporation, (2)	19,264

32,670	Western Digital Corporation, (2)	1,193,435
	Total Computers & Peripherals	8,933,236

	Construction & Engineering – 0.3%

3,300	KBR Inc.	76,857

35,060	Quanta Services Incorporated, (2)	775,878

300	Shaw Group Inc., (2)	9,627

1,600	URS Corporation, (2)	69,840
	Total Construction & Engineering	932,202

	Construction Materials – 0.0%

400	Martin Marietta Materials	36,828

1,700	Vulcan Materials Company	91,919
	Total Construction Materials	128,747

	Consumer Finance – 0.9%

16,200	American Express Company	549,180

1,800	Americredit Corp., (2)	28,422

55,150	Capital One Financial Corporation	1,970,510

10,000	Discover Financial Services	162,300

4,100	SLM Corporation, (2)	35,752

100	Student Loan Corporation	4,640
	Total Consumer Finance	2,750,804

	Containers & Packaging – 0.4%

1,200	AptarGroup Inc.	44,832

700	Ball Corporation	34,440

2,400	Bemis Company, Inc.	62,184

600	Greif Inc.	33,030

78	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging (continued)

400	Owens-Illinois, Inc., (2)	$14,760

1,800	Packaging Corp. of America	36,720

32,310	Pactiv Corporation, (2)	841,676

3,000	Sealed Air Corporation	58,890

1,800	Sonoco Products Company	49,572

2,800	Temple-Inland Inc.	45,976
	Total Containers & Packaging	1,222,080

	Distributors – 0.0%

3,100	Genuine Parts Company	117,986

	Diversified Consumer Services – 0.0%

200	Career Education Corporation, (2)	4,876

700	Hillenbrand Inc.	14,259

4,800	Service Corporation International	33,648

500	Weight Watcher’s International Inc.	13,720
	Total Diversified Consumer Services	66,503

	Diversified Financial Services – 6.7%

382,790	Bank of America Corporation	6,476,805

3,200	CIT Group Inc.	3,872

195,200	Citigroup Inc.	944,768

4,860	CME Group, Inc.	1,497,803

700	Interactive Brokers Group, Inc., (2)	13,909

260,830	JPMorgan Chase & Co.	11,429,569

1,000	Leucadia National Corporation, (2)	24,720

38,050	Nasdaq Stock Market, Inc., (2)	800,953

2,900	New York Stock Exchange Euronext	83,781
	Total Diversified Financial Services	21,276,180

	Diversified REIT – 0.1%

2,500	Liberty Property Trust	81,325

1,900	Vornado Realty Trust	122,379
	Total Diversified REIT	203,704

	Diversified Telecommunication Services – 2.5%

127,800	AT&T Inc.	3,451,878

76,100	BCE INC.	1,877,387

7,000	CenturyTel, Inc.	235,200

1,200	CLearwire Corporation, (2)	9,756

3,100	Frontier Communications Corporation	23,374

16,900	Level 3 Communications Inc., (2)	23,491

39,900	Qwest Communications International Inc.	152,019

69,000	Verizon Communications Inc.	2,088,630

4,500	Windstream Corporation	45,585
	Total Diversified Telecommunication Services	7,907,320

	Electric Utilities – 2.3%

1,100	Allegheny Energy, Inc.	29,172

10,800	American Electric Power Company, Inc.	334,692

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Electric Utilities (continued)

2,200	DPL Inc.	$57,420

29,900	Duke Energy Corporation	470,626

6,100	Edison International	204,838

3,800	Entergy Corporation	303,468

43,950	Exelon Corporation	2,180,799

5,900	FirstEnergy Corp.	269,748

43,290	FPL Group, Inc.	2,390,907

2,800	Great Plains Energy Incorporated	50,260

1,700	Hawaiian Electric Industries	30,804

4,100	Northeast Utilities	97,334

3,700	NV Energy Inc.	42,883

4,400	Pepco Holdings, Inc.	65,472

2,500	Pinnacle West Capital Corporation	82,050

6,600	Progress Energy, Inc.	257,796

16,000	Southern Company	506,720

2,700	Westar Energy Inc.	52,677
	Total Electric Utilities	7,427,666

	Electrical Equipment – 0.1%

2,000	Cooper Industries Inc.	75,140

900	General Cable Corporation, (2)	35,235

1,000	Hubbell Incorporated, Class B	42,000

2,600	Rockwell Automation, Inc.	110,760

200	Roper Industries Inc.	10,196

500	Thomas & Betts Corporation, (2)	15,040
	Total Electrical Equipment	288,371

	Electronic Components – 0.4%

900	AVX Group	10,737

72,770	Corning Incorporated	1,114,109

3,300	Vishay Intertechnology Inc., (2)	26,070
	Total Electronic Components	1,150,916

	Electronic Equipment & Instruments – 0.1%

1,300	Arrow Electronics, Inc., (2)	36,595

2,000	Avnet Inc., (2)	51,940

3,200	Ingram Micro, Inc., (2)	53,920

1,600	Jabil Circuit Inc.	21,456

2,000	Molex Inc.	41,760

1,200	Tech Data Corporation, (2)	49,932
	Total Electronic Equipment & Instruments	255,603

	Energy Equipment & Services – 2.2%

200	Atwood Oceanics Inc., (2)	7,054

3,600	Baker Hughes Incorporated	153,576

4,200	BJ Services Company	81,606

1,600	ENSCO International Incorporated	68,064

300	Exterran Holdings, Inc., (2)	7,122

80	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

153,630	Halliburton Company	$4,166,446

600	Helix Energy Solutions Group, (2)	8,988

1,100	Helmerich & Payne Inc.	43,483

3,600	Nabors Industries Inc., (2)	75,240

5,400	National-Oilwell Varco Inc., (2)	232,902

600	Oil States International Inc., (2)	21,078

2,100	Patterson-UTI Energy, Inc.	31,710

39,930	Pride International Inc., (2)	1,215,469

1,700	Rowan Companies Inc.	39,219

9,200	Schlumberger Limited	548,320

400	SeaCor Smit Inc., (2)	32,652

100	Seahawk Drilling Inc., (2)	3,109

1,200	Smith International, Inc.	34,440

600	Superior Energy Services, Inc., (2)	13,512

900	Tidewater Inc.	42,381

500	Unit Corporation, (2)	20,625
	Total Energy Equipment & Services	6,846,996

	Food & Staples Retailing – 2.2%

900	BJ’s Wholesale Club, (2)	32,598

126,650	CVS Caremark Corporation	4,526,471

2,400	Kroger Co.	49,536

17,200	Rite Aid Corporation, (2)	28,208

8,500	Safeway Inc.	167,620

4,300	SUPERVALU INC.	64,758

44,610	Wal-Mart Stores, Inc.	2,189,905

400	Whole Foods Market, Inc., (2)	12,196
	Total Food & Staples Retailing	7,071,292

	Food Products – 0.9%

6,900	Archer-Daniels-Midland Company	201,618

2,400	Bunge Limited	150,264

1,200	Campbell Soup Company	39,144

9,200	ConAgra Foods, Inc.	199,456

1,400	Corn Products International, Inc.	39,928

4,600	Del Monte Foods Company	53,268

300	Flowers Foods Inc.	7,887

12,710	General Mills, Inc.	818,270

1,100	H.J. Heinz Company	43,725

1,300	Hershey Foods Corporation	50,518

1,400	Hormel Foods Corporation	49,728

2,600	JM Smucker Company	137,826

32,600	Kraft Foods Inc.	856,402

1,300	Ralcorp Holdings Inc., (2)	76,011

8,200	Sara Lee Corporation	91,348

5,400	Tyson Foods, Inc., Class A	68,202
	Total Food Products	2,883,595

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Gas Utilities – 0.2%

1,800	AGL Resources Inc.	$63,486

2,200	Atmos Energy Corporation	61,996

1,400	Energen Corporation	60,340

1,500	National Fuel Gas Company	68,715

2,100	ONEOK, Inc.	76,902

2,800	Questar Corporation	105,168

2,300	UGI Corporation	57,638
	Total Gas Utilities	494,245

	Health Care Equipment & Supplies – 1.4%

20,600	Boston Scientific Corporation, (2)	218,154

4,800	CareFusion Corporation, (2)	104,640

800	Cooper Companies, Inc.	23,784

85,210	Covidien PLC	3,686,185

600	Hill Rom Holdings Inc.	13,068

4,000	Hologic Inc., (2)	65,360

900	Inverness Medical Innovation, (2)	34,857

700	Kinetic Concepts Inc., (2)	25,886

400	Teleflex Inc.	19,324

3,100	Zimmer Holdings, Inc., (2)	165,695
	Total Health Care Equipment & Supplies	4,356,953

	Health Care Providers & Services – 1.4%

6,100	Aetna Inc.	169,763

900	AmerisourceBergen Corporation	20,142

700	Brookdale Senior Living Inc.	12,691

8,200	Cardinal Health, Inc.	219,760

4,700	CIGNA Corporation	132,023

1,000	Community Health Systems Inc., (2)	31,930

2,300	Coventry Health Care, Inc., (2)	45,908

13,500	Davita Inc., (2)	764,640

1,700	Health Net Inc., (2)	26,180

2,100	Humana Inc., (2)	78,330

1,000	Lifepoint Hospitals Inc., (2)	27,060

200	Lincare Holdings, (2)	6,250

2,800	McKesson HBOC Inc.	166,740

600	Medax Inc., (2)	32,952

1,300	Omnicare, Inc.	29,276

26,960	Quest Diagnostics Incorporated	1,407,042

2,800	Tenet Healthcare Corporation, (2)	16,464

26,000	UnitedHealth Group Incorporated	651,040

900	Universal Health Services, Inc., Class B	55,737

11,000	Wellpoint Inc., (2)	520,960
	Total Health Care Providers & Services	4,414,888

	Health Care Technology – 0.0%

2,000	IMS Health Incorporated	30,700

82	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.8%

1,100	Boyd Gaming Corporation, (2)	$12,023

4,600	Carnival Corporation	153,088

400	Choice Hotels International, Inc.	12,424

1,100	International Game Technology	23,628

500	Intl Speedway Corporation	13,785

300	Las Vegas Sands, (2)	5,052

2,100	Marriott International, Inc., Class A	57,939

600	MGM Mirage Inc., (2)	7,224

1,400	Penn National Gaming, Inc., (2)	38,724

55,720	Royal Caribbean Cruises Limited, (2)	1,341,738

3,000	Starwood Hotels & Resorts Worldwide, Inc.	99,090

4,400	Wendy’s International, Inc.	20,812

1,900	Wyndham Worldwide Corporation	31,008

11,300	Wynn Resorts Ltd, (2)	801,057
	Total Hotels, Restaurants & Leisure	2,617,592

	Household Durables – 0.7%

1,100	Black & Decker Corporation	50,919

6,400	D.R. Horton, Inc.	73,024

2,600	Fortune Brands Inc.	111,748

500	Garmin Limited	18,870

500	Harman International Industries Inc.	16,940

1,600	Jarden Corporation	44,912

1,400	KB Home	23,254

1,000	Leggett and Platt Inc.	19,400

3,700	Lennar Corporation, Class A	52,725

500	MDC Holdings Inc.	17,370

900	Mohawk Industries Inc., (2)	42,921

89,720	Newell Rubbermaid Inc.	1,407,707

100	NVR Inc., (2)	63,737

5,000	Pulte Corporation	54,950

2,400	Toll Brothers Inc., (2)	46,896

1,600	Whirlpool Corporation	111,936
	Total Household Durables	2,157,309

	Household Products – 0.4%

400	Clorox Company	23,528

200	Energizer Holdings Inc., (2)	13,268

1,200	Kimberly-Clark Corporation	70,776

17,100	Procter & Gamble Company	990,432
	Total Household Products	1,098,004

	Independent Power Producers & Energy Traders – 0.1%

2,900	AES Corporation, (2)	42,978

2,700	Calpine Corporation, (2)	31,104

300	Constellation Energy Group	9,711

3,900	Dynegy Inc., (2)	9,945

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Independent Power Producers & Energy Traders (continued)

3,500	Mirant Corporation, (2)	$57,505

5,400	NRG Energy Inc., (2)	152,226

3,000	RRI Energy Inc., (2)	21,420
	Total Independent Power Producers & Energy Traders	324,889

	Industrial Conglomerates – 1.0%

1,000	Carlisle Companies Inc.	33,910

150,400	General Electric Company	2,469,568

39,500	Textron Inc.	749,710
	Total Industrial Conglomerates	3,253,188

	Industrial REIT – 0.0%

1,900	AMB Property Corp.	43,605

5,900	ProLogis	70,328
	Total Industrial REIT	113,933

	Insurance – 5.8%

74,210	Ace Limited	3,967,267

100	Alleghany Corporation, Term Loan, (2)	25,905

1,200	Allied World Assurance Holdings	57,516

37,900	Allstate Corporation	1,160,498

1,900	American Financial Group Inc.	48,450

900	American International Group, (2)	39,699

400	American National Insurance Company	34,080

54,550	Aon Corporation	2,219,640

1,100	Arch Capital Group Limited, (2)	74,294

200	Arthur J. Gallagher & Co.	4,874

1,900	Aspen Insurance Holdings Limited	50,293

44,536	Assurant Inc.	1,427,824

2,300	Axis Capital Holdings Limited	69,414

700	Brown & Brown Inc.	13,412

8,000	Chubb Corporation	403,280

3,400	Cincinnati Financial Corporation	88,366

300	CNA Financial Corporation, (2)	7,242

800	Endurance Specialty Holdings, Limited	29,176

200	Erie Indemnity Company	7,492

1,400	Everest Reinsurance Group Ltd	122,780

4,400	Fidelity National Title Group Inc., Class A	66,352

2,200	First American Corporation	71,214

4,900	Genworth Financial Inc., Class A	58,555

1,000	Hanover Insurance Group Inc.	41,330

3,200	Hartford Financial Services Group, Inc.	84,800

2,500	HCC Insurance Holdings Inc.	68,375

2,800	Lincoln National Corporation	72,548

5,900	Loews Corporation	202,075

200	Markel Corporation, (2)	65,964

8,600	Marsh & McLennan Companies, Inc.	212,678

1,400	MBIA Inc., (2)	10,864

84	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

500	Mercury General Corporation	$18,090

9,500	MetLife, Inc.	361,665

300	Odyssey Re Holdings Corporation	19,443

6,100	Old Republic International Corporation	74,298

500	OneBeacon Insurance Group Limited, Class A	6,870

1,300	PartnerRe Limited	100,022

68,240	Principal Financial Group, Inc.	1,869,094

11,000	Progressive Corporation, (2)	182,380

1,400	Protective Life Corporation	29,988

36,230	Prudential Financial, Inc.	1,808,239

1,200	Reinsurance Group of America Inc.	53,520

1,400	RenaisasnceRE Holdings, Limited	76,664

900	StanCorp Financial Group Inc.	36,333

1,500	Torchmark Corporation	65,145

600	Transatlantic Holdings Inc.	30,102

50,710	Travelers Companies, Inc.	2,496,453

800	Unitrin, Inc.	15,592

7,700	Unum Group	165,088

700	Valdius Holdings Limited	18,060

100	White Mountain Insurance Group	30,701

2,100	WR Berkley Corporation	53,088

8,200	XL Capital Ltd, Class A	143,172
	Total Insurance	18,460,264

	Internet & Catalog Retail – 0.0%

400	Expedia, Inc., (2)	9,580

9,200	Liberty Media Holding Corporation Interactive, Class A, (2)	100,924
	Total Internet & Catalog Retail	110,504

	Internet Software & Services – 0.1%

16,200	eBay Inc., (2)	382,482

1,500	IAC/InterActiveCorp., (2)	30,285

1,000	Yahoo! Inc., (2)	17,810
	Total Internet Software & Services	430,577

	IT Services – 1.3%

28,300	Accenture Limited	1,054,741

600	Affiliated Computer Services, Inc., (2)	32,502

2,900	Amdocs Limited, (2)	77,952

1,300	Broadridge Financial Solutions, Inc.	26,130

3,800	Computer Sciences Corporation, (2)	200,298

1,500	Convergys Corporation, (2)	14,910

100	DST Systems Inc., (2)	4,480

2,800	Fidelity National Information Services	71,428

1,200	SAIC, Inc., (2)	21,048

800	Total System Services Inc.	12,888

38,060	Visa Inc.	2,630,327
	Total IT Services	4,146,704

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Leisure Equipment & Products – 0.4%

38,620	Hasbro, Inc.	$1,071,705

1,700	Mattel, Inc.	31,382
	Total Leisure Equipment & Products	1,103,087

	Life Sciences Tools & Services – 0.1%

200	Charles River Laboratories International, Inc., (2)	7,396

400	Life Technologies Corporation, (2)	18,620

1,500	Perkinelmer Inc.	28,860

7,200	Thermo Fisher Scientific, Inc., (2)	314,424
	Total Life Sciences Tools & Services	369,300

	Machinery – 2.4%

1,600	AGCO Corporation, (2)	44,208

600	Bucyrus International, Inc.	21,372

62,900	Caterpillar Inc.	3,228,657

400	Crane Company	10,324

29,700	Cummins Inc.	1,330,857

1,500	Danaher Corporation	100,980

5,500	Deere & Company	236,060

900	Dover Corporation	34,884

3,200	Eaton Corporation	181,088

15,430	Flowserve Corporation	1,520,472

800	Gardner Denver, Inc., (2)	27,904

500	Graco Inc.	13,935

400	Harsco Corporation	14,164

600	IDEX Corporation	16,770

8,300	Illinois Tool Works, Inc.	354,493

300	Joy Global Inc.	14,682

1,100	Kennametal Inc.	27,071

600	Lincoln Electric Holdings Inc.	28,470

1,100	Manitowoc Company Inc.	10,417

2,400	Oshkosh Truck Corporation	74,232

600	PACCAR Inc.	22,626

2,800	Parker Hannifin Corporation	145,152

1,200	Pentair, Inc.	35,424

800	Snap-on Incorporated	27,808

700	SPX Corporation	42,889

1,600	Stanley Works	68,304

600	Terex Corporation, (2)	12,438

1,400	Timken Company	32,802

900	Trinity Industries Inc.	15,471
	Total Machinery	7,693,954

	Marine – 0.0%

700	Alexander and Bald, Inc.	22,463

800	Kirby Corporation, (2)	29,456
	Total Marine	51,919

86	Nuveen Investments

Shares	Description (1)	Value

	Media – 3.4%

51,340	Cablevision Systems Corporation	$1,219,325

10,100	CBS Corporation, Class B	121,705

200	Central European Media Enterprises Limited, (2)	6,850

500	Clear Channel Outdoor Holdings Inc., Class A, (2)	3,500

166,860	Comcast Corporation, Class A	2,818,265

500	Discovery Communications Inc., Class C Shares, (2)	13,015

1,600	Dreamworks Animation SKG Inc., (2)	56,912

2,800	Echostar Communications Corporation, Variable Prepaid Forward, (2)	53,928

2,400	Gannett Company Inc.	30,024

300	Interactive Data Corporation	7,863

7,500	Interpublic Group Companies, Inc., (2)	56,400

700	Lamar Advertising Company, (2)	19,208

5,400	Liberty Global Inc, A Shares, (2)	121,878

11,600	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	360,876

1,900	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	39,748

700	Meredith Corporation	20,958

1,000	New York Times, Class A	8,120

41,000	News Corporation, Class A	491,590

800	Regal Entertainment Group, Class A	9,856

500	Scripps Networks Interactive, Class A Shares	18,475

8,200	Time Warner Cable, Class A, (2)	353,338

20,400	Time Warner Inc.	587,112

123,800	Viacom Inc., Class B, (2)	3,471,352

7,300	Virgin Media, Inc.	101,616

32,800	Walt Disney Company	900,688

300	Warner Music Group Corporation, (2)	1,659

100	Washington Post Company	46,808
	Total Media	10,941,069

	Metals & Mining – 2.0%

1,100	AK Steel Holding Corporation	21,703

4,600	Alcoa Inc.	60,352

1,600	Allegheny Technologies, Inc.	55,984

600	Carpenter Technology Inc.	14,034

1,400	Cliffs Natural Resources Inc.	45,304

2,000	Commercial Metals Company	35,800

200	Compass Minerals International, Inc.	12,324

30,953	Freeport-McMoRan Copper & Gold, Inc.	2,123,685

56,650	Newmont Mining Corporation	2,493,733

6,000	Nucor Corporation	282,060

1,000	Reliance Steel & Aluminum Company	42,560

500	Royal Gold, Inc.	22,800

100	Schnitzer Steel Industries, Inc.	5,325

1,100	Southern Copper Corporation	33,759

72,284	Steel Dynamics Inc.	1,108,837

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Metals & Mining (continued)

1,100	Titanium Metals Corporation	$10,549

2,400	United States Steel Corporation	106,488
	Total Metals & Mining	6,475,297

	Mortgage REIT – 0.6%

91,890	Annaly Capital Management Inc.	1,666,885

11,400	Chimera Investments Corporation	43,548
	Total Mortgage REIT	1,710,433

	Multiline Retail – 0.4%

1,600	Big Lots, Inc., (2)	40,032

54,310	Federated Department Stores, Inc.	993,330

4,200	J.C. Penney Company, Inc.	141,750

500	Kohl’s Corporation, (2)	28,525

1,000	Sears Holding Corporation, (2)	65,310
	Total Multiline Retail	1,268,947

	Multi-Utilities – 0.9%

2,300	Alliant Energy Corporation	64,055

4,900	Ameren Corporation	123,872

1,400	CenterPoint Energy, Inc.	17,402

5,500	CMS Energy Corporation	73,700

6,300	Consolidated Edison, Inc.	257,922

10,900	Dominion Resources, Inc.	376,050

4,000	DTE Energy Company	140,560

1,100	Integrys Energy Group, Inc.	39,479

2,800	MDU Resources Group Inc.	58,380

6,800	NiSource Inc.	94,452

2,400	NSTAR	76,368

2,100	OGE Energy Corp.	69,468

8,700	PG&E Corporation	352,263

10,200	Public Service Enterprise Group Incorporated	320,688

2,700	Scana Corporation	94,230

5,200	Sempra Energy	259,012

4,300	TECO Energy, Inc.	60,544

1,800	Vectren Corporation	41,472

2,500	Wisconsin Energy Corporation	112,925

11,000	Xcel Energy, Inc.	211,640
	Total Multi-Utilities	2,844,482

	Office Electronics – 0.0%

17,800	Xerox Corporation	137,772

100	Zebra Technologies Corporation, Class A, (2)	2,593
	Total Office Electronics	140,365

	Office REIT – 0.1%

500	Alexandria Real Estate Equities Inc.	27,175

1,800	Boston Properties, Inc.	117,990

2,900	Brandywine Realty Trust	32,016

88	Nuveen Investments

Shares	Description (1)	Value

	Office REIT (continued)

1,300	Corporate Office Properties	$47,944

1,800	Douglas Emmett Inc.	22,104

4,100	Duke Realty Corporation	49,241

5,400	HRPT Properties Trust	40,608

1,800	Mack-Cali Realty Corporation	58,194

1,100	SL Green Realty Corporation	48,235
	Total Office REIT	443,507

	Oil, Gas & Consumable Fuels – 13.1%

9,400	Anadarko Petroleum Corporation	589,662

5,800	Apache Corporation	532,614

1,800	Arch Coal Inc.	39,834

17,250	BP PLC, Sponsored ADR	918,218

1,900	Cabot Oil & Gas Corporation	67,925

67,950	Chesapeake Energy Corporation	1,929,780

142,870	Chevron Corporation	10,062,332

40,120	Cimarex Energy Company	1,737,998

500	Comstock Resources Inc., (2)	20,040

1,600	Concho Resources Inc., (2)	58,112

27,100	ConocoPhillips	1,223,836

26,650	Continental Resources Inc., (2)	1,043,881

4,100	Denbury Resources Inc., (2)	62,033

7,300	Devon Energy Corporation	491,509

5,500	El Paso Corporation	56,760

1,000	Encore Acquisition Company, (2)	37,400

18,420	EOG Resources, Inc.	1,538,254

100	Exco Resources Inc.	1,869

69,400	Exxon Mobil Corporation	4,761,534

400	Forest Oil Corporation, (2)	7,828

500	Frontier Oil Corporation	6,960

600	Frontline Limited	14,034

38,060	Hess Corporation	2,034,688

87,800	Marathon Oil Corporation	2,800,820

100	Mariner Energy Inc., (2)	1,418

300	Massey Energy Company	8,367

16,460	Murphy Oil Corporation	947,602

2,900	Newfield Exploration Company, (2)	123,424

3,400	Noble Energy, Inc.	224,264

103,330	Occidental Petroleum Corporation	8,101,070

400	Overseas Shipholding Group Inc.	14,948

1,500	Pioneer Natural Resources Company	54,435

1,000	Plains Exploration & Production Company, (2)	27,660

2,700	Range Resources Corporation	133,272

700	SandRidge Energy Inc., (2)	9,072

2,200	Southern Union Company	45,738

12,400	Spectra Energy Corporation	234,856

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

500	St Mary Land and Exploration Company	$16,230

2,500	Sunoco, Inc.	71,125

300	Teekay Shipping Corporation	6,561

2,000	Tesoro Corporation	29,960

48,100	Valero Energy Corporation	932,659

500	Whiting Petroleum Corporation, (2)	28,790

9,400	Williams Companies, Inc.	167,978

11,000	XTO Energy, Inc.	454,520
	Total Oil, Gas & Consumable Fuels	41,671,870

	Paper & Forest Products – 0.1%

9,100	International Paper Company	202,293

3,700	MeadWestvaco Corporation	82,547

3,600	Weyerhaeuser Company	131,940
	Total Paper & Forest Products	416,780

	Personal Products – 0.4%

300	Alberto Culver Company	8,304

31,800	Avon Products, Inc.	1,079,928

300	Mead Johnson Nutrition Company, Class A Shares	13,533

400	NBTY Inc., (2)	15,832
	Total Personal Products	1,117,597

	Pharmaceuticals – 7.7%

109,740	Bristol-Myers Squibb Company	2,471,345

7,900	Eli Lilly and Company	260,937

2,600	Endo Pharmaceuticals Holdings Inc., (2)	58,838

5,500	Forest Laboratories, Inc., (2)	161,920

30,400	Johnson & Johnson	1,851,056

4,800	King Pharmaceuticals Inc., (2)	51,696

37,300	Merck & Co. Inc.	1,179,799

2,200	Mylan Laboratories Inc., (2)	35,222

320,150	Pfizer Inc.	5,298,483

83,200	Sanofi-Aventis, Sponsored ADR	3,074,240

140,900	Schering-Plough Corporation	3,980,425

56,990	Watson Pharmaceuticals Inc., (2)	2,088,114

81,850	Wyeth	3,976,273
	Total Pharmaceuticals	24,488,348

	Professional Services – 0.0%

500	Equifax Inc.	14,570

1,400	Manpower Inc.	79,394

1,100	Monster Worldwide Inc., (2)	19,228
	Total Professional Services	113,192

	Real Estate Management & Development – 0.0%

600	Forest City Enterprises, Inc.	8,022

800	Jones Lang LaSalle Inc.	37,896
	Total Real Estate Management & Development	45,918

90	Nuveen Investments

Shares	Description (1)	Value

	Residential REIT – 0.1%

1,600	Apartment Investment & Management Company, Class A	$23,600

1,400	AvalonBay Communities, Inc.	101,822

900	BRE Properties, Inc.	28,170

1,400	Camden Property Trust	56,420

4,700	Equity Residential	144,290

500	Essex Property Trust Inc.	39,790

2,100	UDR Inc.	33,054
	Total Residential REIT	427,146

	Retail REIT – 0.2%

1,000	Federal Realty Investment Trust	61,370

4,600	Kimco Realty Corporation	59,984

1,500	Macerich Company	45,495

2,200	no description	43,824

2,600	Realty Income Corporation	66,690

1,200	Regency Centers Corporation	44,460

2,300	Simon Property Group, Inc.	159,689

700	Taubman Centers Inc.	25,256
	Total Retail REIT	506,768

	Road & Rail – 2.5%

18,540	Burlington Northern Santa Fe Corporation	1,480,048

700	Con-Way, Inc.	26,824

86,350	CSX Corporation	3,614,611

3,900	Hertz Global Holdings, Inc., (2)	42,237

600	Kansas City Southern Industries, (2)	15,894

47,740	Norfolk Southern Corporation	2,058,071

900	Ryder System, Inc.	35,154

11,080	Union Pacific Corporation	646,518
	Total Road & Rail	7,919,357

	Semiconductors & Equipment – 3.4%

2,200	Advanced Micro Devices, Inc., (2)	12,452

20,900	Applied Materials, Inc.	280,060

8,700	Atmel Corporation, (2)	36,453

300	Cypress Semiconductor Corporation, (2)	3,099

2,400	Fairchild Semiconductor International Inc., Class A, (2)	24,552

1,800	Integrated Device Technology, Inc., (2)	12,168

284,220	Intel Corporation	5,562,185

800	International Rectifier Corporation, (2)	15,592

1,000	Intersil Holding Corporation, Class A	15,310

45,810	KLA-Tencor Corporation	1,642,747

9,400	LSI Logic Corporation, (2)	51,606

1,000	Marvell Technology Group Ltd., (2)	16,190

1,000	Maxim Integrated Products, Inc.	18,140

400	Microchip Technology Incorporated	10,600

14,200	Micron Technology, Inc., (2)	116,440

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

700	Novellus Systems, Inc., (2)	$14,686

4,500	PMC-Sierra, Inc., (2)	43,020

118,400	Texas Instruments Incorporated	2,804,896
	Total Semiconductors & Equipment	10,680,196

	Software – 0.1%

3,000	Activision Blizzard Inc., (2)	37,170

900	Autodesk, Inc., (2)	21,420

2,000	CA Inc.	43,980

3,600	Compuware Corporation, (2)	26,388

2,600	Novell Inc., (2)	11,726

200	Nuance Communications, Inc., (2)	2,992

700	Rovi Corporation, (2)	23,520

1,100	Synopsys Inc., (2)	24,662
	Total Software	191,858

	Specialized REIT – 0.4%

3,800	Health Care Property Investors Inc.	109,212

1,200	Health Care REIT, Inc.	49,944

2,800	Hospitality Properties Trust	57,036

9,200	Host Hotels & Resorts Inc.	108,284

700	Nationwide Health Properties, Inc.	21,693

1,700	Plum Creek Timber Company	52,088

18,750	Rayonier Inc.	767,063

3,200	Senior Housing Properties Trust	61,152

3,300	Ventas Inc.	127,050
	Total Specialized REIT	1,353,522

	Specialty Retail – 2.5%

29,710	Abercrombie & Fitch Co., Class A	976,865

1,700	AutoNation Inc., (2)	30,736

700	Barnes & Noble Inc.	15,554

1,100	CarMax, Inc., (2)	22,990

300	Chico’s FAS, Inc., (2)	3,900

1,400	Foot Locker, Inc.	16,730

500	GameStop Corporation, (2)	13,235

1,400	Gap, Inc.	29,960

114,410	Home Depot, Inc.	3,047,882

1,600	Limited Brands, Inc.	27,184

164,250	Lowe’s Companies, Inc.	3,439,395

3,900	Office Depot, Inc., (2)	25,818

600	Penske Auto Group, Inc.	11,508

2,000	RadioShack Corporation	33,140

300	Sherwin-Williams Company	18,048

2,100	Signet Jewelers Limited	55,293

200	Tiffany & Co.	7,706

1,300	Williams-Sonoma Inc.	26,299
	Total Specialty Retail	7,802,243

92	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 0.0%

400	Phillips-Van Heusen Corporation	$17,116

100	Polo Ralph Lauren Corporation	7,662

1,300	VF Corporation	94,159
	Total Textiles, Apparel & Luxury Goods	118,937

	Thrifts & Mortgage Finance – 0.5%

3,400	First Niagara Financial Group Inc.	41,922

88,290	Hudson City Bancorp, Inc.	1,161,014

7,000	New York Community Bancorp, Inc.	79,940

7,900	People’s United Financial, Inc.	122,924

1,300	TFS Financial Corporation	15,470

1,500	Washington Federal Inc.	25,290
	Total Thrifts & Mortgage Finance	1,446,560

	Tobacco – 1.0%

500	Lorillard Inc.	37,150

57,590	Philip Morris International	2,806,937

3,900	Reynolds American Inc.	173,628
	Total Tobacco	3,017,715

	Trading Companies & Distributors – 0.0%

500	GATX Corporation	13,975

300	WESCO International Inc., (2)	8,640
	Total Trading Companies & Distributors	22,615

	Water Utilities – 0.0%

1,200	American water Works Company	23,928

2,600	Aqua America Inc.	45,864
	Total Water Utilities	69,792

	Wireless Telecommunication Services – 1.4%

29,090	Crown Castle International Corporation, (2)	912,262

100	Leap Wireless International, Inc., (2)	1,955

1,700	NII Holdings Inc., Class B, (2)	50,966

47,500	Sprint Nextel Corporation, (2)	187,625

1,600	Telephone and Data Systems Inc.	49,616

300	United States Cellular Corporation, (2)	11,721

145,400	Vodafone Group PLC, Sponsored ADR	3,271,500
	Total Wireless Telecommunication Services	4,485,645
	Total Common Stocks (cost $278,934,998)	309,382,895

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 1.4%

80,000	I-Shares Russell 1000 Value Index Fund	$4,439,200
	Total Investment Companies (cost $3,759,600)	4,439,200

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.1%

$3,303	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $3,302,753, collateralized by $3,340,000 U.S. Treasury Notes, 1.750%, due 8/15/12, value $3,373,400	0.010%	10/01/09	$3,302,752
	Total Short-Term Investments (cost $3,302,752)			3,302,752
	Total Investments (cost $285,997,350) – 99.7%			317,124,847
	Other Assets Less Liabilities – 0.3%			1,095,667
	Net Assets – 100%			$318,220,514

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$309,382,895	$—	$—	$309,382,895
Investment Companies	4,439,200	—	—	4,439,200
Short-Term Investments	3,302,752	—	—	3,302,752
Total	$317,124,847	$—	$—	$317,124,847

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $299,352,880.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$44,744,522
Depreciation	(26,972,555)
Net unrealized appreciation (depreciation) of investments	$17,771,967

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

94	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 5.6%

110,000	Lockheed Martin Corporation	$8,588,800

229,000	Raytheon Company	10,985,130
	Total Aerospace & Defense	19,573,930

	Biotechnology – 4.0%

233,500	Amgen Inc., (2)	14,063,705

	Chemicals – 1.0%

40,000	CF Industries Holdings, Inc.	3,449,200

	Commercial Services & Supplies – 4.1%

570,000	Pitney Bowes Inc.	14,164,500

	Communications Equipment – 4.9%

2,000,000	Motorola, Inc.	17,180,000

	Containers & Packaging – 1.9%

332,000	Packaging Corp. of America	6,772,800

	Diversified Financial Services – 2.3%

180,000	JPMorgan Chase & Co.	7,887,600

	Health Care Providers & Services – 1.4%

170,000	Aetna Inc.	4,731,100

	Independent Power Producers & Energy Traders – 2.4%

300,000	NRG Energy Inc., (2)	8,457,000

	Insurance – 17.6%

221,000	Aon Corporation	8,992,490

740,000	Genworth Financial Inc., Class A	8,843,000

360,000	Hartford Financial Services Group, Inc.	9,540,000

380,000	Loews Corporation	13,015,000

350,087	Reinsurance Group of America Inc.	15,613,880

226,800	Tower Group Inc.	5,531,652
	Total Insurance	61,536,022

	Machinery – 4.3%

230,000	Ingersoll Rand Company Limited, Class A	7,054,100

340,000	Timken Company	7,966,200
	Total Machinery	15,020,300

	Media – 9.8%

300,050	CBS Corporation, Class B	3,615,603

448,600	Comcast Corporation, Special Class A	7,213,488

950,000	Interpublic Group Companies, Inc., (2)	7,144,000

585,097	Viacom Inc., Class B, (2)	16,406,120
	Total Media	34,379,211

	Metals & Mining – 8.0%

307,199	AngloGold Ashanti Limited, Sponsored ADR	12,521,431

407,600	Barrick Gold Corporation	15,448,040
	Total Metals & Mining	27,969,471

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)			Value

	Mortgage REIT – 2.4%

550,000	Redwood Trust Inc.			$8,525,000

	Oil, Gas & Consumable Fuels – 14.9%

155,000	Apache Corporation			14,233,650

35,000	EOG Resources, Inc.			2,922,850

100,000	Hess Corporation			5,346,000

235,000	Noble Energy, Inc.			15,500,600

211,000	Petrohawk Energy Corporation, (2)			5,108,310

350,000	Talisman Energy Inc.			6,069,000

988,800	Warren Resources Inc., (2)			2,926,848
	Total Oil, Gas & Consumable Fuels			52,107,258

	Pharmaceuticals – 3.1%

290,000	Sanofi-Aventis, Sponsored ADR			10,715,500

	Semiconductors & Equipment – 1.0%

1,201,953	Mattson Technology, Inc., (2)			3,389,507

	Software – 7.6%

1,200,077	CA Inc.			26,389,694

	Tobacco – 2.4%

174,500	Philip Morris International			8,505,130
	Total Common Stocks (cost $345,363,982)			344,816,928

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%

$3,981	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $3,981,433, collateralized by $4,105,000 U.S. Treasury Notes, 2.625%, due 2/29/16, value $4,063,950	0.010%	10/01/09	$3,981,432
	Total Short-Term Investments (cost $3,981,432)			3,981,432
	Total Investments (cost $349,345,414) – 99.9%			348,798,360
	Other Assets Less Liabilities – 0.1%			390,350
	Net Assets – 100%			$349,188,710

Fair Value Measurements

In determining the value of the Fund’s investments various Inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$344,816,928	$—	$—	$344,816,928
Short-Term Investments	3,981,432	—	—	3,981,432
Total	$348,798,360	$—	$—	$348,798,360

96	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At September 30, 2009, the cost of investments was $349,669,483.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$60,621,644
Depreciation	(61,492,767)
Net unrealized appreciation (depreciation) of investments	$(871,123)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 88.5%

	Aerospace & Defense – 6.3%

44,000	Lockheed Martin Corporation	$3,435,520

60,000	Raytheon Company	2,878,200
	Total Aerospace & Defense	6,313,720

	Biotechnology – 3.8%

64,300	Amgen Inc., (2)	3,872,789

	Chemicals – 1.0%

20,000	Mosaic Company	961,400

	Commercial Banks – 2.1%

74,000	Wells Fargo & Company	2,085,320

	Commercial Services & Supplies – 3.7%

150,000	Pitney Bowes Inc.	3,727,500

	Communications Equipment – 4.3%

500,000	Motorola, Inc.	4,295,000

	Diversified Financial Services – 2.1%

49,100	JPMorgan Chase & Co.	2,151,562

	Diversified Telecommunication Services – 1.2%

45,000	AT&T Inc.	1,215,450

	Energy Equipment & Services – 1.5%

57,000	Halliburton Company	1,545,840

	Food & Staples Retailing – 3.1%

47,500	CVS Caremark Corporation	1,697,650

70,000	Kroger Co.	1,444,800
	Total Food & Staples Retailing	3,142,450

	Health Care Providers & Services – 1.4%

50,050	Aetna Inc.	1,392,892

	Household Products – 1.8%

30,000	Kimberly-Clark Corporation	1,769,400

	Independent Power Producers & Energy Traders – 1.0%

34,400	NRG Energy Inc., (2)	969,736

	Insurance – 14.3%

60,000	Aon Corporation	2,441,400

146,800	Genworth Financial Inc., Class A	1,754,260

100,900	Hartford Financial Services Group, Inc.	2,673,850

104,441	Loews Corporation	3,577,104

58,300	MetLife, Inc.	2,219,481

35,000	Travelers Companies, Inc.	1,723,050
	Total Insurance	14,389,145

	Machinery – 1.3%

43,000	Ingersoll Rand Company Limited, Class A	1,318,810

98	Nuveen Investments

Shares	Description (1)			Value

	Media – 6.7%

45,000	CBS Corporation, Class B			$542,250

143,500	Comcast Corporation, Special Class A			2,307,480

140,000	Viacom Inc., Class B, (2)			3,925,600
	Total Media			6,775,330

	Metals & Mining – 6.3%

70,601	AngloGold Ashanti Limited, Sponsored ADR			2,877,697

92,000	Barrick Gold Corporation			3,486,800
	Total Metals & Mining			6,364,497

	Oil, Gas & Consumable Fuels – 10.5%

36,900	Apache Corporation			3,388,527

10,000	EOG Resources, Inc.			835,100

23,700	Hess Corporation			1,267,002

56,200	Noble Energy, Inc.			3,706,952

78,000	Talisman Energy Inc.			1,352,520
	Total Oil, Gas & Consumable Fuels			10,550,101

	Pharmaceuticals – 4.2%

60,000	Merck & Co. Inc.			1,897,800

63,000	Sanofi-Aventis, Sponsored ADR			2,327,850
	Total Pharmaceuticals			4,225,650

	Road & Rail – 1.2%

20,000	Union Pacific Corporation			1,167,000

	Software – 8.9%

300,000	CA Inc.			6,597,000

90,000	Microsoft Corporation			2,330,100
	Total Software			8,927,100

	Tobacco – 1.8%

36,600	Philip Morris International			1,783,884
	Total Common Stocks (cost $80,523,414)			88,944,576

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 8.0%

$8,043	Repurchase Agreement with State Street Bank, dated 9/30/09, repurchase price $8,043,267, collateralized by $8,215,000 U.S. Treasury Bills, 0.000%, due 3/25/10, value $8,207,607	0.010%	10/01/09	$8,043,265
	Total Short-Term Investments (cost $8,043,265)			8,043,265
	Total Investments (cost $88,566,679) – 96.5%			96,987,841
	Other Assets Less Liabilities – 3.5%			3,501,795
	Net Assets – 100%			$100,489,636

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

September 30, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,944,576	$—	$—	$88,944,576
Short-Term Investments	8,043,265	—	—	8,043,265
Total	$96,987,841	$—	$—	$96,987,841

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $88,930,055.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$9,097,138
Depreciation	(1,039,352)
Net unrealized appreciation (depreciation) of investments	$8,057,786

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

100	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 96.4%

	Building Products – 5.1%

10,500	Gibraltar Industries Inc.	$139,335

27,450	Griffon Corporation, (2)	276,422
	Total Building Products	415,757

	Chemicals – 1.5%

5,200	Interpid Potash Inc., (2)	122,668

	Commercial Banks – 3.0%

9,150	Texas Capital BancShares, Inc., (2)	154,086

14,400	Western Alliance Bancorporation, (2)	90,864
	Total Commercial Banks	244,950

	Communications Equipment – 6.4%

17,800	Avocent Corporation, (2)	360,802

19,800	Brocade Communications Systems Inc., (2)	155,628
	Total Communications Equipment	516,430

	Containers & Packaging – 2.5%

6,000	Packaging Corp. of America	122,400

4,650	Temple-Inland Inc.	76,353
	Total Containers & Packaging	198,753

	Electrical Equipment – 2.3%

2,800	Belden Inc.	64,680

3,000	General Cable Corporation, (2)	117,450
	Total Electrical Equipment	182,130

	Electronic Equipment & Instruments – 8.2%

8,350	Arrow Electronics, Inc., (2)	235,053

9,000	Avnet Inc., (2)	233,730

8,250	Coherent Inc., (2)	192,390
	Total Electronic Equipment & Instruments	661,173

	Energy Equipment & Services – 4.0%

20,400	Acergy S.A., ADR	257,652

3,500	BJ Services Company	68,005
	Total Energy Equipment & Services	325,657

	Food & Staples Retailing – 3.2%

8,200	Casey’s General Stores, Inc.	257,316

	Health Care Providers & Services – 1.7%

6,150	Omnicare, Inc.	138,498

	Insurance – 19.3%

2,550	Allied World Assurance Holdings	122,222

8,300	Assurant Inc.	266,098

5,550	Hanover Insurance Group Inc.	229,382

2,950	HCC Insurance Holdings Inc.	80,683

6,900	Reinsurance Group of America Inc.	307,740

6,900	StanCorp Financial Group Inc.	278,553

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)			Value

	Insurance (continued)

8,700	Tower Group Inc.			$212,193

2,250	Willis Group Holdings Limited			63,495
	Total Insurance			1,560,366

	Machinery – 11.5%

9,650	CIRCOR International Inc.			272,709

7,150	Gardner Denver, Inc., (2)			249,392

3,000	Lincoln Electric Holdings Inc.			142,350

2,250	Middleby Corporation, (2)			123,773

5,850	Timken Company			137,066
	Total Machinery			925,290

	Metals & Mining – 6.0%

2,800	Carpenter Technology Inc.			65,492

4,250	Reliance Steel & Aluminum Company			180,880

22,250	Yamana Gold Inc.			238,298
	Total Metals & Mining			484,670

	Oil, Gas & Consumable Fuels – 9.2%

4,800	Bill Barrett Corporation, (2)			157,392

11,400	Denbury Resources Inc., (2)			172,482

18,600	Petroquest Energy Inc., (2)			120,714

9,000	St Mary Land and Exploration Company			292,140
	Total Oil, Gas & Consumable Fuels			742,728

	Paper & Forest Products – 2.7%

21,900	Wausau Paper Corp., (2)			219,000

	Personal Products – 4.4%

29,900	Elizabeth Arden, Inc., (2)			351,923

	Pharmaceuticals – 1.6%

3,750	Perrigo Company			127,463

	Thrifts & Mortgage Finance – 1.9%

10,100	People’s United Financial, Inc.			157,156

	Trading Companies & Distributors – 1.9%

5,450	WESCO International Inc., (2)			156,960
	Total Common Stocks (cost $6,622,794)			7,788,888

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.7%

$300	Repurchase Agreement with State Street Bank, dated 9/30/09, repurchase price $300,499, collateralized by $310,000 U.S. Treasury Bills, 0.000%, due 3/25/10, value $309,721	0.010%	10/01/09	$300,449
	Total Short-Term Investments (cost $300,449)			300,449
	Total Investments (cost $6,923,243) – 100.1%			8,089,337
	Other Assets Less Liabilities – (0.1)%			(9,501)
	Net Assets – 100%			$8,079,836

102	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,788,888	$—	$—	$7,788,888
Short-Term Investments	300,449	—	—	300,449
Total	$8,089,337	$—	$—	$8,089,337

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $7,308,648.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$1,281,722
Depreciation	(501,033)
Net unrealized appreciation (depreciation) of investments	$780,689

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt.

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.7%

	Auto Components – 2.1%

94,150	WABCO Holdings Inc.	$1,977,150

	Building Products – 4.9%

96,330	Gibraltar Industries Inc.	1,278,299

330,550	Griffon Corporation, (2)	3,328,638
	Total Building Products	4,606,937

	Commercial Banks – 5.1%

99,950	Pacwest Bancorp.	1,904,048

107,550	Texas Capital BancShares, Inc., (2)	1,811,142

176,250	Western Alliance Bancorporation, (2)	1,112,138
	Total Commercial Banks	4,827,328

	Communications Equipment – 6.6%

217,350	Avocent Corporation, (2)	4,405,683

228,450	Brocade Communications Systems Inc., (2)	1,795,617
	Total Communications Equipment	6,201,300

	Containers & Packaging – 2.4%

69,900	Packaging Corp. of America	1,425,960

53,350	Temple-Inland Inc.	876,007
	Total Containers & Packaging	2,301,967

	Electrical Equipment – 3.6%

84,300	Belden Inc.	1,947,330

36,850	General Cable Corporation, (2)	1,442,678
	Total Electrical Equipment	3,390,008

	Electronic Equipment & Instruments – 1.9%

19,850	Coherent Inc., (2)	462,902

234,800	Keithley Instruments, Inc.	1,300,792
	Total Electronic Equipment & Instruments	1,763,694

	Energy Equipment & Services – 3.1%

232,350	Acergy S.A., ADR	2,934,581

	Food & Staples Retailing – 3.2%

96,100	Casey’s General Stores, Inc.	3,015,618

	Health Care Providers & Services – 1.7%

194,500	Skilled Healthcare Group Inc., (2)	1,561,835

	Hotels, Restaurants & Leisure – 2.0%

65,150	Bob Evans Farms	1,893,259

	Household Durables – 1.6%

114,623	Hooker Furniture Corporation	1,547,411

	Insurance – 14.2%

109,250	Aspen Insurance Holdings Limited	2,891,848

137,350	First Mercury Financial Corporation	1,829,502

50,850	Hanover Insurance Group Inc.	2,101,631

206,700	PMA Capital Corporation, Class A, (2)	1,176,123

78,750	StanCorp Financial Group Inc.	3,179,137

104	Nuveen Investments

Shares	Description (1)			Value

	Insurance (continued)

89,650	Tower Group Inc.			$2,186,564
	Total Insurance			13,364,805

	Machinery – 11.3%

142,400	Albany International Corporation, Class A			2,762,560

103,750	CIRCOR International Inc.			2,931,975

32,200	Lincoln Electric Holdings Inc.			1,527,890

28,400	Middleby Corporation, (2)			1,562,284

80,650	RBC Bearings Inc., (2)			1,881,565
	Total Machinery			10,666,274

	Metals & Mining – 5.4%

67,050	Royal Gold, Inc.			3,057,480

172,200	Thompson Creek Metals Company Inc., (2)			2,078,454
	Total Metals & Mining			5,135,934

	Oil, Gas & Consumable Fuels – 11.3%

300,450	Approach Resources Inc., (2)			2,728,086

77,300	Bill Barrett Corporation, (2)			2,534,667

237,500	Petroquest Energy Inc., (2)			1,541,375

120,500	St Mary Land and Exploration Company			3,911,429
	Total Oil, Gas & Consumable Fuels			10,715,557

	Paper & Forest Products – 5.0%

162,403	Buckeye Technologies Inc., (2)			1,742,584

295,204	Wausau Paper Corp., (2)			2,952,040
	Total Paper & Forest Products			4,694,624

	Personal Products – 3.7%

293,250	Elizabeth Arden, Inc., (2)			3,451,552

	Road & Rail – 1.8%

99,455	Marten Transport, Ltd., (2)			1,696,702

	Semiconductors & Equipment – 6.0%

241,550	Actel Corporation, (2)			2,939,664

119,100	Standard Microsystems Corporation, (2)			2,764,311
	Total Semiconductors & Equipment			5,703,975

	Specialty Retail – 0.8%

325,591	Golfsmith International Holdings Inc., (2)			797,698
	Total Common Stocks (cost $91,997,287)			92,248,209

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3%

$2,146	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $2,146,317, collateralized by $2,170,000 U.S. Treasury Notes, 1.750%, due 8/15/12, value $2,191,700	0.010%	10/01/09	$2,146,316
	Total Short-Term Investments (cost $2,146,316)			2,146,316
	Total Investments (cost $94,143,603) – 100.0%			94,394,525
	Other Assets Less Liabilities – (0.0)%			(12,817)
	Net Assets – 100%			$94,381,708

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

September 30, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$92,248,209	$—	$—	$92,248,209
Short-Term Investments	2,146,316	—	—	2,146,316
Total	$94,394,525	$—	$—	$94,394,525

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $96,492,465.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$13,427,516
Depreciation	(15,525,456)
Net unrealized appreciation (depreciation) of investments	$(2,097,940)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

106	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 76.7%

	Auto Components – 1.4%

474,182	Magna International Inc., Class A	$20,162,219

	Biotechnology – 0.4%

84,766	Amgen Inc., (2)	5,105,456

	Capital Markets – 0.5%

367,000	UBS AG, (2)	6,719,770

	Chemicals – 0.3%

86,911	Mosaic Company	4,177,812

	Commercial Banks – 1.4%

193,725	ICICI Bank Limited, ADR	7,470,036

2,333,285	Sumitomo Trust & Banking Company, (4)	12,366,411
	Total Commercial Banks	19,836,447

	Commercial Services & Supplies – 0.8%

410,268	Republic Services, Inc.	10,900,821

	Construction & Engineering – 0.9%

382,534	Shaw Group Inc., (2)	12,275,516

	Diversified Telecommunication Services – 4.1%

311,600	KT Corporation, Sponsored ADR	5,415,608

1,166,963	Nippon Telegraph and Telephone Corporation, ADR	26,875,158

802,894	Telus Corporation	24,961,974
	Total Diversified Telecommunication Services	57,252,740

	Electric Utilities – 2.7%

850,243	Centrais Electricas Brasileiras S.A., ADR, (2)	11,801,373

1,664,404	Korea Electric Power Corporation, Sponsored ADR, (2)	25,365,517
	Total Electric Utilities	37,166,890

	Electronic Equipment & Instruments – 2.1%

867,700	Ingram Micro, Inc., (2)	14,620,745

366,500	Tech Data Corporation, (2)	15,250,065
	Total Electronic Equipment & Instruments	29,870,810

	Energy Equipment & Services – 1.7%

1,215,150	BJ Services Company	23,610,365

	Food & Staples Retailing – 5.2%

1,345,916	Kroger Co.	27,779,706

228,800	Seven & I Holdings, (4)	10,913,760

555,200	Wal-Mart Stores, Inc.	27,254,768

200,937	Whole Foods Market, Inc., (2)	6,126,569
	Total Food & Staples Retailing	72,074,803

	Food Products – 5.4%

662,841	Cresud S.A., ADR	8,544,020

1,813,036	Smithfield Foods, Inc., (2)	25,019,897

3,266,476	Tyson Foods, Inc., Class A	41,255,591
	Total Food Products	74,819,508

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 0.8%

198,475	Zimmer Holdings, Inc., (2)	$10,608,489

	Health Care Providers & Services – 2.7%

450,450	Aetna Inc.	12,536,024

379,795	Humana Inc., (2)	14,166,354

505,723	Omnicare, Inc.	11,388,882
	Total Health Care Providers & Services	38,091,260

	Household Durables – 0.3%

481,600	Sekisui House, Ltd., Sponsored ADR, (4)	4,353,664

	Household Products – 0.6%

33,800	KAO Corporation, Sponsored ADR, (4)	8,380,632

	Insurance – 1.7%

391,784	CNA Financial Corporation, (2)	9,457,666

555,243	Marsh & McLennan Companies, Inc.	13,731,159
	Total Insurance	23,188,825

	Internet Software & Services – 1.6%

919,623	eBay Inc., (2)	21,712,299

	Machinery – 2.5%

602,700	AGCO Corporation, (2)	16,652,601

338,138	Alamo Group Inc.	5,342,580

959,296	Tata Motors Limited, ADR	12,432,476
	Total Machinery	34,427,657

	Media – 0.5%

273,225	Scholastic Corporation	6,650,297

	Metals & Mining – 19.6%

1,638,720	Alumina Limited, Sponsored ADR, (2)	10,405,872

1,228,375	Barrick Gold Corporation	46,555,412

659,000	Crystallex International Corporation, (2)	164,750

3,034,003	Geovic Mining Corporation, (2)	1,773,704

1,990,531	Gold Fields Limited Sponsored ADR	27,429,517

96,481	Gold Reserve Inc., Class A, (2)	83,938

673,265	IAMGOLD Corporation	9,519,967

627,901	Ivanhoe Mines Ltd., (2)	8,030,854

2,249,400	Kinross Gold Corporation	48,811,979

1,936,214	Lihir Gold Limited, Sponsored ADR, (2)	48,502,160

1,139,843	Newmont Mining Corporation	50,175,888

3,280,341	NovaGold Resources Inc., (2)	16,795,346

232,530	Silver Standard Resources, Inc., (2)	4,966,841
	Total Metals & Mining	273,216,228

	Multi-Utilities – 1.7%

939,454	Ameren Corporation	23,749,397

108	Nuveen Investments

Shares	Description (1)				Value

	Oil, Gas & Consumable Fuels – 11.6%

1,468,000	Arch Coal Inc.				$32,486,840

810,000	Cameco Corporation				22,518,000

157,757	Chevron Corporation				11,110,826

391,711	ConocoPhillips				17,689,669

249,104	CONSOL Energy Inc.				11,237,081

426,511	Peabody Energy Corporation				15,874,739

166,014	Petrobras Energia S.A, ADR, (2)				2,973,311

297,375	Pioneer Natural Resources Company				10,791,739

2,341,487	Tesoro Corporation				35,075,475

720,000	Warren Resources Inc., (2)				2,131,200
	Total Oil, Gas & Consumable Fuels				161,888,880

	Paper & Forest Products – 0.9%

362,100	Domtar Corporation, (2)				12,753,162

	Pharmaceuticals – 1.7%

1,425,898	Pfizer Inc.				23,598,612

	Road & Rail – 0.8%

188,900	Union Pacific Corporation				11,022,315

	Software – 1.9%

1,027,500	Microsoft Corporation				26,601,975

	Wireless Telecommunication Services – 0.9%

261,200	TIM Participacoes S.A., ADR				6,425,520

361,300	Turkcell Iletisim Hizmetleri A.S., ADR				6,456,434
	Total Wireless Telecommunication Services				12,881,954
	Total Common Stocks (cost $908,020,040)				1,067,098,803

Shares	Description (1)	Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.6%

	Communications Equipment – 2.7%

50,401	Lucent Technologies Capital Trust I	7.750%		B3	$38,178,758

	Road & Rail – 0.9%

12,362	Kansas City Southern Industries Inc.	5.125%		CCC	12,250,742
	Total Convertible Preferred Securities (cost $42,471,845)				50,429,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 9.9%

	Airlines – 1.1%

$10,338	JetBlue Airways Corporation	3.750%	3/15/35	CCC	$10,273,388

3,652	JetBlue Airways Corporation	6.750%	10/15/39	CCC	5,359,310

13,990	Total Airlines				15,632,698

	Building Products – 0.7%

9,764	Griffon Corporation	4.000%	7/18/23	N/A	9,690,770

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Commercial Services & Supplies – 0.2%

$3,556	Allied Waste Industries Inc.	4.250%	4/15/34	BBB–	$3,551,555

	Energy Equipment & Services – 2.0%

27,730	Transocean Inc.	1.625%	12/15/37	BBB+	27,730,000

	Food Products – 1.0%

14,683	Smithfield Foods Inc.	4.000%	6/30/13	B–	13,618,483

	Health Care Providers & Services – 1.3%

22,949	Omnicare, Inc.	3.250%	12/15/35	B+	17,728,103

	Machinery – 0.9%

16,434	Trinity Industries Inc.	3.875%	6/01/36	Ba2	12,202,245

	Metals & Mining – 0.1%

3,018	Gold Reserve, Inc.	5.500%	6/15/22	N/A	1,871,160

	Oil, Gas & Consumable Fuels – 1.0%

19,159	USEC Inc.	3.000%	10/01/14	Caa1	13,363,403

	Semiconductors & Equipment – 0.2%

4,842	LTX-Credence Corporation, (5)	3.500%	5/15/11	N/A	2,154,690

3,600	Qimonda Finance LLC, (6)	6.750%	3/22/13	N/A	414,000

8,442	Total Semiconductors & Equipment				2,568,690

	Wireless Telecommunication Services – 1.4%

21,498	NII Holdings Inc.	3.125%	6/15/12	B+	18,891,365
$161,223	Total Convertible Bonds (cost $127,094,922)				136,848,472

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 9.2%

$128,304	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $128,303,882, collateralized by:	0.010%	10/01/09		$128,303,846
	$8,290,000 U.S. Treasury Notes, 3.125%, due 5/15/19, value $8,258,913
	$123,850,000 U.S. Treasury Notes, 2.625%, due 2/29/16, value $122,611,500
	Total Short-Term Investments (cost $128,303,846)				128,303,846
	Total Investments (cost $1,205,890,653) – 99.4%				1,382,680,621
	Other Assets Less Liabilities – 0.6%				8,130,541
	Net Assets – 100%				$1,390,811,162

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

110	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,031,084,336	$36,014,467	$—	$1,067,098,803
Preferred Securities**	—	50,429,500	—	50,429,500
Convertible Bonds	—	134,693,782	2,154,690	136,848,472
Short-Term Investments	128,303,846	—	—	128,303,846
Total	$1,159,388,182	$221,137,749	$2,154,690	$1,382,680,621
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$1,612,885
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	541,805
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$2,154,690

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $1,214,470,404.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$204,776,943
Depreciation	(36,566,726)
Net unrealized appreciation (depreciation) of investments	$168,210,217

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records. Subsequent to the reporting period, the Fund’s Adviser directed the Fund’s custodian to “write-off” any remaining recorded balances on the Fund’s records.
ADR	American Depositary Receipt.
N/A	Not applicable/not available.

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 101.0%

	Aerospace & Defense – 2.8%

230	Boeing Company	$12,455

150	General Dynamics Corporation, (3)	9,690

70	Goodrich Corporation	3,804

280	Honeywell International Inc.	10,402

60	ITT Industries, Inc.	3,129

50	L-3 Communications Holdings, Inc.	4,016

170	Lockheed Martin Corporation	13,274

120	Northrop Grumman Corporation	6,210

60	Precision Castparts Corporation	6,112

190	Raytheon Company	9,114

70	Rockwell Collins, Inc.	3,556

470	United Technologies Corporation	28,637
	Total Aerospace & Defense	110,399

	Air Freight & Logistics – 0.7%

50	C.H. Robinson Worldwide, Inc.	2,888

30	Expeditors International of Washington, Inc.	1,055

60	FedEx Corporation	4,513

320	United Parcel Service, Inc., Class B	18,070
	Total Air Freight & Logistics	26,526

	Auto Components – 0.1%

120	Johnson Controls, Inc.	3,067

	Automobiles – 0.3%

1,440	Ford Motor Company, (2)	10,382

50	Harley-Davidson, Inc.	1,150
	Total Automobiles	11,532

	Beverages – 2.6%

40	Brown-Forman Corporation	1,929

860	Coca-Cola Company	46,182

180	Coca-Cola Enterprises Inc.	3,854

120	Dr. Pepper Snapple Group, (2)	3,450

50	Molson Coors Brewing Company, Class B	2,434

70	Pepsi Bottling Group, Inc.	2,551

670	PepsiCo, Inc.	39,302
	Total Beverages	99,702

	Biotechnology – 1.9%

710	Amgen Inc., (2)	42,763

180	Biogen Idec Inc., (2)	9,094

40	Celgene Corporation, (2)	2,236

40	Cephalon, Inc., (2)	2,330

90	Genzyme Corporation, (2)	5,106

310	Gilead Sciences, Inc., (2)	14,440
	Total Biotechnology	75,969

112	Nuveen Investments

Shares	Description (1)	Value

	Building Products – 0.0%

90	Masco Corporation	$1,163

	Capital Markets – 2.1%

100	Ameriprise Financial, Inc.	3,633

200	Bank of New York Company, Inc.	5,798

360	Charles Schwab Corporation	6,894

60	Federated Investors Inc.	1,582

50	Franklin Resources, Inc.	5,030

160	Goldman Sachs Group, Inc.	29,496

120	Invesco LTD	2,731

10	Legg Mason, Inc.	310

290	Morgan Stanley	8,955

70	Northern Trust Corporation	4,071

170	State Street Corporation	8,942

60	T. Rowe Price Group Inc.	2,742
	Total Capital Markets	80,184

	Chemicals – 1.3%

60	Air Products & Chemicals Inc.	4,655

20	CF Industries Holdings, Inc.	1,725

140	Dow Chemical Company	3,650

350	E.I. Du Pont de Nemours and Company	11,249

40	Eastman Chemical Company	2,142

50	Ecolab Inc.	2,312

40	International Flavors & Fragrances Inc.	1,517

90	Monsanto Company	6,966

70	PPG Industries, Inc.	4,075

130	Praxair, Inc.	10,620

50	Sigma-Aldrich Corporation	2,699
	Total Chemicals	51,610

	Commercial Banks – 2.7%

620	BB&T Corporation	16,889

30	Comerica Incorporated	890

152	First Horizon National Corporation, (2)	2,016

70	Huntington BancShares Inc.	330

50	M&T Bank Corporation	3,116

220	PNC Financial Services Group, Inc.	10,690

420	Regions Financial Corporation	2,608

510	U.S. Bancorp	11,149

2,050	Wells Fargo & Company	57,769
	Total Commercial Banks	105,457

	Commercial Services & Supplies – 0.6%

30	Avery Dennison Corporation	1,080

70	Cintas Corporation	2,122

80	Iron Mountain Inc., (2)	2,133

120	Pitney Bowes Inc.	2,982

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

100	R.R. Donnelley & Sons Company	$2,126

110	Republic Services, Inc.	2,923

30	Stericycle Inc., (2)	1,454

280	Waste Management, Inc.	8,350
	Total Commercial Services & Supplies	23,170

	Communications Equipment – 2.3%

2,240	Cisco Systems, Inc., (2)	52,730

40	Harris Corporation	1,504

240	Juniper Networks Inc., (2)	6,485

330	Motorola, Inc.	2,835

550	QUALCOMM, Inc.	24,739

260	Tellabs Inc., (2)	1,799
	Total Communications Equipment	90,092

	Computers & Peripherals – 4.7%

190	Apple, Inc., (2)	35,220

270	Dell Inc., (2), (3)	4,120

670	EMC Corporation, (2)	11,417

840	Hewlett-Packard Company	39,656

670	International Business Machines Corporation (IBM)	80,139

20	Lexmark International, Inc., Class A, (2)	431

100	Network Appliance Inc., (2)	2,668

90	QLogic Corporation, (2)	1,548

20	SanDisk Corporation, (2)	434

250	Sun Microsystems Inc., (2)	2,273

80	Teradata Corporation, (2)	2,202

120	Western Digital Corporation, (2)	4,384
	Total Computers & Peripherals	184,492

	Construction & Engineering – 0.1%

40	Fluor Corporation	2,034

20	Jacobs Engineering Group, Inc., (2)	919

50	Quanta Services Incorporated, (2)	1,107
	Total Construction & Engineering	4,060

	Construction Materials – 0.0%

30	Vulcan Materials Company	1,622

	Consumer Finance – 0.6%

450	American Express Company	15,255

90	Capital One Financial Corporation	3,216

190	Discover Financial Services	3,084
	Total Consumer Finance	21,555

	Containers & Packaging – 0.2%

40	Ball Corporation	1,968

80	Bemis Company, Inc.	2,073

90	Pactiv Corporation, (2)	2,345

114	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging (continued)

100	Sealed Air Corporation	$1,963
	Total Containers & Packaging	8,349

	Distributors – 0.1%

90	Genuine Parts Company	3,425

	Diversified Consumer Services – 0.2%

70	Apollo Group, Inc., (2)	5,157

10	Devry, Inc.	553

120	H & R Block Inc.	2,206
	Total Diversified Consumer Services	7,916

	Diversified Financial Services – 2.0%

110	CIT Group Inc.	133

20	CME Group, Inc.	6,164

20	Intercontinental Exchange, Inc., (2)	1,944

1,520	JPMorgan Chase & Co.	66,606

80	Moody’s Corporation	1,637

70	Nasdaq Stock Market, Inc., (2)	1,474

20	New York Stock Exchange Euronext	578
	Total Diversified Financial Services	78,536

	Diversified Telecommunication Services – 4.7%

3,880	AT&T Inc.	104,799

120	CenturyTel, Inc.	4,032

240	Frontier Communications Corporation, (3)	1,810

1,730	Qwest Communications International Inc.	6,591

2,110	Verizon Communications Inc.	63,870

350	Windstream Corporation	3,546
	Total Diversified Telecommunication Services	184,648

	Electric Utilities – 2.8%

40	Allegheny Energy, Inc.	1,061

300	American Electric Power Company, Inc.	9,297

1,020	Duke Energy Corporation	16,055

130	Edison International	4,365

100	Entergy Corporation	7,986

220	Exelon Corporation	10,916

140	FirstEnergy Corp.	6,401

270	FPL Group, Inc.	14,912

130	Northeast Utilities	3,086

130	Pepco Holdings, Inc.	1,934

90	Pinnacle West Capital Corporation	2,954

180	PPL Corporation	5,461

220	Progress Energy, Inc.	8,593

500	Southern Company	15,835
	Total Electric Utilities	108,856

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Electrical Equipment – 0.4%

90	Cooper Industries Inc.	$3,381

270	Emerson Electric Company	10,822

50	Rockwell Automation, Inc.	2,130
	Total Electrical Equipment	16,333

	Electronic Equipment & Instruments – 0.3%

40	Agilent Technologies, Inc., (2)	1,113

50	Amphenol Corporation, Class A	1,884

490	Corning Incorporated	7,502

30	FLIR Systems Inc., (2)	839

80	Jabil Circuit Inc.	1,073

30	Molex Inc.	626
	Total Electronic Equipment & Instruments	13,037

	Energy Equipment & Services – 1.2%

50	Baker Hughes Incorporated	2,133

130	BJ Services Company	2,526

80	Cooper Cameron Corporation, (2)	3,026

30	Diamond Offshore Drilling, Inc.	2,866

60	ENSCO International Incorporated	2,552

40	FMC Technologies Inc., (2)	2,090

180	Halliburton Company	4,882

110	Nabors Industries Inc., (2)	2,299

120	National-Oilwell Varco Inc., (2)	5,176

60	Rowan Companies Inc.	1,384

280	Schlumberger Limited	16,688

20	Smith International, Inc.	574
	Total Energy Equipment & Services	46,196

	Food & Staples Retailing – 3.3%

160	Costco Wholesale Corporation	9,034

540	CVS Caremark Corporation	19,300

360	Kroger Co.	7,430

210	Safeway Inc.	4,141

100	SUPERVALU INC.	1,506

350	Sysco Corporation	8,698

500	Walgreen Co.	18,735

1,220	Wal-Mart Stores, Inc.	59,890

40	Whole Foods Market, Inc., (2)	1,220
	Total Food & Staples Retailing	129,954

	Food Products – 2.1%

340	Archer-Daniels-Midland Company	9,935

110	Campbell Soup Company	3,588

280	ConAgra Foods, Inc.	6,070

110	Dean Foods Company, (2), (3)	1,957

160	General Mills, Inc.	10,301

170	H.J. Heinz Company	6,758

116	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

70	Hershey Foods Corporation	$2,720

40	Hormel Foods Corporation	1,421

60	JM Smucker Company	3,181

130	Kellogg Company	6,400

940	Kraft Foods Inc.	24,694

70	McCormick & Company, Incorporated	2,376

260	Sara Lee Corporation	2,896

100	Tyson Foods, Inc., Class A	1,263
	Total Food Products	83,560

	Gas Utilities – 0.1%

30	EQT Corporation	1,278

30	Nicor Inc.	1,098

50	Questar Corporation	1,878
	Total Gas Utilities	4,254

	Health Care Equipment & Supplies – 1.7%

270	Baxter International, Inc.	15,393

110	Becton, Dickinson and Company	7,673

460	Boston Scientific Corporation, (2)	4,871

40	C. R. Bard, Inc.	3,144

70	CareFusion Corporation, (2)	1,526

50	DENTSPLY International Inc.	1,727

80	Hospira Inc., (2)	3,568

390	Medtronic, Inc.	14,352

140	Saint Jude Medical Inc., (2)	5,461

50	Stryker Corporation	2,272

50	Varian Medical Systems, Inc., (2)	2,107

70	Zimmer Holdings, Inc., (2)	3,742
	Total Health Care Equipment & Supplies	65,836

	Health Care Providers & Services – 2.1%

120	Aetna Inc.	3,340

120	AmerisourceBergen Corporation	2,686

140	Cardinal Health, Inc.	3,752

50	CIGNA Corporation	1,405

40	Coventry Health Care, Inc., (2)	798

50	Davita Inc., (2)	2,832

100	Express Scripts, Inc., (2), (3)	7,758

80	Humana Inc., (2)	2,984

50	Laboratory Corporation of America Holdings, (2)	3,285

110	McKesson HBOC Inc.	6,551

210	Medco Health Solutions, Inc., (2)	11,615

30	Patterson Companies, Inc., (2)	818

80	Quest Diagnostics Incorporated	4,175

40	Tenet Healthcare Corporation, (2)	235

570	UnitedHealth Group Incorporated	14,273

300	Wellpoint Inc., (2)	14,208
	Total Health Care Providers & Services	80,715

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Health Care Technology – 0.0%

30	IMS Health Incorporated	$461

	Hotels, Restaurants & Leisure – 1.9%

230	Carnival Corporation	7,654

110	Darden Restaurants, Inc.	3,754

10	International Game Technology	215

60	Marriott International, Inc., Class A	1,662

770	McDonald’s Corporation, (3)	43,944

260	Starbucks Corporation, (2)	5,369

80	Starwood Hotels & Resorts Worldwide, Inc.	2,642

30	Wyndham Worldwide Corporation	490

260	YUM! Brands, Inc.	8,778
	Total Hotels, Restaurants & Leisure	74,508

	Household Durables – 0.3%

30	Black & Decker Corporation	1,389

90	D.R. Horton, Inc.	1,027

30	Fortune Brands Inc.	1,289

20	KB Home	332

90	Leggett and Platt Inc.	1,746

30	Lennar Corporation, Class A	428

60	Newell Rubbermaid Inc.	941

50	Pulte Corporation	550

50	Whirlpool Corporation	3,498
	Total Household Durables	11,200

	Household Products – 3.3%

80	Clorox Company	4,706

250	Colgate-Palmolive Company	19,070

240	Kimberly-Clark Corporation	14,155

1,530	Procter & Gamble Company	88,618
	Total Household Products	126,549

	Independent Power Producers & Energy Traders – 0.1%

250	AES Corporation, (2)	3,705

140	Dynegy Inc., (2)	357
	Total Independent Power Producers & Energy Traders	4,062

	Industrial Conglomerates – 3.4%

330	3M Co.	24,354

6,570	General Electric Company	107,879

40	Textron Inc.	759
	Total Industrial Conglomerates	132,992

	Insurance – 2.1%

170	AFLAC Incorporated	7,266

60	Allstate Corporation	1,837

130	Aon Corporation	5,290

220	Chubb Corporation	11,090

118	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

120	Cincinnati Financial Corporation	$3,119

80	Loews Corporation	2,740

170	Marsh & McLennan Companies, Inc.	4,204

180	MBIA Inc., (2)	1,397

260	MetLife, Inc.	9,898

50	Principal Financial Group, Inc.	1,370

240	Progressive Corporation, (2)	3,979

30	Prudential Financial, Inc.	1,497

40	Torchmark Corporation	1,737

410	Travelers Companies, Inc.	20,184

200	Unum Group	4,288
	Total Insurance	79,896

	Internet & Catalog Retail – 0.3%

120	Amazon.com, Inc., (2)	11,203

90	Expedia, Inc., (2)	2,156
	Total Internet & Catalog Retail	13,359

	Internet Software & Services – 1.0%

20	Akamai Technologies, Inc., (2)	394

380	eBay Inc., (2)	8,972

50	Google Inc., Class A, (2)	24,793

10	VeriSign, Inc., (2), (3)	237

320	Yahoo! Inc., (2)	5,699
	Total Internet Software & Services	40,095

	IT Services – 1.1%

60	Affiliated Computer Services, Inc., (2)	3,250

330	Automatic Data Processing, Inc.	12,969

110	Cognizant Technology Solutions Corporation, Class A, (2)	4,253

120	Computer Sciences Corporation, (2)	6,325

10	Convergys Corporation, (2)	99

90	Fidelity National Information Services	2,296

80	Fiserv, Inc., (2)	3,856

190	Paychex, Inc.	5,520

60	Total System Services Inc.	967

230	Western Union Company	4,352
	Total IT Services	43,887

	Leisure Equipment & Products – 0.2%

110	Eastman Kodak Company	526

70	Hasbro, Inc.	1,943

220	Mattel, Inc.	4,061
	Total Leisure Equipment & Products	6,530

	Life Sciences Tools & Services – 0.4%

60	Life Technologies Corporation, (2)	2,793

20	Millipore Corporation, (2), (3)	1,407

30	Perkinelmer Inc.	577

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

160	Thermo Fisher Scientific, Inc., (2)	$6,987

30	Waters Corporation, (2)	1,676
	Total Life Sciences Tools & Services	13,440

	Machinery – 1.4%

230	Caterpillar Inc.	11,806

50	Cummins Inc.	2,241

100	Danaher Corporation	6,732

150	Deere & Company	6,438

80	Dover Corporation	3,101

70	Eaton Corporation	3,961

20	Flowserve Corporation	1,971

140	Illinois Tool Works, Inc.	5,979

110	PACCAR Inc.	4,148

40	Pall Corporation	1,291

50	Parker Hannifin Corporation	2,592

20	Snap-on Incorporated	695

50	Stanley Works	2,135
	Total Machinery	53,090

	Media – 2.9%

140	CBS Corporation, Class B	1,687

1,230	Comcast Corporation, Class A	20,775

260	DIRECTV Group, Inc., (2)	7,171

180	Interpublic Group Companies, Inc., (2)	1,354

160	McGraw-Hill Companies, Inc.	4,022

30	Meredith Corporation	898

700	News Corporation, Class A	8,393

110	Omnicom Group, Inc.	4,063

10	Scripps Networks Interactive, Class A Shares	370

250	Time Warner Cable, Class A	10,773

670	Time Warner Inc.	19,283

350	Viacom Inc., Class B, (2)	9,814

840	Walt Disney Company	23,066
	Total Media	111,669

	Metals & Mining – 0.7%

40	Allegheny Technologies, Inc.	1,400

50	Freeport-McMoRan Copper & Gold, Inc.	3,431

250	Newmont Mining Corporation	11,005

150	Nucor Corporation	7,052

40	Titanium Metals Corporation	384

80	United States Steel Corporation	3,550
	Total Metals & Mining	26,822

	Multiline Retail – 1.2%

50	Big Lots, Inc., (2)	1,251

100	Family Dollar Stores, Inc.	2,640

130	Federated Department Stores, Inc.	2,378

120	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail (continued)

130	J.C. Penney Company, Inc.	$4,388

230	Kohl’s Corporation, (2)	13,122

90	Nordstrom, Inc., (3)	2,749

20	Sears Holding Corporation, (2)	1,306

370	Target Corporation	17,272
	Total Multiline Retail	45,106

	Multi-Utilities – 2.0%

130	Ameren Corporation	3,286

240	CenterPoint Energy, Inc.	2,983

160	CMS Energy Corporation	2,144

230	Consolidated Edison, Inc.	9,416

330	Dominion Resources, Inc.	11,385

130	DTE Energy Company	4,568

40	Integrys Energy Group, Inc.	1,436

190	NiSource Inc.	2,639

290	PG&E Corporation	11,742

270	Public Service Enterprise Group Incorporated	8,489

80	Scana Corporation	2,792

140	Sempra Energy	6,973

120	TECO Energy, Inc.	1,690

80	Wisconsin Energy Corporation	3,614

330	Xcel Energy, Inc.	6,349
	Total Multi-Utilities	79,506

	Office Electronics – 0.0%

190	Xerox Corporation	1,471

	Oil, Gas & Consumable Fuels – 10.8%

260	Anadarko Petroleum Corporation	16,310

120	Apache Corporation	11,020

30	Cabot Oil & Gas Corporation	1,073

100	Chesapeake Energy Corporation	2,840

1,150	Chevron Corporation	80,995

500	ConocoPhillips	22,580

20	CONSOL Energy Inc.	902

70	Denbury Resources Inc., (2)	1,059

110	Devon Energy Corporation	7,406

10	El Paso Corporation	103

90	EOG Resources, Inc.	7,516

2,380	Exxon Mobil Corporation	163,262

100	Hess Corporation	5,346

450	Marathon Oil Corporation	14,355

100	Murphy Oil Corporation	5,757

70	Noble Energy, Inc.	4,617

400	Occidental Petroleum Corporation	31,360

60	Peabody Energy Corporation	2,233

20	Pioneer Natural Resources Company	726

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

60	Range Resources Corporation	$2,962

190	Southwestern Energy Company, (2)	8,109

330	Spectra Energy Corporation	6,250

130	Sunoco, Inc.	3,699

160	Tesoro Corporation, (3)	2,397

200	Valero Energy Corporation	3,878

170	Williams Companies, Inc.	3,038

300	XTO Energy, Inc.	12,396
	Total Oil, Gas & Consumable Fuels	422,189

	Paper & Forest Products – 0.2%

90	International Paper Company	2,001

90	MeadWestvaco Corporation	2,008

70	Weyerhaeuser Company	2,566
	Total Paper & Forest Products	6,575

	Personal Products – 0.2%

180	Avon Products, Inc.	6,113

50	Estee Lauder Companies Inc., Class A	1,854
	Total Personal Products	7,967

	Pharmaceuticals – 9.5%

780	Abbott Laboratories	38,587

60	Allergan, Inc.	3,406

1,460	Bristol-Myers Squibb Company	32,879

420	Eli Lilly and Company	13,873

100	Forest Laboratories, Inc., (2)	2,944

1,480	Johnson & Johnson	90,117

130	King Pharmaceuticals Inc., (2)	1,400

1,270	Merck & Co. Inc.	40,170

190	Mylan Laboratories Inc., (2)	3,042

4,370	Pfizer Inc.	72,324

930	Schering-Plough Corporation	26,273

80	Watson Pharmaceuticals Inc., (2)	2,931

900	Wyeth	43,722
	Total Pharmaceuticals	371,668

	Professional Services – 0.2%

30	Dun and Bradstreet Inc.	2,260

50	Equifax Inc.	1,457

20	Monster Worldwide Inc., (2)	350

70	Robert Half International Inc.	1,751
	Total Professional Services	5,818

	Real Estate – 1.3%

50	Apartment Investment & Management Company, Class A	738

70	AvalonBay Communities, Inc.	5,091

20	Boston Properties, Inc.	1,311

122	Nuveen Investments

Shares	Description (1)	Value

	Real Estate (continued)

17	Developers Diversified Realty Corporation	$157

180	Equity Residential	5,526

240	Health Care Property Investors Inc.	6,898

90	Health Care REIT, Inc.	3,746

300	Host Hotels & Resorts Inc.	3,531

50	Kimco Realty Corporation	652

120	Plum Creek Timber Company	3,677

170	ProLogis	2,026

70	Public Storage, Inc.	5,267

80	Simon Property Group, Inc.	5,554

90	Ventas Inc.	3,465

51	Vornado Realty Trust	3,285
	Total Real Estate	50,924

	Road & Rail – 0.8%

110	Burlington Northern Santa Fe Corporation	8,781

100	CSX Corporation	4,186

150	Norfolk Southern Corporation	6,467

10	Ryder System, Inc.	391

180	Union Pacific Corporation	10,503
	Total Road & Rail	30,328

	Semiconductors & Equipment – 1.8%

140	Advanced Micro Devices, Inc., (2)	792

110	Altera Corporation	2,256

140	Analog Devices, Inc.	3,861

150	Applied Materials, Inc.	2,010

170	Broadcom Corporation, Class A, (2)	5,217

1,750	Intel Corporation	34,248

30	KLA-Tencor Corporation	1,076

100	Linear Technology Corporation	2,763

90	LSI Logic Corporation, (2)	494

100	Microchip Technology Incorporated	2,650

280	Micron Technology, Inc., (2)	2,296

90	National Semiconductor Corporation	1,284

30	Novellus Systems, Inc., (2)	629

220	Texas Instruments Incorporated	5,212

140	Xilinx, Inc.	3,279
	Total Semiconductors & Equipment	68,067

	Software – 3.4%

150	Adobe Systems Incorporated, (2)	4,956

70	BMC Software, Inc., (2)	2,627

140	CA Inc.	3,079

80	Citrix Systems, (2)	3,138

130	Compuware Corporation, (2)	953

130	Intuit, Inc., (2)	3,705

70	McAfee Inc., (2)	3,065

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Software (continued)

2,890	Microsoft Corporation	$74,822

30	Novell Inc., (2)	135

1,580	Oracle Corporation	32,927

280	Symantec Corporation, (2)	4,612
	Total Software	134,019

	Specialty Retail – 2.7%

40	Abercrombie & Fitch Co., Class A	1,315

70	AutoNation Inc., (2)	1,266

30	AutoZone, Inc., (2)	4,387

140	Bed Bath and Beyond Inc., (2)	5,256

190	Best Buy Co., Inc.	7,129

60	GameStop Corporation, (2)	1,588

380	Gap, Inc.	8,132

1,060	Home Depot, Inc.	28,238

160	Limited Brands, Inc.	2,718

770	Lowe’s Companies, Inc., (3)	16,124

70	O’Reilly Automotive Inc., (2), (3)	2,530

100	RadioShack Corporation	1,657

70	Sherwin-Williams Company	4,211

370	Staples, Inc.	8,591

40	Tiffany & Co.	1,541

240	TJX Companies, Inc.	8,916
	Total Specialty Retail	103,599

	Textiles, Apparel & Luxury Goods – 0.7%

160	Coach, Inc.	5,267

210	Nike, Inc., Class B	13,587

30	Polo Ralph Lauren Corporation	2,299

60	VF Corporation	4,346
	Total Textiles, Apparel & Luxury Goods	25,499

	Thrifts & Mortgage Finance – 0.2%

340	Hudson City Bancorp, Inc.	4,471

240	People’s United Financial, Inc.	3,734
	Total Thrifts & Mortgage Finance	8,205

	Tobacco – 2.6%

1,540	Altria Group, Inc.	27,427

130	Lorillard Inc.	9,659

1,170	Philip Morris International	57,026

140	Reynolds American Inc.	6,233
	Total Tobacco	100,345

	Trading Companies & Distributors – 0.1%

40	Fastenal Company	1,548

40	W.W. Grainger, Inc.	3,574
	Total Trading Companies & Distributors	5,122

124	Nuveen Investments

Shares	Description (1)	Value

	Wireless Telecommunication Services – 0.2%

70	American Tower Corporation, (2)	$2,548

1,370	Sprint Nextel Corporation, (2)	5,412
	Total Wireless Telecommunication Services	7,960
	Total Common Stocks (cost $3,457,393)	3,935,143

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (1.2)%

	Airlines – (0.0)%

(10)	Southwest Airlines Co.	$(96)

	Auto Components – (0.0)%

(40)	Goodyear Tire & Rubber Company, (2)	(681)

	Capital Markets – (0.0)%

(120)	E*Trade Group Inc., (2)	(210)

(60)	Janus Capital Group Inc.	(851)
	Total Capital Markets	(1,061)

	Commercial Banks – (0.1)%

(90)	Fifth Third Bancorp.	(912)

(90)	KeyCorp.	(585)

(60)	Marshall and Ilsley Corporation	(484)

(40)	SunTrust Banks, Inc.	(902)

(30)	Zions Bancorporation	(539)
	Total Commercial Banks	(3,422)

	Communications Equipment – (0.0)%

(40)	Ciena Corporation, (2)	(651)

(10)	JDS Uniphase Corporation, (2)	(71)
	Total Communications Equipment	(722)

	Consumer Finance – (0.1)%

(170)	SLM Corporation, (2)	(1,482)

	Diversified Financial Services – (0.4)%

(810)	Bank of America Corporation	(13,705)

(70)	Leucadia National Corporation, (2)	(1,730)
	Total Diversified Financial Services	(15,435)

	Hotels, Restaurants & Leisure – (0.0)%

(20)	Wynn Resorts Ltd, (2)	(1,418)

	Household Durables – (0.0)%

(10)	Harman International Industries Inc.	(339)

(9)	Pulte Corporation	(99)
	Total Household Durables	(438)

	Independent Power Producers & Energy Traders – (0.0)%

(40)	Constellation Energy Group	(1,295)

	Insurance – (0.2)%

(120)	Genworth Financial Inc., Class A	(1,434)

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Insurance (continued)

(130)	Hartford Financial Services Group, Inc.	$(3,445)

(90)	Lincoln National Corporation	(2,332)

(10)	XL Capital Ltd, Class A	(175)
	Total Insurance	(7,386)

	Machinery – (0.0)%

(60)	Manitowoc Company Inc.	(568)

	Media – (0.1)%

(80)	Gannett Company Inc.	(1,001)

(70)	New York Times, Class A	(568)
	Total Media	(1,569)

	Metals & Mining – (0.1)%

(40)	AK Steel Holding Corporation	(789)

(150)	Alcoa Inc.	(1,968)
	Total Metals & Mining	(2,757)

	Oil, Gas & Consumable Fuels – (0.0)%

(40)	Massey Energy Company	(1,116)

	Real Estate Management & Development – (0.0)%

(120)	CB Richard Ellis Group, Inc., Class A, (2)	(1,409)

	Semiconductors & Equipment – (0.1)%

(40)	MEMC Electronic Materials, (2)	(665)

(100)	NVIDIA Corporation, (2)	(1,503)
	Total Semiconductors & Equipment	(2,168)

	Software – (0.1)%

(70)	Electronic Arts Inc. (EA), (2)	(1,334)

(10)	Salesforce.com, Inc., (2)	(569)
	Total Software	(1,903)

	Specialty Retail – (0.0)%

(50)	Office Depot, Inc., (2)	(331)
	Total Common Stocks Sold Short (proceeds $29,066)	(45,257)
	Other Assets Less Liabilities – 0.2%	6,922
	Net Assets – 100%	$3,896,808

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

126	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,935,143	$—	$—	$3,935,143
Common Stocks sold short	(45,257)	—	—	(45,257)
Total	$3,889,886	$—	$—	$3,889,886

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to, timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments (excluding proceeds received or securities sold short) was $3,457,393.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received or securities sold short) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$546,331
Depreciation	(68,581)
Net unrealized appreciation (depreciation) of investments	$477,750

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 89.1%

	Aerospace & Defense – 6.6%

450	Lockheed Martin Corporation	$35,136

650	Raytheon Company	31,181
	Total Aerospace & Defense	66,317

	Chemicals – 2.9%

600	Mosaic Company, (3)	28,842

	Commercial Banks – 1.7%

600	Wells Fargo & Company, (3)	16,908

	Commercial Services & Supplies – 4.2%

1,700	Pitney Bowes Inc.	42,245

	Communications Equipment – 2.7%

3,200	Motorola, Inc., (3)	27,488

	Containers & Packaging – 2.4%

1,200	Packaging Corp. of America	24,480

	Diversified Financial Services – 2.4%

1,400	Bank of America Corporation, (3)	23,688

	Diversified Telecommunication Services – 5.2%

550	AT&T Inc.	14,856

2,900	Frontier Communications Corporation	21,866

500	Verizon Communications Inc.	15,135
	Total Diversified Telecommunication Services	51,857

	Food & Staples Retailing – 1.9%

900	Kroger Co.	18,576

	Household Products – 2.1%

350	Kimberly-Clark Corporation	20,643

	Insurance – 16.6%

700	Aon Corporation	28,483

1,900	Genworth Financial Inc., Class A, (3)	22,705

900	Hartford Financial Services Group, Inc., (3)	23,850

750	Loews Corporation	25,688

950	MetLife, Inc., (3)	36,167

600	Travelers Companies, Inc.	29,538
	Total Insurance	166,431

	Media – 2.7%

1,700	Comcast Corporation, Special Class A	27,336

	Metals & Mining – 5.1%

800	Barrick Gold Corporation	30,320

450	Nucor Corporation	21,155
	Total Metals & Mining	51,475

	Oil, Gas & Consumable Fuels – 10.0%

700	ConocoPhillips	31,612

400	Eni S.p.A., Sponsored ADR	19,940

128	Nuveen Investments

Shares	Description (1)				Value

	Oil, Gas & Consumable Fuels (continued)

400	Exxon Mobil Corporation				$27,444

350	Total SA, Sponsored ADR				20,741
	Total Oil, Gas, & Consumable Fuels				99,737

	Pharmaceuticals – 9.6%

1,100	Merck & Co. Inc.				34,793

1,800	Pfizer Inc.				29,790

850	Sanofi-Aventis, Sponsored ADR				31,408
	Total Pharmaceuticals				95,991

	Road & Rail – 2.3%

400	Union Pacific Corporation, (3)				23,340

	Software – 6.5%

1,800	CA Inc.				39,582

1,000	Microsoft Corporation				25,889
	Total Software				65,471

	Tobacco – 2.7%

550	Philip Morris International				26,806

	Wireless Telecommunication Services – 1.5%

650	Vodafone Group PLC, Sponsored ADR				14,624
	Total Common Stocks (cost $895,021)				892,255

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 3.6%

	Insurance – 3.6%

$40	Genworth Financial Inc.	5.750%	6/15/14	BBB	$35,900
	Total Corporate Bonds (cost $36,318)				35,900
	Total Investments (cost $931,339) – 92.7%				928,155

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
	Call Options Written – (1.4)%

(14)	Bank of America Corporation	(26,600)	2/20/10	19.0	$(1,750)

(19)	Genworth Financial Inc.	(26,600)	3/20/10	14.0	(3,372)

(3)	MetLife, Inc.	(12,000)	1/16/10	40.0	(780)

(3)	Mosaic Company	(15,000)	1/16/10	50.0	(1,461)

(3)	Mosaic Company	(16,500)	1/16/10	55.0	(921)

(23)	Motorola, Inc.	(23,000)	1/16/10	10.0	(1,185)

(9)	Hartford Financial Services	(25,200)	12/19/09	28.0	(2,655)

(2)	Union Pacific Corporation	(12,000)	1/16/10	60.0	(700)

(6)	Wells Fargo & Company	(17,400)	1/16/10	29.0	(1,350)
(82)	Total Call Options Written (premiums received $17,678)	(174,300)			(14,174)
	Other Assets Less Liabilities – 8.7%				86,811
	Net Assets – 100%				$1,000,792

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

September 30, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$892,255	$—	$—	$892,255
Corporate Bonds	—	35,900	—	35,900
Call Options Written	(14,174)	—	—	(14,174)
Total	$878,081	$35,900	$—	$913,981

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$14,174

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At September 30, 2009, the cost of investments (excluding call options written) was $931,339.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$11,895
Depreciation	(15,079)
Net unrealized appreciation (depreciation) of investments	$(3,184)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment, or portion of investment, has been pledged as collateral to cover call options written.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

130	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund

September 30, 2009

Shares	Description (1)			Value

	EQUITY FUNDS – 70.0%

	Affiliated Equity Funds – 40.6%

24,534	Nuveen NWQ Large-Cap Value Fund (Class I)			$371,693

8,139	Nuveen Santa Barbara Growth Fund (Class I)			132,984

28,656	Nuveen Symphony Large-Cap Growth Fund (Class I)			504,924

28,897	Nuveen Tradewinds Global Resources Fund (Class I)			571,287

46,748	Nuveen Tradewinds International Value Fund (Class I)			1,112,609

10,898	Nuveen Tradewinds Value Opportunities Fund (Class I)			308,963

42,111	Nuveen U.S. Equity Completeness Fund			684,718

9,162	Nuveen Winslow Large-Cap Growth Fund (Class I)			222,813
	Total Affiliated Equity Funds (cost $4,361,709)			3,909,991

	Non-Affiliated Equity Funds – 29.4%

6,505	iShares Dow Jones U.S. Real Estate Index Fund			277,503

20,590	iShares MSCI EAFE Growth Index Fund			1,098,477

37,315	iShares MSCI Emerging Markets Index Fund			1,451,925
	Total Non-Affiliated Equity Funds (cost $2,675,845)			2,827,905
	Total Equity Funds (cost $7,037,554)			6,737,896

	FIXED INCOME FUNDS – 27.5%

	Affiliated Fixed Income Funds – 21.5%

84,342	Nuveen High Yield Bond Fund (Class I)			1,360,441

28,074	Nuveen Multi-Strategy Income Fund (Class I)			572,991

7,219	Nuveen Short Duration Bond Fund (Class I)			142,434
	Total Affiliated Fixed Income Funds (cost $1,898,912)			2,075,866

	Non-Affiliated Fixed Income Funds – 6.0%

5,600	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund			576,128
	Total Non-Affiliated Fixed Income Funds (cost $580,417)			576,128
	Total Fixed Income Funds (cost $2,479,329)			2,651,994

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%

$241	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $240,554, collateralized by $245,000 U.S. Treasury Notes, 3.500%, due 2/15/10, value $249,067	0.010%	10/01/09	$240,554
	Total Short-Term Investments (cost $240,554)			240,554
	Total Investments (cost $9,757,437) – 100.0%			9,630,444
	Other Assets Less Liabilities – 0.0%			1,497
	Net Assets – 100%			$9,631,941

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund (continued)

September 30, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds	$6,053,178	$684,718	$—	$6,737,896
Fixed Income Funds	2,651,994	—	—	2,651,994
Short-Term Investments	240,554	—	—	240,554
Total	$8,945,726	$684,718	$—	$9,630,444

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $9,870,996.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$659,187
Depreciation	(899,739)
Net unrealized appreciation (depreciation) of investments	$(240,552)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

132	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund

September 30, 2009

Shares	Description (1)			Value

	EQUITY FUNDS – 57.4%

	Affiliated Equity Funds – 34.7%

96,435	Nuveen NWQ Large-Cap Value Fund (Class I)			$1,460,988

30,529	Nuveen Santa Barbara Growth Fund (Class I)			498,842

109,879	Nuveen Symphony Large-Cap Growth Fund (Class I)			1,936,073

101,250	Nuveen Tradewinds Global Resources Fund (Class I)			2,001,705

154,013	Nuveen Tradewinds International Value Fund (Class I)			3,665,516

42,996	Nuveen Tradewinds Value Opportunities Fund (Class I)			1,218,931

156,060	Nuveen U.S. Equity Completeness Fund			2,537,529

34,676	Nuveen Winslow Large-Cap Growth Fund (Class I)			843,315
	Total Affiliated Equity Funds (cost $15,210,501)			14,162,899

	Non-Affiliated Equity Funds – 22.7%

27,360	iShares Dow Jones U.S. Real Estate Index Fund			1,167,178

67,795	iShares MSCI EAFE Growth Index Fund			3,616,863

115,350	iShares MSCI Emerging Markets Index Fund			4,488,269
	Total Non-Affiliated Equity Funds (cost $7,724,388)			9,272,310
	Total Equity Funds (cost $22,934,889)			23,435,209

	FIXED INCOME FUNDS – 39.6%

	Affiliated Fixed Income Funds – 30.5%

380,980	Nuveen High Yield Bond Fund (Class I)			6,145,208

200,773	Nuveen Multi-Strategy Income Fund (Class I)			4,097,774

112,589	Nuveen Short Duration Bond Fund (Class I)			2,221,374
	Total Affiliated Fixed Income Funds (cost $11,458,823)			12,464,356

	Non-Affiliated Fixed Income Funds – 9.1%

36,020	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund			3,705,738
	Total Non-Affiliated Fixed Income Funds (cost $3,765,098)			3,705,738
	Total Fixed Income Funds (cost $15,223,921)			16,170,094

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.8%

$1,131	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $1,130,885, collateralized by $1,135,000 U.S. Treasury Notes, 3.500%, due 2/15/10, value $1,153,841	0.010%	10/01/09	$1,130,885
	Total Short-Term Investments (cost $1,130,885)			1,130,885
	Total Investments (cost $39,289,695) – 99.8%			40,736,188
	Other Assets Less Liabilities – 0.2%			84,238
	Net Assets – 100%			$40,820,426

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund (continued)

September 30, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds	$20,897,680	$2,537,529	$—	$23,435,209
Fixed Income Funds	16,170,094	—	—	16,170,094
Short-Term Investments	1,130,885	—	—	1,130,885
Total	$38,198,659	$2,537,529	$—	$40,736,188

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $40,263,979.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$3,079,799
Depreciation	(2,607,590)
Net unrealized appreciation (depreciation) of investments	$472,209

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

134	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund

September 30, 2009

Shares	Description (1)			Value

	EQUITY FUNDS – 37.7%

	Affiliated Equity Funds – 23.9%

73,557	Nuveen NWQ Large-Cap Value Fund (Class I)			$1,114,391

24,440	Nuveen Santa Barbara Growth Fund (Class I)			399,349

86,347	Nuveen Symphony Large-Cap Growth Fund (Class I)			1,521,432

117,832	Nuveen Tradewinds Global Resources Fund (Class I)			2,329,529

99,907	Nuveen Tradewinds International Value Fund (Class I)			2,377,796

32,651	Nuveen Tradewinds Value Opportunities Fund (Class I)			925,653

124,794	Nuveen U.S. Equity Completeness Fund			2,029,145

27,144	Nuveen Winslow Large-Cap Growth Fund (Class I)			660,136
	Total Affiliated Equity Funds (cost $11,805,673)			11,357,431

	Non-Affliiated Equity Funds – 13.8%

31,915	iShares Dow Jones U.S. Real Estate Index Fund			1,361,494

43,935	iShares MSCI EAFE Growth Index Fund			2,343,932

73,455	iShares MSCI Emerging Markets Index Fund			2,858,134
	Total Non-Affiliated Equity Funds (cost $6,072,938)			6,563,560
	Total Equity Funds (cost $17,878,611)			17,920,991

	FIXED INCOME FUNDS – 60.0%

	Affiliated Fixed Income Funds – 49.8%

297,254	Nuveen High Yield Bond Fund (Class I)			4,794,707

466,506	Nuveen Multi-Strategy Income Fund (Class I)			9,521,397

471,004	Nuveen Short Duration Bond Fund (Class I)			9,292,916
	Total Affiliated Fixed Income Funds (cost $22,478,327)			23,609,020

	Non-Affiliated Fixed Income Funds – 10.2%

46,865	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund			4,821,471
	Total Non-Affiliated Fixed Income Funds (cost $5,004,113)			4,821,471
	Total Fixed Income Funds (cost $27,482,440)			28,430,491

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.2%

$1,057	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $1,056,948, collateralized by $1,065,000 U.S. Treasury Notes, 3.500%, due 2/15/10, value $1,082,679	0.010%	10/01/09	$1,056,948
	Total Short-Term Investments (cost $1,056,948)			1,056,948
	Total Investments (cost $46,417,999) – 99.9%			47,408,430
	Other Assets Less Liabilities – 0.1%			34,198
	Net Assets – 100%			$47,442,628

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund (continued)

September 30, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds	$15,891,846	$2,029,145	$—	$17,920,991
Fixed Income Funds	28,430,491	—	—	28,430,491
Short-Term Investments	1,056,948	—	—	1,056,948
Total	$45,379,285	$2,029,145	$—	$47,408,430

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $46,565,579.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$2,853,357
Depreciation	(2,010,506)
Net unrealized appreciation (depreciation) of investments	$842,851

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

136	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2009